UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09102
Name of Fund:
iShares, Inc.
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares International High Yield Bond ETF
HYXU | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares International High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International High Yield Bond ETF	$20	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.96%	13.42%	5.15%	3.04%
iBoxx Global Government Index	11.77	14.99	(0.41)	0.72
Markit iBoxx® Global Developed Markets ex-US High Yield Index	6.64	13.72	5.46	3.36
Key Fund statistics
Net Assets	$41,288,448
Number of Portfolio Holdings	337
Portfolio Turnover Rate	20%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	3.5%
Ba	44.8%
B	32.0%
Caa	5.9%
Ca	0.2%
C	0.2%
Not Rated	13.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
France	17.3%
Italy	13.9%
United Kingdom	13.8%
United States	13.5%
Germany	10.7%
Luxembourg	4.4%
Netherlands	3.8%
Spain	3.5%
Sweden	2.8%
Greece	2.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International High Yield Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
HYXU-04/25-SAR

iShares J.P. Morgan EM Corporate Bond ETF
CEMB | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares J.P. Morgan EM Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Corporate Bond ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.71%	7.69%	3.18%	3.23%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan CEMBI Broad Diversified Core Index	1.89	8.10	3.42	3.64
Key Fund statistics
Net Assets	$371,018,581
Number of Portfolio Holdings	1,040
Portfolio Turnover Rate	15%
The performance of the J.P. Morgan CEMBI Broad Diversified Core Index in this report reflects the performance of the Morningstar® Emerging Markets Corporate Bond IndexSM through May 31, 2017 and, beginning on June 1, 2017, the performance of the J.P. Morgan CEMBI Broad Diversified Core Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.2%
Aa	11.8%
A	13.0%
Baa	30.0%
Ba	13.5%
B	6.6%
Caa	1.4%
Not Rated	23.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	9.2%
United Arab Emirates	5.3%
Brazil	5.1%
Saudi Arabia	5.0%
Mexico	4.9%
India	4.3%
South Korea	4.2%
Turkey	4.1%
Chile	3.9%
Hong Kong	3.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
CEMB-04/25-SAR

iShares J.P. Morgan EM High Yield Bond ETF
EMHY | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares J.P. Morgan EM High Yield Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM High Yield Bond ETF	$25	0.50%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.81%	10.00%	5.98%	3.76%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan USD Emerging Markets High Yield Bond Index	1.89	10.24	6.33	4.07
Key Fund statistics
Net Assets	$437,349,405
Number of Portfolio Holdings	664
Portfolio Turnover Rate	14%
The performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index in this report reflects the performance of the Morningstar® Emerging Markets High Yield Bond IndexSM through March 1, 2020 which terminated on April 1, 2020 and, beginning on March 2, 2020, the performance of the J.P. Morgan USD Emerging Markets High Yield Bond Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	8.3%
Ba	34.1%
B	26.4%
Caa	15.6%
Ca	1.0%
Not Rated	14.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Turkey	13.8%
Brazil	12.7%
Mexico	8.2%
Colombia	7.4%
Argentina	6.7%
Dominican Republic	3.5%
South Africa	3.3%
Oman	3.1%
United Arab Emirates	2.9%
Bahrain	2.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Morningstar Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM High Yield Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
EMHY-04/25-SAR

iShares J.P. Morgan EM Local Currency Bond ETF
LEMB | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares J.P. Morgan EM Local Currency Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan EM Local Currency Bond ETF	$15	0.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.15%	8.38%	1.10%	(0.21)%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index	4.46	8.51	1.15	0.16
Key Fund statistics
Net Assets	$300,508,260
Number of Portfolio Holdings	388
Portfolio Turnover Rate	14%
Effective March 31, 2025, the Fund has changed the name of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4.5% Floor Index to the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.
The performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index in this report reflects the performance of the Bloomberg Emerging Markets Broad Local Currency Bond Index through May 31, 2017 and, beginning on June 1, 2017, the performance of the J.P. Morgan GBI-EM Global Diversified 15% Cap 4% Floor Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	4.0%
A	28.5%
Baa	46.1%
Ba	16.4%
B	3.8%
Not Rated	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	15.2%
India	10.5%
Indonesia	5.9%
Mexico	5.7%
Malaysia	5.6%
Thailand	5.0%
Poland	4.3%
Brazil	4.2%
South Africa	4.2%
Czech Republic	4.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co., Bloomberg Index Services Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan EM Local Currency Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
LEMB-04/25-SAR

iShares US & Intl High Yield Corp Bond ETF
GHYG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares US & Intl High Yield Corp Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares US & Intl High Yield Corp Bond ETF	$20	0.40%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.88%	10.02%	5.51%	3.88%
iBoxx Global Government Index	11.77	14.99	(0.41)	0.72
Markit iBoxx® Global Developed Markets High Yield Index	3.12	10.30	5.69	4.06
Key Fund statistics
Net Assets	$179,025,466
Number of Portfolio Holdings	1,657
Portfolio Turnover Rate	11%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.6%
Ba	43.4%
B	37.9%
Caa	11.0%
Ca	0.5%
C	0.0	%(b)
Not Rated	5.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	65.8%
United Kingdom	5.9%
France	5.4%
Canada	3.8%
Germany	3.7%
Italy	3.6%
Luxembourg	1.9%
Netherlands	1.4%
Israel	1.2%
Japan	1.0%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Markit Indices Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares US & Intl High Yield Corp Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
GHYG-04/25-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares, Inc.
• iShares International High Yield Bond ETF | HYXU | Cboe BZX Exchange
• iShares J.P. Morgan EM Corporate Bond ETF | CEMB | Cboe BZX Exchange
• iShares J.P. Morgan EM High Yield Bond ETF | EMHY | Cboe BZX Exchange
• iShares J.P. Morgan EM Local Currency Bond ETF | LEMB | NYSE Arca
• iShares US & Intl High Yield Corp Bond ETF | GHYG | Cboe BZX Exchange

Schedule of Investments (unaudited)
April 30, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.3%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR100	$123,665
Austria — 0.6%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	113,009
Benteler International AG, 9.38%, 05/15/28(a)	EUR100	117,641
		230,650
Belgium — 0.5%
Azelis Finance NV, 5.75%, 03/15/28(a)	EUR100	115,871
Telenet Finance Luxembourg Notes SARL, 3.50%, 03/01/28(a)	EUR100	110,988
		226,859
Canada — 1.0%
Air Canada, 4.63%, 08/15/29(c)	CAD325	225,875
Cineplex Inc., 7.63%, 03/31/29(c)	CAD25	18,695
Mattamy Group Corp., 4.63%, 03/01/28(a)	CAD50	34,920
Parkland Corp.
3.88%, 06/16/26(c)	CAD125	89,448
4.38%, 03/26/29	CAD75	52,578
Southern Pacific Resource Corp., 8.75%, 01/25/18(c)(d)(e)(f)	CAD50	—
		421,516
Cyprus — 0.3%
Bank of Cyprus PCL, 2.50%, 06/24/27, (1-year EUR Swap + 2.785%)(a)(b)	EUR100	111,766
Czech Republic — 0.6%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR100	119,377
Allwyn International AS, 3.88%, 02/15/27(a)	EUR100	112,538
		231,915
Denmark — 0.9%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR100	91,532
1.75%, (5-year EURIBOR ICE Swap + 1.952%)(a)(b)	EUR100	105,689
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR150	169,552
		366,773
France — 16.9%
Air France-KLM
4.63%, 05/23/29(a)	EUR100	116,945
7.25%, 05/31/26(a)	EUR100	117,695
Altice France SA/France
3.38%, 01/15/28(a)	EUR100	90,718
4.00%, 07/15/29(a)	EUR100	91,001
4.13%, 01/15/29(a)	EUR100	91,110
4.25%, 10/15/29(a)	EUR100	91,088
5.88%, 02/01/27(a)	EUR200	200,134
CAB SELAS, 3.38%, 02/01/28(a)	EUR200	213,208
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	84,119
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	36,745
ELO SACA
3.25%, 07/23/27(a)	EUR100	108,430
4.88%, 12/08/28(a)	EUR100	103,024
5.88%, 04/17/28(a)	EUR100	108,498
6.00%, 03/22/29(a)	EUR100	104,760
Emeria SASU, 7.75%, 03/31/28(a)	EUR100	101,492
Eramet SA, 6.50%, 11/30/29(a)	EUR100	111,179
Security	Par (000)	Value
France (continued)
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	$93,341
2.25%, 07/13/27(a)	EUR100	104,893
Forvia SE
2.38%, 06/15/27(a)	EUR100	107,675
2.75%, 02/15/27(a)	EUR225	245,212
3.75%, 06/15/28(a)	EUR100	109,076
5.13%, 06/15/29(a)	EUR100	109,726
5.50%, 06/15/31(a)	EUR100	106,693
5.63%, 06/15/30(a)	EUR125	137,271
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR100	115,332
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	100,445
Iliad Holding SASU
5.38%, 04/15/30(a)	EUR100	115,449
5.63%, 10/15/28(a)	EUR100	115,043
6.88%, 04/15/31(a)	EUR100	120,577
iliad SA
1.88%, 02/11/28(a)	EUR100	108,512
2.38%, 06/17/26(a)	EUR100	112,256
4.25%, 12/15/29(a)	EUR100	114,928
5.38%, 06/14/27(a)	EUR100	116,897
5.38%, 02/15/29(a)	EUR100	118,947
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	118,406
IPD 3 BV, 8.00%, 06/15/28(a)	EUR100	117,759
Kapla Holding SAS, 5.00%, 04/30/31(a)	EUR100	113,005
Loxam SAS
2.88%, 04/15/26(a)	EUR100	112,509
4.25%, 02/15/30(a)	EUR100	112,675
6.38%, 05/15/28(a)	EUR100	116,806
Nexans SA
4.13%, 05/29/29(a)	EUR100	115,726
4.25%, 03/11/30(a)	EUR100	116,078
Opal Bidco SAS, 5.50%, 03/31/32(a)	EUR200	224,515
Paprec Holding SA, 6.50%, 11/17/27(a)	EUR100	118,443
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	117,767
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.200%)(a)(b)	EUR100	111,978
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR100	117,346
Renault SA
2.38%, 05/25/26(a)	EUR200	224,975
2.50%, 06/02/27(a)	EUR100	111,805
2.50%, 04/01/28(a)	EUR100	111,063
Rexel SA
2.13%, 12/15/28(a)	EUR100	108,561
5.25%, 09/15/30(a)	EUR100	118,180
Tereos Finance Groupe I SA
5.75%, 04/30/31(a)	EUR100	113,258
7.25%, 04/15/28(a)	EUR100	117,041
Valeo SE
1.00%, 08/03/28(a)	EUR100	101,965
4.50%, 04/11/30(a)	EUR100	110,789
5.38%, 05/28/27(a)	EUR100	117,093
5.88%, 04/12/29(a)	EUR100	117,847
Viridien, 8.50%, 10/15/30(a)	EUR100	107,968
		6,995,977
Germany — 10.5%
Bayer AG
3.13%, 11/12/79, (5-year EUR Swap + 3.108%)(a)(b)	EUR100	109,057

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR100	$111,141
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR100	113,644
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR100	118,846
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR100	119,058
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR100	111,899
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR100	112,285
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR150	156,523
7.50%, 05/15/30(a)	EUR100	106,358
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(a)(b)	EUR100	110,924
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR100	108,940
Gruenenthal GmbH
4.13%, 05/15/28(a)	EUR100	112,255
4.63%, 11/15/31(a)	EUR100	111,060
IHO Verwaltungs GmbH
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(g)	EUR100	116,562
7.00%, 11/15/31, (7.00% cash and 7.75% PIK)(a)(g)	EUR100	116,385
8.75%, 05/15/28, (8.75% PIK)(a)(g)	EUR100	117,870
Mahle GmbH
2.38%, 05/14/28(a)	EUR100	101,696
6.50%, 05/02/31(a)	EUR100	110,821
Nidda Healthcare Holding GmbH
5.63%, 02/21/30(a)	EUR100	114,271
7.50%, 08/21/26(a)	EUR66	76,091
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	83,765
3.38%, 10/12/28(a)	EUR100	109,850
4.25%, 04/01/28(a)	EUR100	113,336
4.50%, 08/14/26(a)	EUR100	114,035
4.50%, 03/28/30(a)	EUR100	111,230
4.75%, 08/14/29(a)	EUR100	113,235
5.38%, 04/01/31(a)	EUR100	112,660
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR225	260,703
TK Elevator Holdco GmbH, 6.63%, 07/15/28(a)	EUR90	101,780
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR100	112,810
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	104,342
3.00%, 10/23/29(a)	EUR100	96,934
4.75%, 01/31/29(a)	EUR100	105,341
6.13%, 03/13/29(a)	EUR100	109,629
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	105,000
2.25%, 05/03/28(a)	EUR100	101,171
3.75%, 09/21/28(a)	EUR100	104,220
5.75%, 08/03/26(a)	EUR100	113,896
		4,329,623
Greece — 2.6%
Alpha Services and Holdings SA, 6.00%, 09/13/34, (5-year EURIBOR ICE Swap + 3.270%)(a)(b)	EUR100	119,802
Eurobank Ergasias Services and Holdings SA
4.25%, 04/30/35, (5-year EURIBOR ICE Swap + 2.000%)(a)(b)	EUR100	111,930
10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR100	130,266
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR200	230,004
Security	Par (000)	Value
Greece (continued)
National Bank of Greece SA, 8.00%, 01/03/34, (5-year EURIBOR ICE Swap + 4.646%)(a)(b)	EUR100	$127,641
Piraeus Financial Holdings SA
5.38%, 09/18/35, (5-year EURIBOR ICE Swap + 3.150%)(a)(b)	EUR100	116,805
7.25%, 04/17/34, (5-year EUR Swap + 4.773%)(a)(b)	EUR100	125,104
Public Power Corp. SA, 4.63%, 10/31/31(a)	EUR100	114,612
		1,076,164
Ireland — 0.9%
eircom Finance DAC
3.50%, 05/15/26(a)	EUR100	112,738
5.75%, 12/15/29(a)	EUR100	116,929
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32(a)	GBP100	129,655
		359,322
Israel — 1.9%
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/27(a)	EUR100	109,839
3.75%, 05/09/27	EUR150	170,525
4.38%, 05/09/30	EUR200	228,446
7.38%, 09/15/29	EUR100	126,808
7.88%, 09/15/31	EUR100	133,742
		769,360
Italy — 13.6%
Banca IFIS SpA
5.50%, 02/27/29(a)	EUR100	118,278
6.13%, 01/19/27(a)	EUR100	117,879
Banca Monte dei Paschi di Siena SpA
3.63%, 11/27/30, (3-mo. EURIBOR + 1.450%)(a)(b)	EUR100	113,902
6.75%, 09/05/27, (3-mo. EURIBOR + 3.283%)(a)(b)	EUR100	118,381
10.50%, 07/23/29(a)	EUR100	138,202
Banca Popolare di Sondrio SpA, 5.51%, 03/13/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR200	237,930
Banco BPM SpA, 5.00%, 06/18/34, (5-year EUR Swap + 2.450%)(a)(b)	EUR200	233,191
BPER Banca SpA
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR150	182,978
6.13%, 02/01/28, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR150	178,499
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	112,846
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	102,055
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)	EUR100	119,444
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	109,282
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR80	94,777
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	107,474
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	111,320
Infrastrutture Wireless Italiane SpA
1.63%, 10/21/28(a)	EUR100	109,037
1.88%, 07/08/26(a)	EUR150	168,712
3.75%, 04/01/30(a)	EUR125	143,222
Intesa Sanpaolo Assicurazioni SpA, 2.38%, 12/22/30(a)	EUR250	260,623
Intesa Sanpaolo SpA, 5.15%, 06/10/30(a)	GBP100	129,559
Lottomatica SpA, 7.13%, 06/01/28(a)	EUR100	117,290
Mediobanca Banca di Credito Finanziario SpA, 3.75%, 06/16/26	EUR50	57,142
Mundys SpA
1.88%, 07/13/27(a)	EUR175	194,141
1.88%, 02/12/28(a)	EUR100	109,301
4.50%, 01/24/30(a)	EUR100	117,594
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
4.75%, 01/24/29(a)	EUR100	$118,507
Optics Bidco SpA
1.63%, 01/18/29	EUR100	104,123
6.88%, 02/15/28(a)	EUR176	213,202
7.88%, 07/31/28(a)	EUR147	184,622
Pachelbel Bidco SpA, 7.13%, 05/17/31(a)	EUR100	119,391
Rossini SARL, 6.75%, 12/31/29(a)	EUR150	176,560
Saipem Finance International BV, 4.88%, 05/30/30(a)	EUR100	117,731
Telecom Italia SpA
6.88%, 02/15/28(a)	EUR124	153,126
7.88%, 07/31/28(a)	EUR103	131,579
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	106,234
2.38%, 10/12/27(a)	EUR100	113,138
UnipolSai Assicurazioni SpA
3.88%, 03/01/28(a)	EUR100	114,556
4.90%, 05/23/34(a)	EUR100	115,994
Webuild SpA
4.88%, 04/30/30(a)	EUR100	116,169
7.00%, 09/27/28(a)	EUR100	122,834
		5,610,825
Japan — 1.8%
Nissan Motor Co. Ltd., 3.20%, 09/17/28(a)	EUR100	109,654
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	110,541
3.38%, 07/06/29(a)	EUR125	130,278
3.88%, 07/06/32(a)	EUR100	101,583
4.00%, 09/19/29(a)	EUR100	107,975
5.38%, 01/08/29(a)	EUR150	171,097
		731,128
Jersey — 0.3%
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29(a)	GBP100	116,346
Luxembourg — 4.3%
AccorInvest Group SA
5.50%, 11/15/31(a)	EUR100	112,784
6.38%, 10/15/29(a)	EUR125	146,964
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	85,182
4.25%, 08/15/29(a)	EUR100	85,036
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	39,836
Altice France Holding SA
4.00%, 02/15/28(a)	EUR100	33,303
8.00%, 05/15/27(a)	EUR100	33,118
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(g)	EUR129	4,420
Cidron Aida Finco Sarl, 9.13%, 10/27/31(a)	GBP100	131,892
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	107,585
6.38%, 04/15/29(a)	EUR100	110,918
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	114,591
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR100	112,991
Monitchem HoldCo 3 SA, 8.75%, 05/01/28(a)	EUR100	111,365
PLT VII Finance SARL, 6.00%, 06/15/31(a)	EUR100	115,972
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR100	105,537
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	110,393
Security	Par (000)	Value
Luxembourg (continued)
Vivion Investments SARL
6.50%, 02/28/29(a)(g)	EUR102	$110,098
8.00%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(a)(g)	EUR101	110,487
		1,782,472
Netherlands — 3.7%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	116,569
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP100	142,960
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	116,538
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR100	112,225
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	110,962
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR100	110,472
5.13%, 02/15/30(a)	EUR100	115,567
Trivium Packaging Finance BV, 3.75%, 08/15/26(a)	EUR100	111,557
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR100	110,341
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR100	102,912
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR150	150,394
6.13%, 11/15/32(a)	EUR125	133,743
Ziggo BV, 2.88%, 01/15/30(a)	EUR100	103,523
		1,537,763
Norway — 0.4%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR125	153,584
Poland — 0.3%
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	114,090
Portugal — 2.2%
Banco Comercial Portugues SA, 4.75%, 03/20/37, (5-year EURIBOR ICE Swap + 2.150%)(a)(b)	EUR100	111,977
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR100	109,255
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR100	111,192
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR200	227,731
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR100	114,878
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR100	120,150
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(b)	EUR100	131,782
		926,965
Slovenia — 0.9%
United Group BV
3.63%, 02/15/28(a)	EUR100	110,620
4.00%, 11/15/27(a)	EUR32	35,900
6.50%, 10/31/31(a)	EUR100	115,060
6.75%, 02/15/31(a)	EUR100	115,873
		377,453
Spain — 3.4%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR100	113,364
Banco de Credito Social Cooperativo SA, 5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(a)(b)	EUR100	113,760
Cirsa Finance International SARL
6.50%, 03/15/29(a)	EUR100	117,844
7.88%, 07/31/28(a)	EUR100	118,483
Grifols SA
2.25%, 11/15/27(a)	EUR100	108,673

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
3.88%, 10/15/28(a)	EUR250	$264,818
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	114,231
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR300	339,305
Unicaja Banco SA, 5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR100	117,654
		1,408,132
Sweden — 2.8%
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	116,922
Intrum AB, 4.88%, 09/15/27(a)(d)(f)	EUR100	90,118
Verisure Holding AB
3.25%, 02/15/27(a)	EUR150	167,525
3.88%, 07/15/26(a)	EUR100	112,673
5.50%, 05/15/30(a)	EUR150	174,802
9.25%, 10/15/27(a)	EUR80	94,907
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR150	170,211
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	109,611
4.75%, 05/08/30(a)	EUR100	112,049
		1,148,818
Switzerland — 0.5%
Dufry One BV
2.00%, 02/15/27(a)	EUR100	110,532
4.75%, 04/18/31(a)	EUR100	116,414
		226,946
United Kingdom — 13.5%
888 Acquisitions Ltd., 7.56%, 07/15/27(a)	EUR100	112,809
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR125	147,330
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR100	114,410
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR200	218,000
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP300	371,849
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR100	114,623
British Telecommunications PLC
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR100	115,577
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(a)(b)	GBP125	177,406
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	115,411
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	135,853
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR100	113,543
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP100	131,184
eG Global Finance PLC, 11.00%, 11/30/28(a)	EUR100	125,319
Heathrow Finance PLC, 6.63%, 03/01/31(a)	GBP100	129,444
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR125	126,802
8.50%, 03/15/29(a)	EUR100	108,119
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(a)	EUR100	114,024
Jerrold Finco PLC, 7.88%, 04/15/30(a)	GBP150	200,056
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP100	126,636
Miller Homes Group Finco PLC, 7.00%, 05/15/29(a)	GBP100	129,845
Motion Finco SARL, 7.38%, 06/15/30(a)	EUR125	137,433
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR100	109,621
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	140,964
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(a)	GBP13	20,101
Thames Water Utilities Finance PLC
0.88%, 01/31/30(a)	EUR100	78,816
1.25%, 01/31/34(a)	EUR100	78,365
Security	Par (000)	Value
United Kingdom (continued)
2.63%, 01/24/34(a)	GBP100	$92,776
3.50%, 02/25/30(a)	GBP100	94,125
4.00%, 04/18/29(a)	EUR100	80,057
4.38%, 01/18/33(a)	EUR150	119,845
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(h)	GBP3	3,230
Virgin Media Finance PLC, 3.75%, 07/15/30(a)	EUR100	102,240
Virgin Media Secured Finance PLC, 4.13%, 08/15/30(a)	GBP100	117,184
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP100	124,722
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR100	104,902
4.00%, 01/31/29(a)	GBP100	122,014
4.50%, 07/15/31(a)	GBP100	114,670
5.63%, 04/15/32(a)	EUR100	113,019
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR100	112,105
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR150	158,457
4.20%, 10/03/78, (5-year EUR Swap + 3.427%)(a)(b)	EUR100	114,594
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR100	122,246
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(a)(b)	GBP100	143,083
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR200	238,987
		5,571,796
United States — 13.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 3.63%, 06/01/28(a)	EUR100	109,045
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(a)	EUR100	103,828
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR200	200,515
4.75%, 07/15/27(a)	GBP100	63,688
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	107,325
Avantor Funding Inc., 3.88%, 07/15/28(a)	EUR100	111,529
Avis Budget Finance PLC
7.00%, 02/28/29(a)	EUR100	111,611
7.25%, 07/31/30(a)	EUR100	111,649
Ball Corp., 1.50%, 03/15/27	EUR100	109,778
Belden Inc., 3.88%, 03/15/28(a)	EUR150	168,307
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD75	53,356
7.13%, 02/13/28	CAD125	93,179
Carnival PLC, 1.00%, 10/28/29	EUR100	98,771
Celanese U.S. Holdings LLC
2.13%, 03/01/27	EUR100	109,141
5.00%, 04/15/31	EUR100	109,628
5.59%, 01/19/29	EUR125	144,732
Clarios Global LP/Clarios U.S. Finance Co., 4.38%, 05/15/26(a)	EUR100	112,825
Constellium SE, 5.38%, 08/15/32(a)	EUR100	111,337
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	115,974
5.00%, 05/15/28(a)	EUR100	117,999
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	121,596
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR100	112,805
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.38%, 12/15/30(a)	EUR100	116,971
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	105,076
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	106,848
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(a)	EUR100	112,651
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR100	$115,161
International Game Technology PLC, 3.50%, 06/15/26(a)	EUR150	169,625
IQVIA Inc.
2.25%, 01/15/28(a)	EUR150	163,504
2.25%, 03/15/29(a)	EUR200	213,332
Levi Strauss & Co., 3.38%, 03/15/27	EUR100	112,189
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/28	GBP100	102,760
7.00%, 02/15/32(a)	EUR100	114,919
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	107,092
OI European Group BV
5.25%, 06/01/29(a)	EUR100	113,993
6.25%, 05/15/28(a)	EUR100	116,104
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	107,008
9.63%, 11/15/28(a)	EUR100	117,865
Organon & Co./Organon Foreign Debt Co-Issuer BV, 2.88%, 04/30/28(a)	EUR200	214,967
Primo Water Holdings Inc./Triton Water Holdings Inc., 3.88%, 10/31/28(a)	EUR100	111,093
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	118,301
Silgan Holdings Inc., 2.25%, 06/01/28	EUR100	109,094
Standard Industries Inc./New York, 2.25%, 11/21/26(a)	EUR100	110,244
VF Corp.
0.25%, 02/25/28	EUR100	98,261
0.63%, 02/25/32	EUR100	79,605
Walgreens Boots Alliance Inc., 2.13%, 11/20/26	EUR125	137,250
		5,472,531
Total Corporate Bonds & Notes — 97.9% (Cost: $39,648,243)		40,422,439
	Shares
Common Stocks
Supranational — 0.0%
Sentry Holdings Ltd.	25	—
Total Common Stocks — 0.0% (Cost: $159,437)		—
Total Long-Term Investments — 97.9% (Cost: $39,807,680)		40,422,439
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	30,000	$30,000
Total Short-Term Securities — 0.1% (Cost: $30,000)		30,000
Total Investments — 98.0% (Cost: $39,837,680)		40,452,439
Other Assets Less Liabilities — 2.0%		836,009
Net Assets — 100.0%		$41,288,448

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Non-income producing security.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$10,000 (a)	$—	$—	$—	$30,000	30,000	$862	$—

(a)	Represents net amount purchased (sold).

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International High Yield Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$40,422,439	$—	$40,422,439
Common Stocks	—	—	—	—
Short-Term Securities
Money Market Funds	30,000	—	—	30,000
	$30,000	$40,422,439	$—	$40,452,439
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.2%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$900	$861,750
Argentina — 1.3%
Telecom Argentina SA, 9.50%, 07/18/31(a)	625	652,031
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)	535	510,551
YPF SA
6.95%, 07/21/27(a)	562	553,851
7.00%, 09/30/33(a)(b)	525	497,275
7.00%, 12/15/47(a)	400	337,424
8.25%, 01/17/34(a)(c)	800	778,992
8.75%, 09/11/31(a)	450	456,048
9.00%, 06/30/29(a)(b)(d)	600	614,436
9.50%, 01/17/31(a)	600	620,700
		5,021,308
Australia — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	379,000
3.75%, 10/01/30	500	463,055
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(a)	200	175,550
		1,017,605
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	400	384,788
BBK BSC, 6.88%, 06/06/29(a)	400	405,376
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	394,292
		1,184,456
Brazil — 5.0%
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	231	229,853
Aegea Finance SARL, 9.00%, 01/20/31(a)	200	207,792
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	194,224
Ambipar Lux SARL, 9.88%, 02/06/31(a)	200	192,250
Azul Secured Finance LLP
10.88%, 08/28/30	132	25,142
11.93%, 08/28/28	214	126,515
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	180,438
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(a)	200	197,900
6.50%, 01/22/30(a)	200	206,420
Banco BTG Pactual SA/Cayman Islands, 5.75%, 01/22/30(a)	200	199,400
Banco do Brasil SA
3.25%, 09/30/26(a)	200	196,328
6.00%, 03/18/31(a)	200	201,500
6.25%, 04/18/30(a)	200	204,250
8.75%, (10-year CMT + 4.398%)(a)(d)(e)	400	404,060
Braskem America Finance Co., 7.13%, 07/22/41(a)	200	154,980
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	400	358,600
4.50%, 01/31/30(a)	200	165,940
5.88%, 01/31/50(a)	200	133,500
7.25%, 02/13/33(a)	400	348,880
8.00%, 10/15/34(a)	200	177,350
BRF SA
4.88%, 01/24/30(a)	200	188,944
5.75%, 09/21/50(a)	200	160,750
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	200	187,416
6.50%, 01/11/35(a)	200	193,500
Security	Par (000)	Value
Brazil (continued)
Cosan Overseas Ltd., 8.25%(a)(e)	$100	$99,750
CSN Inova Ventures, 6.75%, 01/28/28(a)	200	186,300
CSN Resources SA
4.63%, 06/10/31(a)	200	151,500
5.88%, 04/08/32(a)	200	159,000
8.88%, 12/05/30(a)	200	191,300
Embraer Netherlands Finance BV
5.98%, 02/11/35	25	25,319
7.00%, 07/28/30(a)	200	213,000
FS Luxembourg SARL, 8.88%, 02/12/31(a)	200	200,250
Guara Norte SARL, 5.20%, 06/15/34(a)	160	146,952
GUSAP III LP, 4.25%, 01/21/30(a)	200	189,780
Itau Unibanco Holding SA, 6.00%, 02/27/30(f)	200	202,325
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(d)	200	197,760
7.56%, (5-year CMT + 3.222%)(a)(d)(e)	200	199,250
Klabin Austria GmbH
5.75%, 04/03/29(a)	200	199,800
7.00%, 04/03/49(a)	200	197,300
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	204,850
MARB BondCo PLC, 3.95%, 01/29/31(a)	200	172,060
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	368	284,664
MercadoLibre Inc., 3.13%, 01/14/31	200	176,050
Minerva Luxembourg SA
4.38%, 03/18/31(a)	400	351,000
8.88%, 09/13/33(a)	200	212,715
Movida Europe SA, 7.85%, 04/11/29(a)	200	175,200
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(a)	200	198,412
Nexa Resources SA, 6.75%, 04/09/34(a)	200	204,250
Petrobras Global Finance BV
5.50%, 06/10/51(c)	160	120,400
5.60%, 01/03/31(c)	250	248,950
6.00%, 01/27/28(c)	295	298,872
6.00%, 01/13/35(c)	200	189,290
6.50%, 07/03/33(c)	200	201,370
6.75%, 01/27/41	150	144,938
6.85%	275	238,906
6.88%, 01/20/40(c)	200	195,938
7.25%, 03/17/44(c)	150	148,266
7.38%, 01/17/27(c)	150	155,400
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(a)	200	200,175
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	200	185,730
6.45%, 03/05/34(a)	200	198,150
6.70%, 02/25/37(f)	200	195,960
6.95%, 03/05/54(a)	400	378,000
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	186,312
4.95%, 01/17/28(a)	200	196,562
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	196,830
Samarco Mineracao SA, 9.00%, 06/30/31, (9.05 % PIK)(a)(g)	1,026	962,126
Simpar Europe SA, 5.20%, 01/26/31(a)	200	153,876
Sitios Latinoamerica SAB de CV, 5.38%, 04/04/32(a)	200	190,160
St Marys Cement Inc. Canada, 5.75%, 04/02/34(a)	200	196,700
Suzano Austria GmbH
2.50%, 09/15/28	100	91,625
3.13%, 01/15/32	300	255,855
3.75%, 01/15/31	500	451,830

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
5.00%, 01/15/30	$200	$194,400
6.00%, 01/15/29	200	203,575
7.00%, 03/16/47(a)	200	206,950
Suzano International Finance BV, 5.50%, 01/17/27	300	303,024
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	189,312
Usiminas International SARL, 7.50%, 01/27/32(f)	200	198,100
Vale Overseas Ltd.
3.75%, 07/08/30	450	419,175
6.13%, 06/12/33(c)	350	358,715
6.40%, 06/28/54(c)	500	480,985
6.88%, 11/21/36	100	106,128
6.88%, 11/10/39	150	158,737
XP Inc., 6.75%, 07/02/29(a)	200	202,000
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	198	202,861
		18,580,902
British Virgin Islands — 0.1%
Joy Treasure Assets Holdings Inc., 5.50%, 02/01/27(a)	200	202,060
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	400	390,524
Canada — 0.0%
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(a)(d)(e)	200	195,408
Cayman Islands — 0.7%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(a)	400	404,488
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(d)(e)	400	404,500
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	200	199,376
Doha Finance Ltd., 5.25%, 03/12/29(a)	400	405,375
QNB Finance Ltd., 5.56%, 04/02/29, (1-day SOFR + 1.200%)(d)	800	807,500
SNB Sukuk Ltd., 5.13%, 02/27/29(a)	200	203,000
		2,424,239
Chile — 3.8%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(d)	400	408,800
Agrosuper SA, 4.60%, 01/20/32(a)	200	181,000
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	593	437,655
Antofagasta PLC
2.38%, 10/14/30(a)	200	171,750
5.63%, 05/13/32(a)	400	401,564
6.25%, 05/02/34(a)	400	405,000
Banco de Chile, 2.99%, 12/09/31(a)	200	174,394
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200	173,500
3.50%, 10/12/27(a)(c)	200	193,200
7.50%, , (5-year CMT + 3.767%)(a)(d)(e)	200	194,400
8.75%, (5-year CMT + 4.944%)(a)(d)(e)	400	414,500
Banco Santander Chile, 3.18%, 10/26/31(a)(c)	200	177,700
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	400	373,000
4.25%, 04/30/29(a)	200	188,944
5.15%, 01/29/50(a)	400	329,000
5.50%, 04/30/49(a)	200	173,688
Cencosud SA
4.38%, 07/17/27(a)	600	592,500
5.95%, 05/28/31(a)	200	203,100
Chile Electricity Lux MPC II SARL
5.58%, 10/20/35(a)	586	581,224
Security	Par (000)	Value
Chile (continued)
5.67%, 10/20/35(f)	$200	$200,575
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	372	385,020
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	400	351,460
Colbun SA
3.15%, 03/06/30(a)	200	181,412
3.15%, 01/19/32(a)	400	345,000
3.95%, 10/11/27(a)	200	196,300
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/32(a)	450	378,112
4.75%, 08/01/26(a)	400	400,000
Enel Americas SA, 4.00%, 10/25/26	150	148,163
Enel Chile SA, 4.88%, 06/12/28	600	592,650
Engie Energia Chile SA
3.40%, 01/28/30(a)	200	181,000
6.38%, 04/17/34(a)	400	411,300
Falabella SA, 3.38%, 01/15/32(a)	400	337,240
GNL Quintero SA, 4.63%, 07/31/29(a)	318	312,797
Interchile SA, 4.50%, 06/30/56(a)	500	394,000
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	347,500
3.85%, 01/13/30(a)	400	371,792
4.38%, 04/04/27(a)(c)	200	197,700
6.13%, 06/23/33(a)	200	202,112
6.13%, 02/26/34(a)	200	200,430
Latam Airlines Group SA
7.88%, 04/15/30(a)	705	688,644
13.38%, 10/15/29(a)	400	445,240
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	400	254,000
5.50%, 09/10/34(a)	400	385,300
6.50%, 11/07/33(a)	400	414,260
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	197,970
		14,294,896
China — 9.0%
Agricultural Bank of China Ltd./New York, 4.94%, 01/24/27, (1-day SOFR Index + 0.630%)(a)(d)	200	200,008
Alibaba Group Holding Ltd.
2.13%, 02/09/31	200	174,782
2.70%, 02/09/41	200	134,894
3.15%, 02/09/51(c)	400	253,596
3.25%, 02/09/61	200	121,400
3.40%, 12/06/27(c)	500	488,000
4.00%, 12/06/37	200	172,800
4.20%, 12/06/47(c)	400	313,900
4.40%, 12/06/57	200	154,806
4.50%, 11/28/34	200	188,989
4.88%, 05/26/30(a)	200	202,888
5.63%, 11/26/54(a)	200	190,646
Amipeace Ltd., 1.75%, 11/09/26(a)	400	384,580
Baidu Inc.
2.38%, 08/23/31	200	175,540
3.63%, 07/06/27	200	197,432
Bank of China Ltd./New York, 4.63%, 06/26/26(a)	200	200,044
Bank of China Ltd./Panama, 4.84%, 03/19/28, (1-day SOFR Index + 0.500%)(a)(d)	200	199,404
Bank of China Ltd./Sydney, 4.85%, 03/04/28, (1-day SOFR Index + 0.500%)(a)(d)	200	199,866
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(d)(e)	600	595,014
Bank of Communications Co. Ltd./Hong Kong, 4.88%, 08/01/27, (1-day SOFR Index + 0.550%)(a)(d)	200	199,796
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
BOC Aviation Ltd.
2.63%, 09/17/30(a)(c)	$600	$545,784
3.00%, 09/11/29(a)(c)	500	470,640
3.50%, 09/18/27(a)	600	585,816
4.50%, 05/23/28(a)	400	399,216
BOC Aviation USA Corp.
4.63%, 09/04/31(a)(c)	400	400,450
4.88%, 05/03/33(a)	400	396,512
5.00%, 01/17/29(a)	400	406,624
5.25%, 01/14/30(a)	400	411,732
5.75%, 11/09/28(a)	400	415,140
BOCOM International Blossom Ltd., 1.75%, 06/28/26(a)	200	192,620
Bocom Leasing Management Hong Kong Co. Ltd., 5.03%, 06/26/27, (1-day SOFR Index + 0.680%)(a)(d)	200	199,688
CCBL Cayman 1 Corp. Ltd., 1.80%, 07/22/26(a)	200	193,802
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(a)	200	193,130
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	197,874
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	180,638
3.13%, 03/18/30(a)	200	184,224
3.25%, 01/28/27(a)	200	195,196
5.75%, 05/28/29(a)	200	205,730
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	200	199,788
4.75%, 02/21/29(a)	200	199,114
China Construction Bank Corp.
2.45%, 06/24/30, (5-year CMT + 2.150%)(a)(d)	600	597,732
2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(d)	600	582,900
China Construction Bank Corp/Hong Kong, 4.88%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(d)	200	199,794
China Development Bank Financial Leasing Co. Ltd., 2.88%, 09/28/30, (5-year CMT + 2.750%)(a)(d)	200	198,220
China Everbright Bank Co. Ltd./Sydney, 4.97%, 09/20/26, (1-day SOFR Index + 0.630%)(a)(d)	200	200,063
China Everbright Bank Co. Ltd/Hong Kong, 4.88%, 05/14/27, (1-day SOFR Index + 0.520%)(a)(d)	200	199,688
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	195,038
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(a)	200	193,096
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	181,342
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	198,856
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(a)(d)(e)	200	196,116
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(a)(d)(e)	400	415,448
CICC Hong Kong Finance 2016 MTN Ltd.
5.27%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(d)	200	200,687
5.44%, 07/18/26(a)	200	201,234
CITIC Ltd.
2.85%, 02/25/30(a)	200	187,126
2.88%, 02/17/27(a)	400	390,588
3.88%, 02/28/27(a)	200	198,706
CMB International Leasing Management Ltd., 5.11%, 06/04/27, (1-day SOFR + 0.760%)(a)(d)	200	200,062
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(a)	200	204,338
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	211,426
Security	Par (000)	Value
China (continued)
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	$200	$190,452
3.30%, 09/30/49	200	147,730
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	402,552
Coastal Emerald Ltd., 6.50%, (3-year CMT + 4.781%)(a)(d)(e)	200	204,626
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(a)	200	192,276
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	197,126
CSCIF Hong Kong Ltd., 5.02%, 05/31/27, (1-day SOFR Index + 0.670%)(a)(d)	200	199,244
CSI MTN Ltd., 5.05%, 10/22/27, (1-day SOFR Index + 0.730%)(a)(d)	200	198,768
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)	200	200,330
Far East Horizon Ltd., 6.63%, 04/16/27(a)	200	200,582
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	200	197,750
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	173,500
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	400	388,750
4.75%, 04/27/27(a)	200	197,750
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	191,500
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(a)	200	194,064
2.70%, 01/27/27(a)	200	194,238
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(e)	1,600	1,557,440
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(a)	200	192,552
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	246,385
Industrial & Commercial Bank of China Ltd./Singapore, 4.91%, 10/25/26, (1-day SOFR Index + 0.600%)(a)(d)	200	199,950
JD.com Inc., 3.38%, 01/14/30	200	189,596
Lenovo Group Ltd.
3.42%, 11/02/30(a)	200	183,496
5.83%, 01/27/28(a)	200	204,755
Longfor Group Holdings Ltd., 4.50%, 01/16/28(a)	200	176,619
Meituan
3.05%, 10/28/30(a)	200	182,762
4.50%, 04/02/28(a)	200	198,848
4.63%, 10/02/29(a)	400	398,048
Pioneer Reward Ltd., 5.25%, 08/09/26(a)	200	202,678
Prosus NV
3.06%, 07/13/31(a)	1,200	1,030,056
3.26%, 01/19/27(a)	600	584,812
3.68%, 01/21/30(a)	800	737,000
3.83%, 02/08/51(a)	900	565,384
4.03%, 08/03/50(a)	600	393,375
4.19%, 01/19/32(a)	600	545,436
4.85%, 07/06/27(a)(c)	400	398,876
4.99%, 01/19/52(a)	700	524,566
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	184,600
SF Holding Investment Ltd., 2.38%, 11/17/26(a)	200	194,204
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(a)	200	182,978
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	177,068
Soar Wise Ltd., 5.15%, 03/18/27(a)	200	200,876
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(c)	600	545,106
2.88%, 04/22/31(a)	200	183,512

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
3.24%, 06/03/50(a)	$400	$263,984
3.60%, 01/19/28(a)(c)	300	294,648
3.68%, 04/22/41(a)	200	155,828
3.84%, 04/22/51(a)	400	294,650
3.93%, 01/19/38(a)	200	174,600
3.94%, 04/22/61(a)	200	143,074
3.98%, 04/11/29(a)(c)	600	590,520
4.53%, 04/11/49(a)(c)	200	166,702
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	175,482
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	200	153,720
Weibo Corp., 3.38%, 07/08/30	200	183,498
West China Cement Ltd., 4.95%, 07/08/26(a)	200	156,625
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	180,880
3.38%, 04/29/30(a)	200	189,458
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(a)	200	194,018
		33,444,466
Colombia — 3.2%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	200	135,125
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	328,120
Banco Davivienda SA, 6.65%, (10-year CMT + 5.097%)(a)(d)(e)	200	169,750
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(c)(d)	400	413,980
Canacol Energy Ltd., 5.75%, 11/24/28(a)	200	92,000
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	400	350,550
Ecopetrol SA
4.63%, 11/02/31	900	731,700
5.88%, 05/28/45(c)	1,300	865,150
5.88%, 11/02/51(c)	450	288,000
6.88%, 04/29/30	1,200	1,161,900
7.38%, 09/18/43(c)	550	445,500
7.75%, 02/01/32	800	763,000
8.38%, 01/19/36	1,200	1,125,600
8.63%, 01/19/29	758	790,215
8.88%, 01/13/33	1,540	1,540,939
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	342,624
Geopark Ltd., 8.75%, 01/31/30(f)	400	346,500
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	313,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	525,750
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)(c)	400	370,500
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	367,600
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	400	401,376
		11,868,879
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	400	392,124
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	413,112
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	404,000
Security	Par (000)	Value
Ghana — 0.2%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	$400	$321,880
Tullow Oil PLC, 10.25%, 05/15/26(a)	459	358,020
		679,900
Guatemala — 0.8%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	850	809,200
CT Trust, 5.13%, 02/03/32(a)	600	541,320
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	600	572,250
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	800	712,000
6.25%, 03/25/29(a)	360	356,004
		2,990,774
Hong Kong — 3.4%
AIA Group Ltd.
2.70%, (5-year CMT + 1.758%)(a)(d)(e)	200	194,510
3.20%, 09/16/40(a)(c)	400	302,840
3.38%, 04/07/30(a)	200	190,380
3.60%, 04/09/29(a)	200	194,498
3.90%, 04/06/28(a)	200	198,420
4.50%, 03/16/46(a)	200	173,272
4.88%, 03/11/44(a)	200	183,562
4.95%, 04/04/33(a)	200	200,272
5.38%, 04/05/34(a)	200	201,379
5.40%, 09/30/54(a)	200	183,438
5.63%, 10/25/27(a)	200	206,908
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.400%)(a)(d)	250	242,253
Bank of East Asia Ltd. (The)
4.00%, 05/29/30, (5-year CMT + 3.750%)(a)(d)	250	249,750
5.83%, (5-year CMT + 5.527%)(a)(d)(e)	250	246,544
6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(d)	250	251,227
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(a)(d)(e)	200	191,750
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	196,422
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	200	199,250
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.104%)(a)(d)(e)	250	248,063
6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(d)	250	261,750
FWD Group Holdings Ltd.
7.64%, 07/02/31(a)	200	213,012
8.05%, (5-year CMT + 4.865%)(a)(d)(e)	200	194,525
8.40%, 04/05/29(a)	200	205,206
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	196,560
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	174,854
Hongkong Electric Finance Ltd., 1.88%, 08/27/30(a)	200	175,282
Hongkong Land Finance Cayman Islands Co. Ltd. (The)
2.25%, 07/15/31(a)	200	172,948
2.88%, 05/27/30(a)	200	183,606
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(a)	200	191,166
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	181,254
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	192,902
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	177,482
Joy Treasure Assets Holdings Inc., 3.50%, 09/24/29(a)	200	188,474
Li & Fung Ltd., 5.25%(a)(e)	200	92,900
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	$200	$173,088
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	1,000	899,900
5.63%, 07/17/27(a)(c)	400	384,000
5.75%, 07/21/28(a)	600	567,000
7.63%, 04/17/32(a)	600	576,000
MTR Corp. Ltd., 1.63%, 08/19/30(a)	400	352,876
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(a)(d)	250	253,607
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(a)(d)(e)	400	145,500
4.80%(a)(e)	200	55,000
5.25%, (5-year CMT + 7.889%)(a)(d)(e)	200	100,000
6.25%(a)(e)	200	61,960
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	120,000
PCPD Capital Ltd., 5.13%, 06/18/26(a)	200	184,000
Phoenix Lead Ltd., 4.85%(a)(e)	200	153,300
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(d)	200	184,373
3.13%, 04/14/30(c)	200	188,000
4.88%(a)(e)	200	171,932
Seaspan Corp., 5.50%, 08/01/29(a)	200	181,360
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	200	183,508
2.88%, 01/21/30(a)	200	184,904
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30(a)	200	186,164
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	195,098
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	193,732
		12,551,961
Hungary — 0.4%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.861%)(a)(d)	600	603,750
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(d)	400	409,252
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	500	529,220
		1,542,222
India — 4.3%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	401,252
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	344,800
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	161,063
4.00%, 07/30/27(a)	200	188,000
4.20%, 08/04/27(a)	400	374,000
4.38%, 07/03/29(a)	200	179,200
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	200	192,188
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(a)(d)(e)	200	191,250
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	200	182,222
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	357,000
CA Magnum Holdings, 5.38%, 10/31/26(a)	400	389,500
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	195	195,753
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	200	199,876
6.45%, 06/04/29(a)	200	200,250
Diamond II Ltd., 7.95%, 07/28/26(a)	200	199,500
Greenko Power II Ltd., 4.30%, 12/13/28(a)	334	304,708
Security	Par (000)	Value
India (continued)
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(f)	$200	$192,500
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(a)(d)(e)	400	379,752
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	197,322
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	196,000
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	356,372
3.25%, 02/13/30(a)	200	185,600
3.57%, 01/21/32(a)	400	363,004
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	390,624
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	295	259,969
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	190,812
5.05%, 04/05/32(a)	200	177,860
Muthoot Finance Ltd., 7.13%, 02/14/28(a)	400	395,500
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(a)(d)(e)	400	392,250
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	197,628
Oil India Ltd., 5.13%, 02/04/29(a)	200	202,410
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(a)	200	197,878
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	181,600
3.95%, 04/23/30(a)	400	379,200
4.50%, 06/18/29(a)	200	195,234
6.15%, 12/06/28(a)	200	207,746
REC Ltd.
2.25%, 09/01/26(a)	200	193,414
4.75%, 09/27/29(a)	200	197,898
5.63%, 04/11/28(a)	400	407,308
Reliance Industries Ltd.
2.88%, 01/12/32(a)	550	479,050
3.63%, 01/12/52(a)	900	614,259
3.67%, 11/30/27(a)	250	244,510
3.75%, 01/12/62(a)	400	265,752
4.88%, 02/10/45(a)	250	217,312
6.25%, 10/19/40(a)	250	268,042
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	369,500
Shriram Finance Ltd.
6.15%, 04/03/28(a)	200	194,750
6.63%, 04/22/27(a)	400	397,876
State Bank of India/London
1.80%, 07/13/26(a)	200	193,375
4.88%, 05/05/28(a)	400	401,400
5.00%, 01/17/29(a)	200	201,274
5.13%, 11/25/29(a)	200	202,200
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	174,062
Vedanta Resources Finance II PLC
9.48%, 07/24/30(a)	400	368,252
9.85%, 04/24/33(a)	200	180,000
10.88%, 09/17/29(a)	400	386,420
11.25%, 12/03/31(a)	200	193,500
Wipro IT Services LLC, 1.50%, 06/23/26(a)	400	386,588
		15,836,565
Indonesia — 2.1%
Bank Negara Indonesia Persero Tbk PT
4.30%, (5-year CMT + 3.466%)(a)(d)(e)	400	376,624
5.28%, 04/05/29(a)	400	399,124
Freeport Indonesia PT
4.76%, 04/14/27(a)	500	498,185

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
5.32%, 04/14/32(a)	$1,200	$1,184,400
6.20%, 04/14/52(a)	700	675,283
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	304,937
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	1,000	905,000
3.54%, 04/27/32(a)	400	359,376
4.75%, 06/09/51(a)	400	319,500
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	436	428,139
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	400	408,252
Minejesa Capital BV
4.63%, 08/10/30(a)	790	768,086
5.63%, 08/10/37(a)	800	744,800
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	600	555,000
		7,926,706
Israel — 3.2%
Bank Hapoalim BM, 3.26%, 01/21/32, (5-year CMT + 2.155%)(a)(d)(f)	600	573,378
Bank Leumi Le-Israel BM
3.28%, 01/29/31, (5-year CMT + 1.631%)(d)(f)	400	389,236
5.13%, 07/27/27(a)(f)	400	400,876
7.13%, 07/18/33, (5-year CMT + 3.466%)(a)(d)(f)	200	204,500
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(f)	400	377,000
5.88%, 03/30/31(a)(f)	400	362,250
8.50%, 09/30/33(a)(f)	520	521,628
ICL Group Ltd., 6.38%, 05/31/38(a)(f)	450	448,870
Israel Discount Bank Ltd., 5.38%, 01/26/28(f)	400	400,250
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(f)	400	356,816
4.25%, 08/14/28(a)(f)	600	581,688
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(f)	400	393,500
6.75%, 06/30/30(a)(f)	325	314,945
Mizrahi Tefahot Bank Ltd., 3.08%, 04/07/31, (5-year CMT + 2.250%)(a)(d)(f)	400	387,200
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	489,325
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	2,200	2,122,186
4.10%, 10/01/46(c)	1,400	983,080
4.75%, 05/09/27(c)	600	587,628
5.13%, 05/09/29(c)	550	535,150
6.75%, 03/01/28	700	714,332
7.88%, 09/15/29	400	426,620
8.13%, 09/15/31	200	219,000
		11,789,458
Ivory Coast — 0.2%
QIB Sukuk Ltd., 4.49%, 09/17/29(a)	600	596,778
Jamaica — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00%, 05/25/27, (2.25% PIK)(g)	964	963,742
Kazakhstan — 1.4%
Kaspi.KZ JSC, 6.25%, 03/26/30(f)	400	390,700
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	600	495,150
5.38%, 04/24/30(a)	1,000	972,250
Security	Par (000)	Value
Kazakhstan (continued)
5.75%, 04/19/47(a)	$1,000	$836,880
6.38%, 10/24/48(a)	1,100	976,943
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(a)	600	523,875
4.00%, 08/15/26(a)(c)	900	883,125
		5,078,923
Kuwait — 2.2%
Boubyan Sukuk Ltd., 3.39%, 03/29/27(a)	400	391,876
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(a)(d)	400	376,876
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(a)	600	598,314
KFH Sukuk Co.
5.01%, 01/17/29(a)	1,000	1,010,000
5.38%, 01/14/30(a)	600	612,840
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	370,000
4.50%, 02/23/27(a)	400	369,168
MEGlobal BV
2.63%, 04/28/28(a)	600	562,312
4.25%, 11/03/26(a)	1,000	990,000
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	400	413,164
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(d)	800	766,500
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(d)	400	410,500
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(a)(d)(e)	600	594,000
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(d)(e)	400	385,500
Warba Sukuk Ltd., 5.35%, 07/10/29(a)	400	407,192
		8,258,242
Luxembourg — 0.4%
Altice Financing SA
5.00%, 01/15/28(a)	800	608,552
5.75%, 08/15/29(a)	1,200	879,000
		1,487,552
Macau — 2.1%
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	600	585,300
7.13%, 06/26/31(a)	400	402,375
Sands China Ltd.
2.30%, 03/08/27(c)	600	562,500
2.85%, 03/08/29	600	534,000
3.25%, 08/08/31(c)	500	423,750
4.38%, 06/18/30	600	553,872
5.40%, 08/08/28	1,400	1,377,320
Studio City Finance Ltd.
5.00%, 01/15/29(a)	900	789,372
6.50%, 01/15/28(a)	400	383,376
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	734,000
5.50%, 10/01/27(a)	600	580,500
5.63%, 08/26/28(a)	1,000	951,940
		7,878,305
Malaysia — 1.3%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	400	353,680
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	600	392,064
CIMB Bank Bhd, 2.13%, 07/20/27(a)	400	382,376
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	800	706,600
Gohl Capital Ltd., 4.25%, 01/24/27(a)	1,200	1,174,872
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	400	394,520
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Malaysia (continued)
RHB Bank Bhd, 1.66%, 06/29/26(a)	$400	$386,800
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	600	586,650
4.85%, 11/01/28(a)	500	504,690
		4,882,252
Mexico — 4.8%
Alfa SAB de CV, 6.88%, 03/25/44(a)	200	208,835
Alpek SAB de CV
3.25%, 02/25/31(a)	200	170,050
4.25%, 09/18/29(a)	200	186,338
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	200,625
America Movil SAB de CV
2.88%, 05/07/30	400	367,240
3.63%, 04/22/29	200	192,238
4.38%, 07/16/42	400	334,900
4.38%, 04/22/49(c)	400	324,388
4.70%, 07/21/32	200	195,625
6.13%, 03/30/40	550	567,099
6.38%, 03/01/35	350	376,250
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	300	295,688
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(d)(e)	200	192,608
6.63%, (10-year CMT + 5.034%)(a)(d)(e)	200	177,520
7.50%, (10-year CMT + 5.470%)(a)(d)(e)	200	193,714
7.63%, (10-year CMT + 5.353%)(a)(d)(e)	200	197,452
8.38%, (10-year CMT + 7.760%)(a)(d)(e)	200	202,200
8.75%, , (10-year CMT + 4.299%)(a)(d)(e)	200	198,400
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	200	202,500
7.53%, 10/01/28, (5-year CMT + 2.995%)(a)(d)	400	420,500
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(d)	400	377,000
5.88%, 09/13/34, (5-year CMT + 4.308%)(a)(d)	400	382,000
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(d)	200	203,100
8.45%, 06/29/38, (5-year CMT + 4.661%)(a)(d)	400	414,750
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63%, 02/11/35, (5-year CMT + 3.375%)(d)(f)	200	201,300
Becle SAB de CV, 2.50%, 10/14/31(a)	200	162,000
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(a)	200	143,764
5.38%, 01/09/36(a)	200	195,136
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(a)	556	460,171
Braskem Idesa SAPI
6.99%, 02/20/32(a)	400	287,000
7.45%, 11/15/29(a)(c)	200	154,626
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	200	202,688
Cemex SAB de CV
3.88%, 07/11/31(a)	200	177,900
5.20%, 09/17/30(a)	200	193,000
5.45%, 11/19/29(a)	400	395,540
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(d)(e)	200	196,500
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(a)	200	191,450
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32(c)	300	244,485
2.75%, 01/22/30	200	184,742
Security	Par (000)	Value
Mexico (continued)
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	$152	$150,372
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(a)	200	203,575
6.66%, 01/22/37(a)	200	201,626
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	462	457,819
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	300	214,500
Fresnillo PLC, 4.25%, 10/02/50(a)	400	281,876
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	197,600
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(a)	200	184,750
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	147,250
4.70%, 11/10/47(a)	200	164,196
4.88%, 06/27/44(a)	200	172,196
Grupo Televisa SAB
5.00%, 05/13/45	200	133,516
5.25%, 05/24/49(c)	200	134,262
6.13%, 01/31/46	200	154,480
6.63%, 01/15/40(c)	200	175,210
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	190,228
4.75%, 08/06/50(a)	400	292,768
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	200	138,000
4.88%, 01/14/48(a)	200	142,000
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	200	176,500
Minera Mexico SA de CV
4.50%, 01/26/50(a)	400	293,332
5.63%, 02/12/32(f)	200	198,700
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	159,500
Orbia Advance Corp. SAB de CV
2.88%, 05/11/31(a)	200	162,890
5.50%, 01/15/48(a)	200	153,500
5.88%, 09/17/44(a)	200	165,000
Saavi Energia SARL, 8.88%, 02/10/35(f)	200	200,250
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	200	199,250
Southern Copper Corp.
5.25%, 11/08/42	400	362,648
5.88%, 04/23/45	500	478,750
6.75%, 04/16/40	200	214,400
7.50%, 07/27/35	300	340,263
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(f)	290	262,450
Trust Fibra Uno
4.87%, 01/15/30(a)	200	185,700
6.39%, 01/15/50(a)	200	160,000
6.95%, 01/30/44(a)	200	172,000
7.38%, 02/13/34(a)	200	197,500
7.70%, 01/23/32(a)	200	204,050
		17,994,229
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	397,125
Morocco — 1.1%
OCP SA
3.75%, 06/23/31(a)	500	440,344
5.13%, 06/23/51(a)	600	437,862
6.10%, 04/30/30(f)	600	596,940

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Morocco (continued)
6.70%, 03/01/36(f)	$600	$593,928
6.75%, 05/02/34(a)	1,000	1,007,950
6.88%, 04/25/44(a)	400	373,864
7.50%, 05/02/54(a)	800	783,400
		4,234,288
Netherlands — 0.2%
VEON Holdings BV, 3.38%, 11/25/27(a)	800	714,750
Nigeria — 0.7%
Access Bank PLC
6.13%, 09/21/26(a)	400	384,000
9.13%, (5-year CMT + 8.070%)(a)(d)(e)	400	370,000
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	378,262
7.88%, 05/29/30(a)	400	385,500
8.25%, 11/29/31(a)	600	576,750
SEPLAT Energy PLC, 9.13%, 03/21/30(f)	400	378,376
		2,472,888
Oman — 0.3%
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	398,376
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	565,472
		963,848
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	948	828,518
Banco General SA, 4.13%, 08/07/27(a)	400	391,824
C&W Senior Finance Ltd., 9.00%, 01/15/33(c)(f)	600	598,800
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	786,040
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	362,500
		2,967,682
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(c)(h)	317	246,426
Peru — 2.2%
Banco de Credito del Peru SA
3.13%, 07/01/30, (5-year CMT + 3.000%)(a)(c)(d)	750	745,650
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	400	383,218
5.80%, 03/10/35, (5-year CMT + 2.240%)(a)(d)	400	391,440
5.85%, 01/11/29(a)(c)	400	411,376
6.45%, 07/30/35, (5-year CMT + 2.486%)(d)(f)	400	398,366
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(c)(f)	600	598,506
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(c)	400	378,908
5.20%, 04/11/38(a)	400	377,800
Hunt Oil Co. of Peru LLC Sucursal Del Peru
7.75%, 11/05/38(f)	200	205,625
8.55%, 09/18/33(a)	400	447,500
InRetail Consumer, 3.25%, 03/22/28(a)	400	373,300
Kallpa Generacion SA
4.13%, 08/16/27(a)	600	588,900
5.88%, 01/30/32(f)	335	337,847
Minsur SA, 4.50%, 10/28/31(a)	400	365,124
Niagara Energy SAC, 5.75%, 10/03/34(a)	900	885,654
Peru LNG SRL, 5.38%, 03/22/30(a)	667	602,342
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	400	407,300
Security	Par (000)	Value
Peru (continued)
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	$360	$354,330
		8,253,186
Philippines — 1.3%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(d)(e)	400	389,460
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	381,700
Manila Water Co. Inc., 4.38%, 07/30/30(a)	400	382,184
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(a)	200	203,250
5.50%, 03/06/34(a)	600	600,375
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(d)(e)	400	391,400
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(a)(d)(e)	400	396,000
San Miguel Global Power Holdings Corp.
8.13%, , (1-year CMT + 6.404%)(a)(d)(e)	400	381,876
8.75%, (5-year CMT + 7.732%)(a)(d)(e)	800	781,504
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(d)(e)	600	564,750
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	400	399,000
		4,871,499
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	500	454,480
ORLEN SA, 6.00%, 01/30/35(f)	1,000	1,007,500
		1,461,980
Qatar — 2.1%
ABQ Finance Ltd., 2.00%, 07/06/26(a)	400	386,248
BBG Sukuk Ltd., 4.56%, 10/09/29(a)	400	397,544
CBQ Finance Ltd., 5.38%, 03/28/29(a)	600	612,000
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(d)(e)	400	392,192
Doha Finance Ltd., 5.25%, 03/05/30(a)	600	607,572
Nakilat Inc., 6.07%, 12/31/33(a)	616	641,356
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	800	717,000
3.75%, 06/22/26(a)	400	396,840
3.88%, 01/31/28(a)	400	394,036
4.50%, 01/31/43(a)	400	356,992
4.63%, 10/10/34(a)	400	392,252
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(a)	600	611,712
QNB Finance Ltd.
2.75%, 02/12/27(a)	900	872,156
4.29%, 03/04/30, (1-day SOFR + 1.050%)(a)(d)	200	200,125
4.88%, 01/30/29(a)	1,000	1,009,060
		7,987,085
Saudi Arabia — 4.9%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(a)(d)(e)	200	201,936
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(a)	400	400,200
6.25%, , (6-year CMT + 1.594%)(a)(d)(e)	400	403,250
Almarai Co. JSC, 5.23%, 07/25/33(a)	200	200,856
ANB Sukuk Ltd., 3.33%, 10/28/30, (5-year CMT + 2.974%)(a)(d)	200	197,937
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	377,738
Banque Saudi Fransi, 4.75%, 05/31/28(a)	400	400,666
BSF Finance, 5.50%, 11/23/27(a)	200	203,375
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(a)	200	203,875
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	200	205,596
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	397	351,271
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
4.39%, 11/30/46(a)	$300	$231,858
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(a)	400	402,752
Greensaif Pipelines Bidco SARL
6.10%, 08/23/42(a)	400	395,550
6.13%, 02/23/38(a)	400	408,124
6.51%, 02/23/42(a)	600	614,760
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(f)	200	202,750
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(a)(d)(e)	200	195,562
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(d)(e)	200	192,063
SA Global Sukuk Ltd.
1.60%, 06/17/26(a)	700	678,344
2.69%, 06/17/31(a)	1,000	885,010
4.75%, 10/02/34(a)	400	390,150
SABIC Capital I BV
2.15%, 09/14/30(a)	200	174,750
3.00%, 09/14/50(a)	200	132,312
SABIC Capital II BV, 4.50%, 10/10/28(a)	400	397,268
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	600	528,186
3.25%, 11/24/50(a)	600	383,250
3.50%, 04/16/29(a)	900	862,992
3.50%, 11/24/70(a)	600	357,720
4.25%, 04/16/39(a)	800	689,248
4.38%, 04/16/49(a)	900	710,154
5.25%, 07/17/34(a)	600	603,060
5.75%, 07/17/54(a)	600	559,494
5.88%, 07/17/64(a)	600	550,500
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	374,444
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	400	395,376
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	599,856
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(a)	200	176,110
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	390,624
4.94%, 02/13/29(a)	200	201,104
5.19%, 02/13/34(a)	400	401,000
5.68%, 04/11/53(a)	600	586,128
Saudi Telecom Co., 3.89%, 05/13/29(a)	400	388,504
SNB Funding Ltd.
2.90%, 01/29/27(a)	200	193,744
5.54%, 07/11/29, (1-day SOFR + 1.200%)(a)(d)	200	199,668
SNB Sukuk Ltd., 2.34%, 01/19/27(a)	200	192,066
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	412,888
		18,204,069
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	600	593,664
Singapore — 3.0%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)	600	568,800
1.82%, 03/10/31, (5-year CMT + 1.100%)(a)(d)	400	390,444
4.40%, 03/21/28(f)	200	202,200
4.94%, 03/21/28, (1-day SOFR + 0.600%)(d)(f)	600	598,878
4.99%, 03/21/30, (1-day SOFR + 0.650%)(d)(f)	400	398,828
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(a)(d)(e)	200	117,458
Security	Par (000)	Value
Singapore (continued)
Great Eastern Life Assurance Co. Ltd. (The), 5.40%, (5-year CMT + 0.696%)(a)(d)(e)	$200	$193,575
Oversea-Chinese Banking Corp. Ltd.
1.83%, 09/10/30, (5-year CMT + 1.580%)(a)(d)	600	593,700
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(d)	600	598,698
5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(d)	400	411,088
Puma International Financing SA, 7.75%, 04/25/29(a)	400	397,124
Sats Treasury Pte Ltd., 4.83%, 01/23/29(a)	400	403,904
Singapore Airlines Ltd.
3.00%, 07/20/26(a)	400	393,376
3.38%, 01/19/29(a)	400	385,752
5.25%, 03/21/34(a)	400	410,252
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	400	468,136
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(a)	600	534,336
2.38%, 10/03/26(a)	200	194,930
2.38%, 08/28/29(a)	400	370,284
3.88%, 08/28/28(a)	400	395,752
Ste Transcore Holdings Inc., 3.38%, 05/05/27(a)	400	394,320
United Overseas Bank Ltd.
1.75%, 03/16/31, (5-year CMT + 1.520%)(a)(d)	400	389,956
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)(d)	600	577,800
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(c)(d)	800	784,800
4.40%, 04/02/28(f)	600	605,202
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(f)	400	404,000
		11,183,593
Slovenia — 0.2%
Nanshan Life Pte Ltd., 5.45%, 09/11/34(a)	600	582,600
South Africa — 2.1%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(a)(d)(e)	400	396,000
Anglo American Capital PLC
2.63%, 09/10/30(a)	600	531,156
2.88%, 03/17/31(a)	400	354,564
3.88%, 03/16/29(a)	400	386,524
3.95%, 09/10/50(a)	400	284,668
4.50%, 03/15/28(a)	200	199,296
4.75%, 04/10/27(a)	400	400,460
4.75%, 03/16/52(a)	600	486,936
5.50%, 05/02/33(a)	500	499,220
5.63%, 04/01/30(a)	400	408,884
5.75%, 04/05/34(a)	600	602,442
6.00%, 04/05/54(a)	200	191,250
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	200	206,437
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)	400	330,232
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	200	201,438
Sasol Financing USA LLC
4.38%, 09/18/26	200	191,500
5.50%, 03/18/31(c)	500	385,150
6.50%, 09/27/28	400	369,100
8.75%, 05/03/29(a)	700	666,092
Stillwater Mining Co.
4.00%, 11/16/26(a)	400	382,500
4.50%, 11/16/29(a)	400	335,188
		7,809,037

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea — 3.3%
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(a)	$400	$387,264
Hyundai Capital Services Inc.
5.13%, 02/05/27(a)	200	201,876
5.13%, 02/05/29(a)	200	201,260
5.25%, 01/22/28(a)	400	405,952
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	205,800
KEB Hana Bank
1.25%, 12/16/26(a)	400	381,092
3.25%, 03/30/27(a)	400	392,816
Kookmin Bank
2.50%, 11/04/30(a)(c)	400	354,560
4.63%, 04/21/28(a)	200	201,688
Korea Gas Corp.
2.88%, 07/16/29(a)	400	374,632
3.50%, 07/02/26(a)	200	197,866
6.25%, 01/20/42(a)	400	437,896
KT Corp., 4.13%, 02/02/28(a)	200	198,586
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(d)	200	200,562
LG Chem Ltd.
1.38%, 07/07/26(a)	400	384,600
2.38%, 07/07/31(a)	200	170,400
3.63%, 04/15/29(a)	200	190,562
LG Electronics Inc., 5.63%, 04/24/27(a)	200	203,536
LG Energy Solution Ltd.
5.38%, 07/02/27(a)	400	403,292
5.38%, 07/02/29(a)	400	402,124
5.38%, 04/02/30(f)	200	198,833
5.50%, 07/02/34(a)	200	191,876
5.75%, 09/25/28(a)	200	203,720
5.88%, 04/02/35(f)	200	195,600
NongHyup Bank, 4.88%, 07/03/28(a)	200	203,134
POSCO
4.88%, 01/23/27(a)	200	200,630
5.75%, 01/17/28(a)	600	615,600
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)	200	190,118
4.38%, 04/13/32(a)(c)	400	379,196
4.50%, 04/12/28(a)	200	200,866
5.38%, 10/26/28, (1-day SOFR + 1.080%)(a)(d)	200	202,134
5.75%, 04/15/34(a)	200	203,280
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.064%)(a)(d)(e)	200	193,186
5.00%, 07/24/28(a)	200	202,668
SK Battery America Inc., 4.88%, 01/23/27(a)	200	201,200
SK Hynix Inc.
2.38%, 01/19/31(a)	600	522,318
5.50%, 01/16/27(a)	200	202,708
5.50%, 01/16/29(a)	400	408,876
6.38%, 01/17/28(a)	400	416,316
6.50%, 01/17/33(a)	400	425,276
Woori Bank
2.00%, 01/20/27(a)	200	192,694
4.88%, 01/26/28(a)(c)	400	405,448
6.38%, (5-year CMT + 2.277%)(a)(d)(e)	200	199,400
		12,251,441
Supranational — 0.5%
Africa Finance Corp., 2.88%, 04/28/28(a)	600	551,208
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	357,875
Security	Par (000)	Value
Supranational (continued)
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	$800	$826,808
		1,735,891
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	400	317,000
12.00%, 02/15/31(a)	400	360,588
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	200	39,000
		716,588
Taiwan — 2.7%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/34(a)	400	414,752
Foxconn Far East Ltd., 2.50%, 10/28/30(a)	400	357,624
TSMC Arizona Corp.
1.75%, 10/25/26	1,000	962,430
2.50%, 10/25/31	900	793,912
3.13%, 10/25/41	800	605,500
3.25%, 10/25/51(c)	800	565,650
3.88%, 04/22/27	800	793,200
4.13%, 04/22/29	400	395,916
4.25%, 04/22/32	700	682,850
4.50%, 04/22/52(c)	900	789,903
TSMC Global Ltd.
1.00%, 09/28/27(a)	600	553,926
1.38%, 09/28/30(a)	1,100	937,717
1.75%, 04/23/28(a)	700	648,886
2.25%, 04/23/31(a)	1,300	1,143,649
4.63%, 07/22/32(a)	400	398,218
		10,044,133
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	600	599,250
Thailand — 2.7%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.150%)(a)(d)	800	703,008
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(d)	900	829,966
4.30%, 06/15/27(a)	600	596,394
4.45%, 09/19/28(a)	400	397,524
5.00%, (5-year CMT + 4.729%)(a)(d)(e)	600	593,640
5.30%, 09/21/28(a)	400	407,936
5.50%, 09/21/33(a)	600	609,969
5.65%, 07/05/34(a)	600	613,461
6.06%, 03/25/40, (5-year CMT + 1.780%)(d)(f)	800	786,336
GC Treasury Center Co. Ltd., 2.98%, 03/18/31(a)	500	431,405
Kasikornbank PCL, 5.46%, 03/07/28(a)	600	611,862
Kasikornbank PCL/Hong Kong
3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	600	579,576
5.28%, (5-year CMT + 4.940%)(a)(d)(e)	400	395,000
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(a)(d)(e)	400	387,000
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)(c)	600	390,894
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)	400	384,404
3.90%, 12/06/59(a)(c)	400	282,592
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	396,376
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(c)	600	358,500
5.38%, 11/20/48(a)	400	321,536
		10,077,379
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trinidad And Tobago — 0.1%
Port of Spain Waterfront Development, 7.88%, 02/19/40(f)	$400	$376,000
Turkey — 4.0%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(d)	200	197,000
7.50%, 01/20/30(a)	400	400,376
9.37%, (5-year CMT + 5.270%)(a)(d)(e)	400	399,124
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	400	352,752
Arcelik A/S, 8.50%, 09/25/28(a)	200	205,376
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(a)	360	356,940
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	379,536
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	601,500
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	400	395,875
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	200	185,750
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	400	391,000
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(f)	200	192,250
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	410,500
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	392,200
QNB Bank AS, 7.25%, 05/21/29(a)	200	204,562
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	400,000
8.63%, 05/02/32(a)	400	394,312
Turk Telekomunikasyon AS, 7.38%, 05/20/29(a)	200	200,388
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	300	289,875
7.45%, 01/24/30(a)	400	401,000
7.65%, 01/24/32(a)	200	199,876
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(d)	400	400,000
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(d)	400	392,128
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(d)	400	398,124
Turkiye Is Bankasi AS
7.75%, 06/12/29(a)	400	404,000
9.13%, , (5-year CMT + 4.633%)(a)(d)(e)	200	199,438
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(d)	200	207,938
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	193,500
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(d)	400	405,375
9.00%, 10/12/28(a)	600	628,950
10.12%, (5-year CMT + 5.493%)(a)(d)(e)	400	407,624
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	398,375
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	400	318,125
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	202,256
9.50%, 10/06/28(a)	600	612,600
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	393,800
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(d)	400	399,000
9.25%, 10/16/28(a)	400	421,800
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	400	409,000
9.74%, (5-year CMT + 5.499%)(a)(d)(e)	400	403,062
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	600	546,077
		14,691,364
Security	Par (000)	Value
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	$400	$308,000
United Arab Emirates — 5.2%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	392,800
5.38%, 07/18/28(a)	200	205,250
5.50%, 01/12/29(a)	200	206,187
8.00%, (5-year CMT + 3.524%)(a)(d)(e)	400	425,376
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	200	185,418
3.40%, 04/29/51(a)	200	135,312
4.00%, 10/03/49(a)	200	152,106
4.38%, 06/22/26(a)	200	198,816
4.38%, 01/24/29(a)	200	198,376
4.38%, 10/09/31(a)	200	196,751
4.70%, 04/24/33(a)	400	392,852
4.75%, 03/09/37(a)	200	191,600
4.88%, 04/23/30(a)	400	404,752
6.50%, 10/27/36(a)	300	331,176
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	300	264,792
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(d)(e)	200	207,796
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	206,438
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	197,375
5.50%, 05/16/34(a)	200	204,875
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	192,000
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	200	201,250
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	202,960
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	200	203,194
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	200	204,312
BOS Funding Ltd.
5.25%, 09/12/29(a)	200	195,375
7.00%, 03/14/28(a)	200	206,750
Commercial Bank of Dubai PSC
5.32%, 06/14/28(a)	200	203,375
6.00%, (6-year CMT + 5.597%)(a)(d)(e)	400	398,500
DIB Sukuk Ltd.
1.96%, 06/22/26(a)	400	387,750
2.74%, 02/16/27(a)	400	386,250
4.80%, 08/16/28(a)	200	200,812
5.24%, 03/04/29(a)	200	202,875
5.49%, 11/30/27(a)	400	407,640
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(e)	400	393,500
EI Sukuk Co. Ltd., 5.43%, 05/28/29(a)	400	410,376
Emaar Sukuk Ltd.
3.70%, 07/06/31(a)	200	186,813
3.88%, 09/17/29(a)	400	385,750
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(d)(e)	400	385,500
4.29%, 01/22/30(a)(d)	200	201,000
5.63%, 10/21/27(a)	200	205,750
5.88%, 10/11/28(a)	400	416,000
6.13%, (6-year CMT + 5.702%)(a)(d)(e)	200	199,500
6.25%, , (6-year CMT + 1.839%)(a)(d)(e)	200	205,000
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	202,800
Fab Sukuk Co. Ltd.
2.59%, 03/02/27(a)	200	193,562
4.58%, 01/17/28(a)	200	201,000
4.78%, 01/23/29(a)	200	201,688

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	$400	$399,375
4.50%, (5-year CMT + 4.138%)(a)(d)(e)	200	198,000
4.77%, 06/06/28(a)	200	201,500
5.00%, 02/28/29(a)	400	406,000
5.13%, 10/13/27(a)	400	405,500
5.51%, 01/29/29, (1-day SOFR + 1.200%)(a)(d)	200	200,500
5.80%, 01/16/35, (5-year CMT + 1.550%)(a)(d)	200	203,000
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(d)	400	411,000
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	442	388,960
2.63%, 03/31/36(a)	400	336,750
2.94%, 09/30/40(a)	707	574,548
3.25%, 09/30/40(a)	400	309,168
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(d)(e)	200	205,688
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	191,500
4.64%, 05/14/29(a)	200	197,396
5.00%, 06/01/33(a)	200	198,116
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29(a)	200	201,306
4.88%, 07/25/33(a)	200	197,562
5.25%, 07/25/34(a)	200	201,210
Mashreqbank PSC
7.13%, (5-year CMT + 2.705%)(a)(d)(e)	200	204,250
7.88%, 02/24/33, (5-year CMT + 3.997%)(a)(d)	200	210,420
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(a)	200	203,876
National Central Cooling Co. PJSC, 2.50%, 10/21/27(a)	200	189,500
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	205,824
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	186,000
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(c)	386	272,130
SIB Sukuk Co. III Ltd., 5.25%, 07/03/29(a)	200	203,062
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	184	151,766
		19,333,237
United Kingdom — 3.2%
Avianca Midco 2 PLC, 9.63%, 02/14/30(f)	200	174,575
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	200	194,784
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	193,470
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	195,846
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	184,324
3.38%, 09/06/49(a)	400	268,308
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	180,388
3.38%, 05/08/50(a)	200	133,360
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)	200	176,236
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	200	200,937
4.88%, 04/21/33(a)	400	389,604
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	204,800
5.50%, 04/26/34(a)	400	407,200
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	346,980
Security	Par (000)	Value
United Kingdom (continued)
Standard Chartered PLC
2.61%, 01/12/28, (5-year CMT + 1.180%)(a)(d)	$200	$192,868
2.68%, 06/29/32, (1-year CMT + 1.200%)(a)(d)	800	691,416
3.27%, 02/18/36, (5-year CMT + 2.300%)(a)(d)	400	352,424
3.60%, 01/12/33, (1-year CMT + 1.900%)(a)(d)	200	175,190
4.30%, (5-year CMT + 3.135%)(a)(d)(e)	600	529,500
4.31%, 05/21/30(a)(d)	400	391,650
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(d)	500	491,340
4.75%, (5-year CMT + 3.805%)(a)(d)(e)	400	343,000
5.30%, 01/09/43(a)	200	176,742
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(d)	400	406,940
5.70%, 03/26/44(a)	200	186,003
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(d)	400	404,628
6.00%, (5-year CMT + 5.661%)(a)(d)(e)	200	199,388
6.10%, 01/11/35, (1-year CMT + 2.100%)(a)(d)	200	205,347
6.17%, 01/09/27, (1-year CMT + 2.050%)(a)(d)	600	605,100
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(d)	400	406,184
6.23%, 01/21/36, (1-year CMT + 1.430%)(a)(d)	200	206,646
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(d)	800	827,680
6.30%, 07/06/34, (1-year CMT + 2.580%)(a)(d)	400	416,716
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(d)	200	214,434
7.75%, (5-year CMT + 4.976%)(a)(d)(e)	400	405,000
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(d)	600	642,381
7.88%, (5-year CMT + 3.574%)(a)(d)(e)	200	200,150
		11,921,539
United States — 2.3%
AES Andes SA, 6.30%, 03/15/29(a)	200	203,000
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(f)	200	197,000
Avianca Midco 2 PLC, 9.00%, 12/01/28(c)(f)	1,150	1,035,000
Bimbo Bakeries USA Inc.
6.05%, 01/15/29(a)	200	208,644
6.40%, 01/15/34(a)	200	212,500
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(a)	200	198,784
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(a)	200	203,080
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	191,922
GCC SAB de CV, 3.61%, 04/20/32(a)	200	171,522
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 02/02/29	200	188,148
3.00%, 05/15/32(c)	250	215,246
3.63%, 01/15/32	200	180,992
4.38%, 02/02/52	200	153,494
5.13%, 02/01/28	303	306,825
5.50%, 01/15/30(c)	400	406,555
5.75%, 04/01/33	400	407,574
6.50%, 12/01/52	400	408,701
6.75%, 03/15/34	386	418,772
7.25%, 11/15/53	300	332,430
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35(a)	200	205,858
6.38%, 02/25/55(a)	100	101,405
Las Vegas Sands Corp.
3.90%, 08/08/29	600	557,365
5.90%, 06/01/27(c)	500	505,988
6.00%, 08/15/29(c)	400	403,355
6.20%, 08/15/34	400	391,681
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	343,200
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	$400	$390,792
		8,539,833
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	381	364,428
Zambia — 1.0%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	572	564,135
8.00%, 03/01/33(f)	600	594,750
8.63%, 06/01/31(a)	1,200	1,217,625
9.38%, 03/01/29(a)	1,250	1,314,063
		3,690,573
Total Corporate Bonds & Notes — 96.7% (Cost: $373,988,047)		358,746,714
Foreign Government Obligations(i)
Senegal — 0.1%
Africa Finance Corp., 7.50%, , (5-year CMT + 3.015%)(a)(d)(e)	400	388,980
South Korea — 0.9%
Industrial Bank of Korea
4.00%, 09/30/29(a)	200	198,062
5.38%, 10/04/28(a)	400	415,488
Korea Electric Power Corp.
4.88%, 01/31/27(a)	600	604,518
5.38%, 07/31/26(a)	400	404,824
Korea Expressway Corp., 5.00%, 05/14/27(a)	400	404,624
Korea Gas Corp.
3.88%, 07/13/27(a)	200	197,820
4.88%, 07/05/28(a)	200	202,782
5.00%, 07/08/29(a)	200	203,398
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 07/27/27(a)	600	598,086
		3,229,602
Supranational — 0.5%
Africa Finance Corp.
3.75%, 10/30/29(a)	400	363,948
5.55%, 10/08/29(a)	400	395,124
African Export-Import Bank (The)
3.80%, 05/17/31(a)	600	528,378
3.99%, 09/21/29(a)	600	557,454
		1,844,904
Turkey — 0.0%
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	198,500
Total Foreign Government Obligations — 1.5% (Cost: $5,738,690)		5,661,986
Security	Shares	Value
Common Stocks
Brazil — 0.0%
Azul SA, ADR NVS(c)(j)	38,967	$29,739
Total Common Stocks — 0.0% (Cost: $40,656)		29,739
Total Long-Term Investments — 98.2% (Cost: $379,767,393)		364,438,439
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(k)(l)(m)	31,508,751	31,521,355
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(k)(l)	2,350,000	2,350,000
Total Short-Term Securities — 9.2% (Cost: $33,874,595)		33,871,355
Total Investments — 107.4% (Cost: $413,641,988)		398,309,794
Liabilities in Excess of Other Assets — (7.4)%		(27,291,213)
Net Assets — 100.0%		$371,018,581

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Zero-coupon bond.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Non-income producing security.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$39,100,279	$—	$(7,568,272)(a)	$9,572	$(20,224)	$31,521,355	31,508,751	$102,307 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,180,000	—	(2,830,000)(a)	—	—	2,350,000	2,350,000	46,294	—
				$9,572	$(20,224)	$33,871,355		$148,601	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$358,746,714	$—	$358,746,714
Foreign Government Obligations	—	5,661,986	—	5,661,986
Common Stocks	29,739	—	—	29,739
Short-Term Securities
Money Market Funds	33,871,355	—	—	33,871,355
	$33,901,094	$364,408,700	$—	$398,309,794
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.1%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	$600	$574,500
Argentina — 0.8%
Telecom Argentina SA, 9.50%, 07/18/31(a)	500	521,625
Vista Energy Argentina SAU, 7.63%, 12/10/35(a)	350	334,005
YPF SA
6.95%, 07/21/27(a)	402	396,171
7.00%, 09/30/33(a)(b)	300	284,157
7.00%, 12/15/47(a)	325	274,157
8.25%, 01/17/34(a)(c)	650	632,931
8.75%, 09/11/31(a)	300	304,032
9.00%, 06/30/29(a)(b)(d)	400	409,624
9.50%, 01/17/31(a)	500	517,250
		3,673,952
Bahrain — 0.3%
AUB Sukuk Ltd., 2.62%, 09/09/26(a)	200	192,394
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	600	609,375
BBK BSC, 6.88%, 06/06/29(a)	400	405,376
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	200	197,146
		1,404,291
Brazil — 7.6%
3R Lux SARL, 9.75%, 02/05/31(a)	400	393,000
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	277	275,824
Aegea Finance SARL
6.75%, 05/20/29(a)	400	395,550
9.00%, 01/20/31(a)	400	415,584
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	400	388,448
Ambipar Lux SARL, 9.88%, 02/06/31(a)	400	384,500
Arcos Dorados BV, 6.38%, 01/29/32(c)(e)	400	405,500
Azul Secured Finance LLP
4.44%, 01/28/30, (8.25 % Cash and 10.75 % PIK)(e)(f)	305	339,086
10.88%, 08/28/30(c)	248	47,140
11.93%, 08/28/28(c)	640	379,547
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	400	360,876
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(a)(c)	400	395,800
6.50%, 01/22/30(a)	400	412,840
Banco BTG Pactual SA/Cayman Islands
5.75%, 01/22/30(a)	200	199,400
6.25%, 04/08/29(a)	400	409,900
Banco do Brasil SA
3.25%, 09/30/26(a)	400	392,656
4.88%, 01/11/29(a)	200	196,563
6.00%, 03/18/31(a)	400	403,000
6.25%, 04/18/30(a)	600	612,750
8.75%, (10-year CMT + 4.398%)(a)(d)(g)	1,000	1,010,150
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(e)	200	201,225
Braskem America Finance Co., 7.13%, 07/22/41(a)(c)	400	309,960
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	800	717,200
4.50%, 01/31/30(a)(c)	800	663,760
5.88%, 01/31/50(a)	400	267,000
7.25%, 02/13/33(a)	800	697,760
8.00%, 10/15/34(a)	400	354,700
8.50%, 01/12/31(a)	400	382,280
Security	Par (000)	Value
Brazil (continued)
BRF SA
4.88%, 01/24/30(a)	$400	$377,888
5.75%, 09/21/50(a)	400	321,500
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	400	374,832
6.50%, 01/11/35(a)	400	387,000
Cosan Luxembourg SA, 5.50%, 09/20/29(a)	400	390,380
Cosan Overseas Ltd., 8.25%(a)(g)	200	199,500
CSN Inova Ventures, 6.75%, 01/28/28(a)	800	745,200
CSN Resources SA
4.63%, 06/10/31(a)	600	454,500
5.88%, 04/08/32(a)	200	159,000
8.88%, 12/05/30(a)	400	382,600
FS Luxembourg SARL, 8.88%, 02/12/31(a)	400	400,500
Itau Unibanco Holding SA, 6.00%, 02/27/30(c)(e)	800	809,300
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(d)	400	395,520
7.56%, (5-year CMT + 3.222%)(a)(d)(g)	200	199,250
7.86%, (5-year CMT + 3.863%)(a)(d)(g)	400	400,400
Klabin Austria GmbH
3.20%, 01/12/31(a)	400	346,300
5.75%, 04/03/29(a)	400	399,600
7.00%, 04/03/49(a)	400	394,600
LD Celulose International GmbH, 7.95%, 01/26/32(a)	400	409,700
MARB BondCo PLC, 3.95%, 01/29/31(a)	800	688,240
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	921	711,659
MercadoLibre Inc., 3.13%, 01/14/31(c)	400	352,100
Minerva Luxembourg SA
4.38%, 03/18/31(a)	600	526,500
8.88%, 09/13/33(a)	600	638,145
Movida Europe SA, 7.85%, 04/11/29(a)	200	175,200
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(a)	400	396,825
Petrobras Global Finance BV
5.50%, 06/10/51	350	263,375
5.60%, 01/03/31(c)	475	473,005
6.00%, 01/27/28(c)	600	607,875
6.00%, 01/13/35(c)	550	520,547
6.50%, 07/03/33(c)	550	553,767
6.75%, 01/27/41	400	386,500
6.85%	900	781,875
6.88%, 01/20/40(c)	450	440,860
7.25%, 03/17/44(c)	516	510,035
7.38%, 01/17/27(c)	400	414,400
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(a)	400	400,350
Rede D'or Finance SARL
4.50%, 01/22/30(a)	500	465,780
4.95%, 01/17/28(a)	200	196,563
Rumo Luxembourg SARL
4.20%, 01/18/32(a)	400	349,300
5.25%, 01/10/28(a)	200	196,830
Samarco Mineracao SA, 9.00%, 06/30/31, (9.05 % PIK)(a)(f)	2,469	2,315,940
Simpar Europe SA, 5.20%, 01/26/31(a)	400	307,752
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	400	378,624
Usiminas International SARL, 7.50%, 01/27/32(e)	400	396,200
XP Inc., 6.75%, 07/02/29(a)	200	202,000
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	595	608,583
		33,218,399

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Burkina Faso — 0.0%
Endeavour Mining PLC, 5.00%, 10/14/26(a)	$200	$195,262
Cayman Islands — 0.2%
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(d)(g)	600	606,750
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	400	398,752
		1,005,502
Chile — 0.7%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.835%)(a)(d)	400	408,800
Agrosuper SA, 4.60%, 01/20/32(a)	350	316,750
Banco de Credito e Inversiones SA
7.50%, , (5-year CMT + 3.767%)(a)(d)(g)	200	194,400
8.75%, (5-year CMT + 4.944%)(a)(d)(g)	400	414,500
Falabella SA, 3.38%, 01/15/32(a)	400	337,240
Latam Airlines Group SA
7.88%, 04/15/30(a)	855	835,164
13.38%, 10/15/29(a)	400	445,240
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	197,970
		3,150,064
China — 2.2%
Bank of Communications Co. Ltd., 3.80%, (5-year CMT + 3.345%)(a)(d)(g)	1,600	1,586,704
Fortune Star BVI Ltd.
5.05%, 01/27/27(a)	400	376,252
8.50%, 05/19/28(a)	200	197,750
Franshion Brilliant Ltd.
4.25%, 07/23/29(a)	400	347,000
6.00%, (5-year CMT + 5.584%)(a)(d)(g)	200	196,500
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	200	201,876
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	600	583,125
4.75%, 04/27/27(a)	600	593,250
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	400	383,000
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(d)(g)	3,700	3,601,580
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	600	478,837
4.50%, 01/16/28(a)	200	176,619
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)	600	461,160
West China Cement Ltd., 4.95%, 07/08/26(a)	400	313,250
		9,496,903
Colombia — 2.4%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(f)	406	274,394
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	328,120
Banco Davivienda SA, 6.65%, (10-year CMT + 5.097%)(a)(d)(g)	200	169,750
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.320%)(c)(d)	400	413,980
Canacol Energy Ltd., 5.75%, 11/24/28(a)	200	92,000
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	175,275
Ecopetrol SA
4.63%, 11/02/31(c)	700	569,100
5.88%, 05/28/45(c)	1,240	825,220
5.88%, 11/02/51(c)	450	288,000
6.88%, 04/29/30(c)	1,200	1,161,900
7.38%, 09/18/43(c)	400	324,000
Security	Par (000)	Value
Colombia (continued)
7.75%, 02/01/32	$1,100	$1,049,125
8.38%, 01/19/36	1,080	1,013,040
8.63%, 01/19/29	650	677,625
8.88%, 01/13/33(c)	1,350	1,350,823
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	342,624
Geopark Ltd., 8.75%, 01/31/30(e)	400	346,500
Gran Tierra Energy Inc., 9.50%, 10/15/29(a)	400	313,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	525,750
SierraCol Energy Andina LLC, 6.00%, 06/15/28(a)	400	367,600
		10,607,826
Congo, The Democratic Republic — 0.1%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	400	392,124
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	400	413,112
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	200	202,000
Ghana — 0.1%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	200	160,940
Tullow Oil PLC, 10.25%, 05/15/26(a)	208	162,240
		323,180
Guatemala — 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	700	666,400
CT Trust, 5.13%, 02/03/32(a)	400	360,880
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	400	381,500
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	600	534,000
6.25%, 03/25/29(a)	360	356,004
		2,298,784
Hong Kong — 1.7%
Bank of East Asia Ltd. (The), 5.83%, (5-year CMT + 5.527%)(a)(d)(g)	500	493,087
CAS Capital No. 1 Ltd., 4.00%, (5-year CMT + 3.642%)(a)(d)(g)	400	383,500
Cathay Pacific MTN Financing HK Ltd., 4.88%, 08/17/26(a)	400	398,500
China CITIC Bank International Ltd.
3.25%, (5-year CMT + 2.530%)(a)(d)(g)	500	488,625
4.80%, (5-year CMT + 2.104%)(a)(d)(g)	250	248,063
FWD Group Holdings Ltd.
8.05%, (5-year CMT + 4.865%)(a)(d)(g)	400	389,050
8.40%, 04/05/29(a)	600	615,619
Li & Fung Ltd., 5.25%(a)(g)	400	185,800
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	600	539,940
5.63%, 07/17/27(a)	400	384,000
5.75%, 07/21/28(a)	600	567,000
7.63%, 04/17/32(a)	400	384,000
Nanyang Commercial Bank Ltd., 6.50%, (5-year CMT + 3.509%)(a)(d)(g)	250	252,000
NWD Finance BVI Ltd.
4.13%, (5-year CMT + 5.858%)(a)(d)(g)	600	218,250
4.80%(a)(g)	400	110,000
5.25%, (5-year CMT + 7.889%)(a)(d)(g)	600	300,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
6.25%(a)(g)	$600	$185,880
NWD MTN Ltd., 4.13%, 07/18/29(a)	600	360,000
PCPD Capital Ltd., 5.13%, 06/18/26(a)	400	368,000
Seaspan Corp., 5.50%, 08/01/29(a)	400	362,720
		7,234,034
Hungary — 0.2%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.861%)(a)(d)	400	402,500
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(d)	400	423,376
		825,876
India — 2.1%
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.315%)(a)(d)(g)	400	382,500
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	357,000
CA Magnum Holdings, 5.38%, 10/31/26(a)	600	584,250
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	391	391,506
Delhi International Airport Ltd.
6.13%, 10/31/26(a)	400	399,752
6.45%, 06/04/29(a)	200	200,250
Greenko Power II Ltd., 4.30%, 12/13/28(a)	506	462,080
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(e)	600	577,500
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.925%)(a)(d)(g)	600	569,628
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	390,624
JSW Hydro Energy Ltd., 4.13%, 05/18/31(a)	295	259,969
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	190,812
5.05%, 04/05/32(a)	400	355,720
Muthoot Finance Ltd.
6.38%, 04/23/29(a)(c)	400	386,200
7.13%, 02/14/28(a)	400	395,500
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(a)(d)(g)	400	392,250
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	400	369,500
Shriram Finance Ltd.
6.15%, 04/03/28(a)	200	194,750
6.63%, 04/22/27(a)	600	596,814
UPL Corp. Ltd., 4.63%, 06/16/30(a)	400	348,124
Vedanta Resources Finance II PLC
9.48%, 07/24/30(a)	200	184,126
9.85%, 04/24/33(a)	400	360,000
10.88%, 09/17/29(a)	800	772,840
11.25%, 12/03/31(a)	200	193,500
		9,315,195
Indonesia — 0.2%
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.466%)(a)(d)(g)	200	188,312
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(f)	462	304,937
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(a)	250	255,157
		748,406
Israel — 1.7%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(e)	325	306,313
5.88%, 03/30/31(a)(e)	400	362,250
8.50%, 09/30/33(a)(e)	500	501,565
Security	Par (000)	Value
Israel (continued)
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(e)	$350	$344,312
6.75%, 06/30/30(a)(e)	375	363,397
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	489,325
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,800	1,736,334
4.10%, 10/01/46(c)	1,250	877,750
4.75%, 05/09/27(c)	500	489,690
5.13%, 05/09/29	600	583,800
6.75%, 03/01/28(c)	800	816,380
7.88%, 09/15/29	300	319,965
8.13%, 09/15/31	300	328,500
		7,519,581
Jamaica — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00%, 05/25/27, (2.25% PIK)(f)	709	708,669
Kazakhstan — 0.2%
Tengizchevroil Finance Co. International Ltd.
3.25%, 08/15/30(a)	400	349,250
4.00%, 08/15/26(a)(c)	600	588,750
		938,000
Kuwait — 0.1%
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(a)	400	370,000
4.50%, 02/23/27(a)	200	184,584
		554,584
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	700	532,483
5.75%, 08/15/29(a)	1,200	879,000
		1,411,483
Macau — 0.8%
MGM China Holdings Ltd.
4.75%, 02/01/27(a)	400	390,200
7.13%, 06/26/31(a)	400	402,375
Studio City Finance Ltd.
5.00%, 01/15/29(a)	600	526,248
6.50%, 01/15/28(a)	400	383,376
Wynn Macau Ltd.
5.13%, 12/15/29(a)	600	550,500
5.50%, 10/01/27(a)	400	387,000
5.63%, 08/26/28(a)	800	761,552
		3,401,251
Mexico — 8.0%
Alsea SAB de CV, 7.75%, 12/14/26(a)	200	200,625
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.643%)(a)(d)(g)	200	192,608
6.63%, (10-year CMT + 5.034%)(a)(d)(g)	400	355,040
7.50%, (10-year CMT + 5.470%)(a)(c)(d)(g)	400	387,428
7.63%, (10-year CMT + 5.353%)(a)(d)	400	394,904
8.38%, , (5-year CMT + 4.072%)(a)(d)(g)	400	393,200
8.38%, (10-year CMT + 7.760%)(a)(d)(g)	200	202,200
8.75%, , (10-year CMT + 4.299%)(a)(d)(g)	400	396,800
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(d)	600	565,500
5.88%, 09/13/34, (5-year CMT + 4.308%)(a)(d)	550	525,250
8.13%, 01/08/39, (5-year CMT + 4.214%)(a)(d)	600	609,300

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
8.45%, 06/29/38, (5-year CMT + 4.661%)(a)(d)	$600	$622,125
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico, 7.63%, 02/11/35, (5-year CMT + 3.375%)(d)(e)	400	402,600
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)	741	613,561
10.38%, 11/15/30(a)	381	304,466
Braskem Idesa SAPI
6.99%, 02/20/32(a)	700	502,250
7.45%, 11/15/29(a)(c)	600	463,878
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(c)(d)(g)	500	491,250
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	200	187,126
8.63%, 11/15/31(a)	400	369,500
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	159,500
Petroleos Mexicanos
5.35%, 02/12/28(c)	1,100	1,014,860
5.95%, 01/28/31(c)	2,300	1,900,720
6.35%, 02/12/48(c)	900	570,690
6.38%, 01/23/45(c)	700	457,730
6.49%, 01/23/27	998	976,393
6.50%, 03/13/27(c)	2,360	2,301,944
6.50%, 01/23/29(c)	725	670,625
6.50%, 06/02/41(c)	950	651,843
6.63%, 06/15/35(c)	1,600	1,229,840
6.70%, 02/16/32	4,200	3,596,880
6.75%, 09/21/47(c)	3,200	2,139,200
6.84%, 01/23/30(c)	1,450	1,291,080
6.88%, 08/04/26(c)	1,450	1,431,875
6.95%, 01/28/60	2,200	1,463,000
7.69%, 01/23/50	4,650	3,394,500
8.75%, 06/02/29(c)	1,200	1,177,680
10.00%, 02/07/33(c)	1,300	1,296,945
Saavi Energia SARL, 8.88%, 02/10/35(e)	700	700,875
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(c)(e)	380	343,900
		34,949,691
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	400	397,125
Morocco — 0.8%
OCP SA
3.75%, 06/23/31(a)	400	352,275
5.13%, 06/23/51(a)	600	437,862
6.10%, 04/30/30(e)	400	397,960
6.70%, 03/01/36(e)	400	395,952
6.75%, 05/02/34(a)	800	806,360
6.88%, 04/25/44(a)	400	373,864
7.50%, 05/02/54(a)	600	587,550
		3,351,823
Netherlands — 0.1%
VEON Holdings BV, 3.38%, 11/25/27(a)	600	536,063
Nigeria — 0.4%
Access Bank PLC
6.13%, 09/21/26(a)	200	192,000
9.13%, (5-year CMT + 8.070%)(a)(d)(g)	400	370,000
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	378,262
Security	Par (000)	Value
Nigeria (continued)
7.88%, 05/29/30(a)	$200	$192,750
8.25%, 11/29/31(a)	400	384,500
SEPLAT Energy PLC, 9.13%, 03/21/30(e)	400	378,376
		1,895,888
Oman — 0.3%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	650	657,793
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	200	199,188
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	450	462,659
		1,319,640
Panama — 0.5%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	759	662,814
C&W Senior Finance Ltd., 9.00%, 01/15/33(c)(e)	400	399,200
Sable International Finance Ltd., 7.13%, 10/15/32(a)	600	589,530
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	362,500
		2,014,044
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(h)	277	215,623
Peru — 0.9%
Banco de Credito del Peru SA
3.13%, 07/01/30, (5-year CMT + 3.000%)(a)(d)	200	198,840
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(d)	400	383,218
5.80%, 03/10/35, (5-year CMT + 2.240%)(a)(d)	400	391,440
6.45%, 07/30/35, (5-year CMT + 2.486%)(d)(e)	500	497,958
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(c)(e)	400	399,004
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, 09/18/33(a)	200	223,750
Minsur SA, 4.50%, 10/28/31(a)	400	365,124
Peru LNG SRL, 5.38%, 03/22/30(a)	500	451,756
Petroleos del Peru SA
4.75%, 06/19/32(a)	600	442,125
5.63%, 06/19/47(a)	1,100	669,900
		4,023,115
Philippines — 0.7%
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(d)(g)	400	389,460
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	381,700
Manila Water Co. Inc., 4.38%, 07/30/30(a)	400	382,184
Petron Corp., 5.95%, (5-year CMT + 7.574%)(a)(d)(g)	200	195,700
San Miguel Corp., 5.50%, (5-year CMT + 10.237%)(a)(d)(g)	200	198,000
San Miguel Global Power Holdings Corp.
8.13%, , (1-year CMT + 6.404%)(a)(d)(g)	400	381,876
8.75%, (5-year CMT + 7.732%)(a)(d)(g)	600	586,128
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(d)(g)	400	376,500
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	200	199,500
		3,091,048
Poland — 0.1%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	400	363,584
Qatar — 0.1%
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(d)(g)	200	196,096
Saudi Arabia — 0.5%
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(a)	400	377,738
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(a)	400	411,192
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(a)(d)(g)	$400	$391,124
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(d)(g)	600	576,187
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.087%)(a)(d)(g)	400	405,920
		2,162,161
Serbia — 0.1%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	400	395,776
Singapore — 0.4%
GLP Pte Ltd., 4.50%, (5-year CMT + 3.735%)(a)(d)(g)	600	352,374
Puma International Financing SA, 7.75%, 04/25/29(a)	200	198,562
Singapore Airlines Ltd.
3.00%, 07/20/26(a)	200	196,688
3.38%, 01/19/29(a)	400	385,752
5.25%, 03/21/34(a)	400	410,252
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(e)	300	303,000
		1,846,628
South Africa — 1.0%
Absa Group Ltd., 6.38%, (5-year CMT + 5.411%)(a)(d)(g)	200	198,000
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	600	590,250
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(a)	400	330,232
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(a)	400	402,876
Sasol Financing USA LLC
4.38%, 09/18/26(c)	400	383,000
5.50%, 03/18/31(c)	600	462,180
6.50%, 09/27/28	400	369,100
8.75%, 05/03/29(a)	500	475,780
Stillwater Mining Co.
4.00%, 11/16/26(a)	200	191,250
4.50%, 11/16/29(a)	400	335,188
Transnet SOC Ltd., 8.25%, 02/06/28(a)	600	603,375
		4,341,231
Supranational — 0.1%
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	357,875
Switzerland — 0.1%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	300	237,750
12.00%, 02/15/31(a)	300	270,441
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)	200	39,000
		547,191
Tanzania — 0.1%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	400	399,500
Thailand — 0.5%
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(d)	800	737,748
5.00%, (5-year CMT + 4.729%)(g)	400	395,760
6.06%, 03/25/40, (5-year CMT + 1.780%)(d)(e)	200	196,584
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(d)	600	579,576
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.530%)(a)(d)(g)	400	387,000
		2,296,668
Security	Par (000)	Value
Trinidad And Tobago — 0.1%
Port of Spain Waterfront Development, 7.88%, 02/19/40(e)	$400	$376,000
Turkey — 3.5%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(d)	400	394,000
7.50%, 01/20/30(a)	200	200,188
7.88%, 09/04/35, (5-year CMT + 3.726%)(a)(d)	200	194,750
9.37%, (5-year CMT + 5.270%)(a)(d)(g)	400	399,124
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	400	352,752
Arcelik A/S, 8.50%, 09/25/28(a)	200	205,376
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(a)	360	356,940
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	400	379,536
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	601,500
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	200	197,938
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	400	371,500
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	400	391,000
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(e)	400	384,500
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	400	410,500
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	400	392,200
QNB Bank AS, 7.25%, 05/21/29(a)	200	204,562
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	400,000
8.63%, 05/02/32(a)	400	394,312
Turk Telekomunikasyon AS, 7.38%, 05/20/29(a)	200	200,388
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	400	386,500
7.45%, 01/24/30(a)	200	200,500
7.65%, 01/24/32(a)	400	399,752
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.220%)(a)(d)	200	200,000
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(d)	400	392,128
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(d)	400	398,124
Turkiye Is Bankasi AS
7.75%, 06/12/29(a)	200	202,000
9.13%, , (5-year CMT + 4.633%)(a)(d)(g)	200	199,438
9.19%, 06/29/28, (5-year USD Swap + 5.117%)(a)(d)	400	415,875
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	200	193,500
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(d)	600	608,062
9.00%, 10/12/28(a)	400	419,300
10.12%, (5-year CMT + 5.493%)(a)(d)(g)	400	407,624
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	600	592,500
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	398,375
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	200	159,063
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	202,256
9.50%, 10/06/28(a)	600	612,600
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	400	393,800
7.88%, 01/22/31, (5-year CMT + 7.415%)(a)(d)	400	399,000
9.25%, 10/16/28(a)	400	421,800
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(d)	400	409,000
9.74%, (5-year CMT + 5.499%)(a)(d)(g)	400	403,062

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	$600	$546,077
		15,391,402
Ukraine — 0.0%
Metinvest BV, 7.75%, 10/17/29(a)	200	154,000
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC, 8.00%, (5-year CMT + 3.524%)(a)(d)(g)	400	425,376
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(d)(g)	400	415,592
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	400	402,500
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(a)	400	412,375
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	202,960
Arada Sukuk Ltd., 8.13%, 06/08/27(a)	400	406,388
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(a)	200	204,312
Commercial Bank of Dubai PSC, 6.00%, (6-year CMT + 5.597%)(a)(d)(g)	400	398,500
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(g)	600	590,250
DIB Tier 1 Sukuk 6 Ltd., 5.25%, , (6-year CMT + 1.334%)(a)(d)(g)	200	195,892
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(d)(g)	800	798,500
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(d)(g)	400	385,500
6.13%, (6-year CMT + 5.702%)(a)(d)(g)	600	598,500
6.25%, , (6-year CMT + 1.839%)(a)(d)(g)	600	615,000
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(d)(g)	400	411,376
Mashreqbank PSC, 7.13%, (5-year CMT + 2.705%)(a)(d)(g)	400	408,500
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(a)(c)	585	412,425
Sobha Sukuk Ltd., 8.75%, 07/17/28(a)	200	204,750
		7,488,696
United Kingdom — 1.0%
Avianca Midco 2 PLC, 9.63%, 02/14/30(e)	600	523,725
Standard Chartered PLC
4.30%, (5-year CMT + 3.135%)(a)(d)(g)	1,000	882,500
4.75%, (5-year CMT + 3.805%)(a)(d)(g)	800	686,000
6.00%, (5-year CMT + 5.661%)(a)(g)	400	398,776
7.63%, , (5-year CMT + 3.023%)(a)(d)(g)	500	491,230
7.75%, (5-year CMT + 4.976%)(a)(d)(g)	800	810,000
7.88%, (5-year CMT + 3.574%)(a)(d)(g)	600	600,450
		4,392,681
United States — 0.4%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(e)	200	197,000
Avianca Midco 2 PLC, 9.00%, 12/01/28(c)(e)	750	675,000
Playtika Holding Corp., 4.25%, 03/15/29(a)	300	264,000
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	390,792
		1,526,792
Vietnam — 0.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)	191	182,214
Zambia — 0.7%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)	483	476,359
8.00%, 03/01/33(e)	200	198,250
8.00%, 03/01/33(a)	400	396,500
8.63%, 06/01/31(a)	800	811,750
Security	Par (000)	Value
Zambia (continued)
9.38%, 03/01/29(a)	$1,000	$1,051,250
		2,934,109
Total Corporate Bonds & Notes — 45.0% (Cost: $207,462,933)		196,759,642
Foreign Government Obligations(i)
Angola — 0.8%
Angolan Government International Bond
8.00%, 11/26/29(a)	1,000	797,190
8.25%, 05/09/28(a)	1,000	842,950
8.75%, 04/14/32(a)	900	693,279
9.13%, 11/26/49(a)	800	543,600
9.38%, 05/08/48(a)	1,200	840,372
		3,717,391
Argentina — 5.7%
Argentina Republic Government International Bond
1.00%, 07/09/29(c)	1,379	1,113,319
1.75%, 07/09/30(b)(c)	8,347	6,399,788
4.88%, 07/09/41(b)(c)	6,169	3,806,802
5.00%, 07/09/35(b)	12,050	7,990,656
5.00%, 01/09/38(b)(c)	6,691	4,704,571
5.00%, 07/09/46(b)(c)	1,189	773,908
		24,789,044
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	600	523,350
Bahrain — 2.3%
Bahrain Government International Bond
5.25%, 01/25/33(a)	600	540,936
5.45%, 09/16/32(a)	600	553,500
5.63%, 09/30/31(a)	600	565,128
5.63%, 05/18/34(a)	600	545,436
6.00%, 09/19/44(a)	800	652,752
6.75%, 09/20/29(a)	800	809,000
7.00%, 10/12/28(a)	1,100	1,122,000
7.38%, 05/14/30(a)	600	621,750
7.50%, 02/12/36(a)	600	611,550
7.75%, 04/18/35(a)	600	629,550
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	550	510,128
3.95%, 09/16/27(a)	500	477,402
4.50%, 03/30/27(a)	600	584,628
5.88%, 06/05/32(a)	600	597,564
6.00%, 02/12/31(a)	600	604,314
6.25%, 10/18/30(a)	600	609,750
		10,035,388
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	600	388,950
Brazil — 4.8%
Brazilian Government International Bond
3.75%, 09/12/31	950	853,575
3.88%, 06/12/30	2,100	1,963,500
4.50%, 05/30/29(c)	1,000	978,000
4.63%, 01/13/28(c)	1,600	1,588,800
4.75%, 01/14/50(c)	2,450	1,729,700
5.00%, 01/27/45(c)	1,900	1,444,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
5.63%, 01/07/41(c)	$1,300	$1,152,463
5.63%, 02/21/47	1,600	1,312,000
6.00%, 10/20/33	1,400	1,381,100
6.13%, 01/22/32	1,100	1,119,800
6.13%, 03/15/34	1,400	1,373,400
6.25%, 03/18/31	1,200	1,237,200
6.63%, 03/15/35	1,600	1,594,400
7.13%, 01/20/37(c)	950	987,287
7.13%, 05/13/54	1,300	1,233,700
8.25%, 01/20/34	800	896,000
		20,844,925
Colombia — 4.7%
Colombia Government International Bond
3.00%, 01/30/30	900	761,400
3.13%, 04/15/31	1,600	1,288,400
3.25%, 04/22/32	1,200	923,100
3.88%, 04/25/27(c)	1,000	978,550
3.88%, 02/15/61(c)	800	408,700
4.13%, 02/22/42	600	366,000
4.13%, 05/15/51(c)	800	441,600
4.50%, 03/15/29(c)	1,200	1,125,000
5.00%, 06/15/45(c)	2,600	1,696,500
5.20%, 05/15/49	1,850	1,195,100
5.63%, 02/26/44(c)	1,600	1,142,000
6.13%, 01/18/41(c)	1,400	1,100,750
7.38%, 04/25/30	1,200	1,218,000
7.38%, 09/18/37(c)	1,050	972,300
7.50%, 02/02/34	1,200	1,170,600
7.75%, 11/07/36	1,200	1,145,400
8.00%, 04/20/33(c)	889	903,224
8.00%, 11/14/35	1,200	1,180,800
8.38%, 11/07/54	1,000	915,500
8.50%, 04/25/35	900	914,400
8.75%, 11/14/53	1,000	958,000
		20,805,324
Costa Rica — 0.9%
Costa Rica Government International Bond
6.13%, 02/19/31(a)(c)	600	614,606
6.55%, 04/03/34(a)	800	816,300
7.00%, 04/04/44(a)	650	655,200
7.16%, 03/12/45(a)	800	815,400
7.30%, 11/13/54(a)	895	907,754
		3,809,260
Dominican Republic — 3.4%
Dominican Republic International Bond
4.50%, 01/30/30(a)	1,150	1,071,081
4.88%, 09/23/32(a)	1,850	1,663,261
5.30%, 01/21/41(a)	1,000	832,375
5.50%, 02/22/29(a)	1,100	1,084,600
5.88%, 01/30/60(a)	1,950	1,610,456
5.95%, 01/25/27(a)	950	952,969
6.00%, 07/19/28(a)	800	806,400
6.00%, 02/22/33(a)	1,000	965,875
6.40%, 06/05/49(a)	850	776,900
6.50%, 02/15/48(a)	600	552,000
6.85%, 01/27/45(a)	1,200	1,153,500
6.95%, 03/15/37(c)(e)	1,200	1,192,200
7.05%, 02/03/31(a)	725	747,837
7.15%, 02/24/55(e)	500	488,750
Security	Par (000)	Value
Dominican Republic (continued)
7.45%, 04/30/44(a)	$850	$872,844
		14,771,048
Ecuador — 1.1%
Ecuador Government International Bond
0.00%, 07/31/30(a)(h)	632	386,211
6.90%, 07/31/30(a)(b)	1,734	1,296,740
6.90%, 07/31/35(a)(b)	3,924	2,345,931
6.90%, 07/31/40(a)(b)	1,653	861,056
		4,889,938
Egypt — 2.4%
Egypt Government International Bond
5.80%, 09/30/27(a)	600	564,750
5.88%, 02/16/31(a)	1,000	806,500
6.59%, 02/21/28(a)	600	559,410
7.05%, 01/15/32(a)	600	497,814
7.30%, 09/30/33(a)	700	564,592
7.50%, 01/31/27(a)	1,200	1,188,588
7.50%, 02/16/61(a)	800	517,696
7.60%, 03/01/29(a)	1,000	933,160
7.63%, 05/29/32(a)	1,200	1,010,400
7.90%, 02/21/48(a)	850	581,761
8.50%, 01/31/47(a)	1,450	1,050,525
8.63%, 02/04/30(c)(e)	800	760,440
8.70%, 03/01/49(a)	800	587,600
8.88%, 05/29/50(a)	1,200	893,100
		10,516,336
El Salvador — 0.3%
El Salvador Government International Bond
9.25%, 04/17/30(a)	600	619,200
9.65%, 11/21/54(a)	600	595,200
		1,214,400
Ghana — 0.7%
Ghana Government International Bond
5.00%, 07/03/35(a)(b)	2,427	1,614,327
6.00%, 07/03/29(a)(b)	1,675	1,417,249
		3,031,576
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)(c)	900	799,425
6.60%, 06/13/36(a)	600	599,400
		1,398,825
Iraq — 0.1%
Iraq International Bond, 5.80%, 01/15/28(a)	547	528,760
Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	800	688,000
7.63%, 01/30/33(a)	600	560,250
8.08%, 04/01/36(e)	1,000	916,250
8.25%, 01/30/37(a)	800	734,000
		2,898,500
Jamaica — 0.6%
Jamaica Government International Bond
6.75%, 04/28/28(c)	700	715,575
7.88%, 07/28/45	1,100	1,237,775
8.00%, 03/15/39(c)	800	907,200
		2,860,550

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	$600	$593,064
5.85%, 07/07/30(a)	700	643,755
7.38%, 10/10/47(a)	600	502,878
7.50%, 01/13/29(a)	800	796,752
		2,536,449
Kenya — 0.8%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	600	454,500
7.25%, 02/28/28(a)	600	560,325
8.00%, 05/22/32(a)	800	691,880
8.25%, 02/28/48(a)	600	447,000
9.50%, 03/05/36(c)(e)	600	521,700
9.75%, 02/16/31(a)	1,000	950,000
		3,625,405
Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)(j)(k)	500	84,250
6.10%, 10/04/24(a)(j)(k)	730	123,005
6.60%, 11/27/26(a)(j)(k)	960	161,760
6.65%, 02/26/30(a)(j)(k)	760	128,060
6.75%, 11/29/27(a)(j)(k)	720	121,320
6.85%, 03/23/27(a)(j)(k)	800	134,800
7.00%, 03/23/32(a)(j)(k)	625	105,313
		858,508
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	600	494,814
4.00%, 12/15/50(a)	800	526,000
5.95%, 03/08/28(a)	800	812,750
6.50%, 09/08/33(a)	700	722,750
		2,556,314
Nigeria — 1.7%
Nigeria Government International Bond
6.13%, 09/28/28(a)	800	711,400
6.50%, 11/28/27(a)	800	750,400
7.14%, 02/23/30(a)	900	777,402
7.38%, 09/28/33(a)	800	644,504
7.63%, 11/28/47(a)	800	566,000
7.70%, 02/23/38(a)	800	609,000
7.88%, 02/16/32(a)	800	682,200
8.25%, 09/28/51(a)	800	581,600
8.38%, 03/24/29(a)	800	747,400
8.75%, 01/21/31(a)	600	545,319
10.38%, 12/09/34(a)	800	755,800
		7,371,025
Oman — 2.7%
Oman Government International Bond
4.75%, 06/15/26(a)	1,400	1,391,250
5.38%, 03/08/27(a)	950	953,486
5.63%, 01/17/28(a)	1,400	1,414,007
6.00%, 08/01/29(a)	1,200	1,235,256
6.25%, 01/25/31(a)	1,000	1,045,060
6.50%, 03/08/47(a)	1,200	1,184,964
6.75%, 10/28/27(a)	800	828,576
6.75%, 01/17/48(a)	1,600	1,612,000
7.00%, 01/25/51(a)	600	624,378
7.38%, 10/28/32(a)	600	670,242
Security	Par (000)	Value
Oman (continued)
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(a)	$1,000	$993,090
		11,952,309
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	600	526,482
Pakistan Government International Bond
6.88%, 12/05/27(a)	950	834,100
7.38%, 04/08/31(a)	800	628,000
		1,988,582
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	600	589,950
5.40%, 03/30/50(a)	600	509,472
6.10%, 08/11/44(a)	600	564,000
		1,663,422
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	700	485,450
6.75%, 03/13/48(a)	600	358,500
7.75%, 06/10/31(a)	500	390,000
		1,233,950
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	735	611,520
6.00%, 06/12/34(a)	1,000	987,500
6.50%, 09/26/33(a)	500	515,313
		2,114,333
South Africa — 2.2%
Republic of South Africa Government International Bond
4.30%, 10/12/28	1,200	1,136,316
4.85%, 09/27/27(c)	600	588,918
4.85%, 09/30/29	1,100	1,035,375
5.00%, 10/12/46(c)	600	396,210
5.38%, 07/24/44	500	359,600
5.65%, 09/27/47(c)	800	570,256
5.75%, 09/30/49	1,750	1,241,782
5.88%, 06/22/30	900	871,200
5.88%, 04/20/32(c)	800	755,836
7.10%, 11/19/36(a)	1,300	1,234,682
7.30%, 04/20/52	900	764,550
7.95%, 11/19/54(a)	900	812,925
		9,767,650
Sri Lanka — 0.8%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(b)	591	480,674
3.35%, 03/15/33(a)(b)	1,208	851,890
4.00%, 04/15/28(a)	574	530,626
9.25%, 06/15/35(a)(b)	882	566,270
9.75%, 02/15/38(a)(b)	1,286	890,530
		3,319,990
Trinidad And Tobago — 0.1%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	600	590,250
Turkey — 10.0%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	1,400	1,384,558
6.50%, 04/26/30(a)	1,400	1,386,000
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
7.25%, 02/24/27(a)	$1,800	$1,828,800
8.51%, 01/14/29(a)	1,500	1,586,812
Turkey Government International Bond
4.88%, 10/09/26(c)	1,700	1,677,985
5.13%, 02/17/28	1,200	1,154,100
5.25%, 03/13/30(c)	1,200	1,107,600
5.88%, 06/26/31(c)	1,100	1,016,400
5.95%, 01/15/31	1,400	1,308,566
6.00%, 03/25/27(c)	1,900	1,897,036
6.13%, 10/24/28	1,500	1,476,375
6.50%, 09/20/33	900	834,192
7.63%, 04/26/29	1,800	1,837,134
7.63%, 05/15/34	1,800	1,789,362
8.00%, 02/14/34(c)	850	879,750
8.60%, 09/24/27	1,300	1,363,544
9.13%, 07/13/30	1,500	1,626,000
9.38%, 03/14/29	1,300	1,400,198
9.88%, 01/15/28(c)	2,000	2,158,760
Turkiye Government International Bond
4.88%, 04/16/43	1,770	1,189,883
5.75%, 05/11/47(c)	2,000	1,438,000
6.00%, 01/14/41(c)	1,900	1,511,697
6.50%, 01/03/35	1,900	1,738,500
6.63%, 02/17/45(c)	1,800	1,457,550
6.75%, 05/30/40(c)	1,100	970,068
6.88%, 03/17/36(c)	1,700	1,580,056
7.13%, 02/12/32	1,400	1,366,400
7.13%, 07/17/32(c)	1,000	974,000
7.25%, 03/05/38(c)	600	583,128
9.38%, 01/19/33	1,600	1,752,960
11.88%, 01/15/30(c)	900	1,085,067
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(a)	200	198,500
		43,558,981
Ukraine — 0.9%
Ukraine Government International Bond
1.75%, 02/01/29(a)(b)	614	372,453
7.75%, 02/01/34(a)(b)	3,011	1,336,261
7.75%, 02/01/35(a)(b)	2,663	1,306,428
7.75%, 02/01/36(a)(b)	2,277	1,107,013
		4,122,155
United Arab Emirates — 1.2%
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	800	565,000
5.25%, 01/30/43(a)	600	563,436
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	700	444,500
6.13%, 03/06/36(a)	600	598,032
6.50%, 11/23/32(a)	500	520,469
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	600	573,954
3.23%, 10/23/29(a)	500	460,395
4.23%, 03/14/28(a)	800	779,872
5.43%, 04/17/35(a)	600	592,878
		5,098,536
Security	Par (000)	Value
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	$862	$488,795
7.50%, 06/30/33(a)(b)	865	747,447
		1,236,242
Total Foreign Government Obligations — 52.7% (Cost: $247,823,841)		230,617,666
	Shares
Common Stocks
Brazil — 0.0%
Azul SA, ADR NVS(k)	73,063	55,762
Total Common Stocks — 0.0% (Cost: $76,231)		55,762
Total Long-Term Investments — 97.7% (Cost: $455,363,005)		427,433,070
Short-Term Securities
Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(l)(m)(n)	54,603,732	54,625,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)	2,690,000	2,690,000
Total Short-Term Securities — 13.1% (Cost: $57,320,897)		57,315,573
Total Investments — 110.8% (Cost: $512,683,902)		484,748,643
Liabilities in Excess of Other Assets — (10.8)%		(47,399,238)
Net Assets — 100.0%		$437,349,405

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	All or a portion of this security is on loan.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Zero-coupon bond.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM High Yield Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,126,596	$—	$(7,479,965)(a)	$17,293	$(38,351)	$54,625,573	54,603,732	$191,456 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,920,000	—	(3,230,000)(a)	—	—	2,690,000	2,690,000	85,657	—
				$17,293	$(38,351)	$57,315,573		$277,113	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$196,759,642	$—	$196,759,642
Foreign Government Obligations	—	230,617,666	—	230,617,666
Common Stocks	55,762	—	—	55,762
Short-Term Securities
Money Market Funds	57,315,573	—	—	57,315,573
	$57,371,335	$427,377,308	$—	$484,748,643
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Brazil — 4.1%
Brazil Letras do Tesouro Nacional
0.00%, 01/01/26(a)	BRL14	$2,220,968
0.00%, 07/01/26(a)	BRL16	2,447,346
0.00%, 07/01/27(a)	BRL7	921,321
0.00%, 01/01/28(a)	BRL5	580,857
0.00%, 07/01/28(a)	BRL1	118,137
0.00%, 01/01/30(a)	BRL6	617,384
Brazil Notas do Tesouro Nacional
10.00%, 01/01/33	BRL4	600,020
10.00%, 01/01/35	BRL5	650,658
Series F, 10.00%, 01/01/27	BRL9	1,495,510
Series F, 10.00%, 01/01/29	BRL9	1,524,704
Series F, 10.00%, 01/01/31	BRL8	1,227,817
		12,404,722
Chile — 3.8%
Bonos de la Tesoreria de la Republica en pesos
0.00%, 05/06/27(a)	CLP1,045,000	999,341
0.00%, 04/01/29(a)	CLP1,295,000	1,136,447
4.50%, 03/01/26	CLP325,000	343,373
4.70%, 09/01/30(b)(c)	CLP1,375,000	1,402,345
5.00%, 10/01/28(b)(c)	CLP535,000	560,135
5.00%, 03/01/35	CLP1,725,000	1,731,212
5.30%, 11/01/37(b)	CLP280,000	285,999
5.80%, 10/01/29(b)	CLP605,000	648,766
6.00%, 04/01/33(b)	CLP1,515,000	1,631,814
6.00%, 01/01/43	CLP1,040,000	1,139,758
6.20%, 10/01/40(b)	CLP975,000	1,084,561
7.00%, 05/01/34(b)	CLP505,000	581,482
		11,545,233
China — 14.8%
China Government Bond
1.43%, 01/25/30	CNY6,020	825,471
1.45%, 02/25/28	CNY3,720	511,553
1.61%, 02/15/35	CNY6,130	842,715
1.87%, 09/15/31	CNY4,150	580,543
1.91%, 07/15/29	CNY3,930	549,749
2.04%, 02/25/27	CNY2,460	341,910
2.05%, 04/15/29	CNY5,550	779,494
2.11%, 08/25/34	CNY4,160	593,580
2.12%, 06/25/31	CNY5,090	722,154
2.17%, 08/29/34	CNY6,000	858,343
2.18%, 08/15/26	CNY5,490	762,135
2.19%, 09/25/54	CNY1,500	221,580
2.27%, 05/25/34	CNY4,750	686,546
2.28%, 03/25/31	CNY2,470	353,032
2.30%, 05/15/26	CNY3,310	459,526
2.33%, 08/15/44	CNY1,350	198,149
2.35%, 02/25/34	CNY5,180	751,708
2.37%, 01/20/27	CNY5,070	708,096
2.39%, 11/15/26	CNY4,780	666,671
2.40%, 07/15/28	CNY4,240	599,733
2.44%, 10/15/27	CNY3,970	559,045
2.46%, 02/15/26	CNY4,040	560,599
2.47%, 07/25/54	CNY4,150	640,544
2.48%, 04/15/27	CNY2,760	387,219
2.50%, 07/25/27	CNY5,900	829,925
2.52%, 08/25/33	CNY4,750	696,316
2.54%, 12/25/30	CNY6,730	974,154
2.55%, 10/15/28	CNY1,430	203,609
Security	Par (000)	Value
China (continued)
2.57%, 05/20/54	CNY2,840	$447,527
2.60%, 09/15/30	CNY5,780	837,361
2.60%, 09/01/32	CNY4,570	670,705
2.62%, 04/15/28	CNY5,650	802,577
2.62%, 09/25/29	CNY3,240	466,332
2.62%, 06/25/30	CNY4,000	578,878
2.64%, 01/15/28	CNY4,660	660,925
2.67%, 05/25/33	CNY4,720	698,412
2.67%, 11/25/33	CNY6,740	1,000,573
2.68%, 05/21/30	CNY6,220	902,372
2.69%, 08/12/26	CNY5,780	808,187
2.69%, 08/15/32	CNY4,550	672,108
2.75%, 06/15/29	CNY4,820	695,649
2.75%, 02/17/32	CNY3,680	544,178
2.76%, 05/15/32	CNY4,060	602,332
2.79%, 12/15/29	CNY5,030	731,843
2.80%, 03/24/29	CNY4,120	594,265
2.80%, 03/25/30	CNY4,540	662,298
2.80%, 11/15/32	CNY3,170	472,349
2.85%, 06/04/27	CNY7,610	1,077,587
2.88%, 02/25/33	CNY4,870	731,520
2.89%, 11/18/31	CNY3,040	451,908
2.91%, 10/14/28	CNY5,800	836,812
3.00%, 10/15/53	CNY2,360	405,590
3.01%, 05/13/28	CNY6,160	887,687
3.02%, 05/27/31	CNY4,840	722,824
3.03%, 03/11/26	CNY4,550	635,615
3.12%, 12/05/26	CNY5,060	716,185
3.12%, 10/25/52	CNY2,890	498,685
3.13%, 11/21/29	CNY3,690	545,793
3.19%, 04/15/53	CNY3,440	602,593
3.22%, 12/06/25	CNY3,870	539,155
3.25%, 06/06/26	CNY4,040	568,176
3.25%, 11/22/28	CNY2,780	407,924
3.27%, 11/19/30	CNY5,200	785,491
3.28%, 12/03/27	CNY6,610	955,621
3.29%, 05/23/29	CNY6,370	943,227
3.32%, 04/15/52	CNY3,230	574,165
3.53%, 10/18/51	CNY1,990	364,491
3.72%, 04/12/51	CNY3,750	706,219
3.81%, 09/14/50	CNY5,010	952,170
		44,622,408
Colombia — 3.7%
Colombian TES
9.25%, 05/28/42	COP7,616,000	1,370,921
11.50%, 07/25/46	COP5,790,400	1,231,151
13.25%, 02/09/33	COP3,857,400	971,514
Series B, 5.75%, 11/03/27	COP2,823,500	610,562
Series B, 6.00%, 04/28/28	COP5,326,300	1,130,504
Series B, 6.25%, 07/09/36	COP4,191,800	632,095
Series B, 7.00%, 03/26/31	COP4,768,600	914,446
Series B, 7.00%, 06/30/32	COP4,179,200	765,877
Series B, 7.25%, 10/18/34	COP4,287,200	741,598
Series B, 7.25%, 10/26/50	COP6,904,900	954,913
Series B, 7.50%, 08/26/26	COP4,055,300	937,212
Series B, 7.75%, 09/18/30	COP4,068,200	835,192
		11,095,985
Czech Republic — 3.9%
Czech Republic Government Bond
0.05%, 11/29/29	CZK10,350	402,206

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Czech Republic (continued)
0.25%, 02/10/27	CZK15,570	$669,253
0.95%, 05/15/30(c)	CZK16,140	645,033
1.00%, 06/26/26(c)	CZK15,340	678,021
1.20%, 03/13/31	CZK15,250	602,822
1.50%, 04/24/40	CZK10,440	324,494
1.75%, 06/23/32	CZK15,400	608,684
1.95%, 07/30/37	CZK10,260	363,203
2.00%, 10/13/33	CZK17,700	690,030
2.50%, 08/25/28(c)	CZK17,930	791,202
2.75%, 07/23/29	CZK15,270	672,905
3.00%, 03/03/33	CZK5,880	250,632
3.50%, 05/30/35	CZK13,790	596,840
3.60%, 06/03/36	CZK4,530	195,516
4.20%, 12/04/36(c)	CZK7,570	343,783
4.50%, 11/11/32	CZK14,180	670,649
4.90%, 04/14/34	CZK13,490	655,118
5.00%, 09/30/30	CZK17,540	848,661
5.50%, 12/12/28	CZK14,150	687,622
5.75%, 03/29/29	CZK5,280	259,903
6.00%, 02/26/26	CZK12,810	593,825
6.20%, 06/16/31	CZK4,840	249,346
		11,799,748
Dominican Republic — 3.9%
Dominican Republic International Bond
10.50%, 03/15/37(b)	DOP151,600	2,550,404
10.75%, 06/01/36(c)	DOP271,750	4,649,645
11.25%, 09/15/35(c)	DOP129,150	2,274,729
13.63%, 02/03/33(c)	DOP115,700	2,269,341
		11,744,119
Hungary — 3.9%
Hungary Government Bond
1.50%, 04/22/26	HUF283,340	759,761
1.50%, 08/26/26	HUF154,280	407,276
2.00%, 05/23/29	HUF472,420	1,126,497
2.25%, 04/20/33	HUF423,800	870,896
2.25%, 06/22/34	HUF140,480	274,842
2.75%, 12/22/26	HUF269,830	716,513
3.00%, 10/27/27	HUF335,820	873,269
3.00%, 08/21/30	HUF429,090	1,023,476
3.00%, 10/27/38	HUF153,060	282,365
3.00%, 04/25/41	HUF134,330	233,069
3.25%, 10/22/31	HUF431,060	1,003,127
4.50%, 03/23/28	HUF257,910	689,223
4.75%, 11/24/32	HUF341,300	849,938
6.75%, 10/22/28	HUF476,960	1,353,947
7.00%, 10/24/35	HUF215,470	610,043
9.50%, 10/21/26	HUF218,670	638,765
		11,713,007
India — 10.3%
India Government Bond
5.77%, 08/03/30	INR83,660	972,648
5.79%, 05/11/30	INR68,240	795,613
5.85%, 12/01/30	INR86,360	1,005,942
6.10%, 07/12/31	INR86,940	1,024,649
6.45%, 10/07/29	INR72,240	865,892
6.54%, 01/17/32	INR98,130	1,179,209
6.67%, 12/17/50	INR101,160	1,184,428
6.75%, 12/23/29	INR27,580	334,994
6.79%, 12/30/31	INR33,360	408,117
6.79%, 10/07/34	INR124,500	1,517,718
Security	Par (000)	Value
India (continued)
6.99%, 12/15/51	INR92,880	$1,130,358
7.02%, 06/18/31	INR50,300	620,655
7.04%, 06/03/29	INR53,650	656,458
7.06%, 04/10/28	INR60,440	734,434
7.10%, 04/18/29	INR89,870	1,100,481
7.10%, 04/08/34	INR110,060	1,366,961
7.16%, 09/20/50	INR74,150	918,397
7.17%, 04/17/30	INR67,880	838,781
7.18%, 08/14/33	INR129,860	1,618,202
7.18%, 07/24/37	INR105,170	1,320,635
7.26%, 01/14/29	INR79,920	983,040
7.26%, 08/22/32	INR84,230	1,052,828
7.26%, 02/06/33	INR85,220	1,064,484
7.30%, 06/19/53	INR126,600	1,593,931
7.32%, 11/13/30	INR36,570	456,531
7.36%, 09/12/52	INR99,500	1,261,508
7.37%, 10/23/28	INR49,410	608,233
7.37%, 01/23/54	INR14,040	178,367
7.38%, 06/20/27	INR70,660	858,538
7.41%, 12/19/36	INR91,710	1,169,555
7.54%, 05/23/36	INR102,500	1,316,377
7.72%, 06/15/49	INR53,180	701,261
		30,839,225
Indonesia — 5.7%
Indonesia Treasury Bond
5.13%, 04/15/27	IDR10,330,000	607,977
5.50%, 04/15/26	IDR6,009,000	359,006
6.13%, 05/15/28	IDR8,460,000	505,683
6.25%, 06/15/36	IDR5,904,000	336,869
6.38%, 08/15/28	IDR4,920,000	295,645
6.38%, 04/15/32	IDR12,287,000	725,629
6.38%, 07/15/37	IDR2,511,000	143,948
6.50%, 07/15/30	IDR7,093,000	424,609
6.50%, 02/15/31	IDR15,793,000	943,049
6.63%, 05/15/33	IDR7,180,000	426,064
6.63%, 02/15/34	IDR13,921,000	828,984
6.75%, 07/15/35	IDR12,244,000	730,744
6.88%, 04/15/29	IDR10,783,000	656,426
7.00%, 05/15/27	IDR7,078,000	430,907
7.00%, 09/15/30	IDR10,594,000	649,094
7.00%, 02/15/33	IDR9,899,000	602,494
7.13%, 06/15/38	IDR7,869,000	479,477
7.13%, 06/15/42	IDR7,978,000	484,928
7.13%, 06/15/43	IDR6,925,000	420,815
7.50%, 08/15/32	IDR4,536,000	283,959
7.50%, 06/15/35	IDR6,060,000	380,575
7.50%, 05/15/38	IDR5,666,000	354,907
7.50%, 04/15/40	IDR11,494,000	719,662
8.25%, 05/15/29	IDR7,971,000	509,184
8.25%, 06/15/32	IDR3,122,000	203,564
8.25%, 05/15/36	IDR6,917,000	457,105
8.38%, 09/15/26	IDR8,453,000	522,615
8.38%, 03/15/34	IDR8,477,000	560,288
8.38%, 04/15/39	IDR4,300,000	288,540
8.75%, 05/15/31	IDR5,779,000	381,860
9.00%, 03/15/29	IDR8,701,000	567,111
9.50%, 07/15/31	IDR1,606,000	109,927
10.50%, 08/15/30	IDR2,354,000	165,737
Perusahaan Penerbit SBSN Indonesia
4.88%, 07/15/26	IDR7,655,000	452,643
6.38%, 03/15/34	IDR6,733,000	393,890
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
6.50%, 06/15/39	IDR2,829,000	$162,579
6.63%, 09/15/29	IDR1,224,000	73,366
6.88%, 03/15/36	IDR3,722,000	223,376
8.88%, 11/15/31	IDR4,476,000	298,416
		17,161,652
Malaysia — 5.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR2,401	529,984
3.50%, 05/31/27	MYR2,414	562,795
3.52%, 04/20/28	MYR1,368	319,269
3.58%, 07/15/32	MYR911	211,282
3.73%, 06/15/28	MYR1,873	439,610
3.76%, 05/22/40	MYR2,030	465,536
3.83%, 07/05/34	MYR2,015	472,612
3.89%, 08/15/29	MYR1,771	419,027
3.90%, 11/30/26	MYR1,569	368,068
3.90%, 11/16/27	MYR1,565	368,767
3.91%, 07/15/26	MYR1,020	238,667
4.05%, 04/18/39	MYR1,036	245,800
4.07%, 06/15/50	MYR2,249	523,329
4.18%, 05/16/44	MYR1,546	370,983
4.25%, 05/31/35	MYR1,505	364,932
4.46%, 03/31/53	MYR1,918	472,606
4.50%, 04/30/29	MYR896	216,379
4.64%, 11/07/33	MYR1,886	468,012
4.70%, 10/15/42	MYR1,716	437,608
4.76%, 04/07/37	MYR2,437	616,744
4.89%, 06/08/38	MYR1,405	360,960
4.92%, 07/06/48	MYR1,041	273,754
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR1,876	436,769
3.45%, 07/15/36	MYR1,879	424,384
3.47%, 10/15/30	MYR1,599	370,979
3.60%, 07/31/28	MYR1,646	384,607
3.73%, 03/31/26	MYR1,766	411,386
3.80%, 10/08/31	MYR1,950	458,126
3.97%, 07/16/40	MYR589	138,899
4.07%, 09/30/26	MYR2,696	632,795
4.12%, 11/30/34	MYR1,846	442,612
4.13%, 07/09/29	MYR2,402	572,127
4.19%, 10/07/32	MYR1,797	431,776
4.25%, 09/30/30	MYR1,990	478,942
4.26%, 07/26/27	MYR1,043	247,166
4.29%, 08/14/43	MYR2,324	564,422
4.37%, 10/31/28	MYR2,129	509,884
4.42%, 09/30/41	MYR1,452	358,265
4.47%, 09/15/39	MYR2,433	604,982
4.66%, 03/31/38	MYR833	209,858
		16,424,703
Mexico — 5.6%
Mexican Bonos
5.50%, 03/04/27	MXN243	1,183,945
7.00%, 09/03/26	MXN155	778,844
7.50%, 05/26/33	MXN246	1,130,458
8.00%, 05/24/35	MXN5	22,957
8.00%, 07/31/53	MXN289	1,194,232
8.50%, 03/02/28	MXN93	472,382
8.50%, 03/01/29	MXN274	1,391,752
8.50%, 02/28/30	MXN129	651,128
Series M, 5.75%, 03/05/26	MXN253	1,165,838
Security	Par (000)	Value
Mexico (continued)
Series M, 7.75%, 05/29/31	MXN285	$1,368,764
Series M, 7.75%, 11/23/34	MXN299	1,370,886
Series M, 7.75%, 11/13/42	MXN299	1,244,531
Series M, 8.00%, 11/07/47	MXN179	749,638
Series M 20, 7.50%, 06/03/27	MXN280	1,407,114
Series M 20, 8.50%, 05/31/29	MXN302	1,527,851
Series M 30, 8.50%, 11/18/38	MXN149	688,238
Series M 30, 10.00%, 11/20/36	MXN70	371,395
		16,719,953
Peru — 3.9%
Peru Government Bond
5.35%, 08/12/40	PEN3	787,600
5.40%, 08/12/34	PEN5	1,282,145
5.94%, 02/12/29	PEN4	1,121,165
6.15%, 08/12/32	PEN6	1,613,831
6.35%, 08/12/28	PEN2	533,969
6.90%, 08/12/37	PEN6	1,591,367
6.95%, 08/12/31	PEN5	1,646,258
7.30%, 08/12/33(b)(c)	PEN5	1,443,469
7.60%, 08/12/39(b)	PEN5	1,328,323
8.20%, 08/12/26	PEN1	304,289
		11,652,416
Poland — 4.2%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN2,697	672,693
1.25%, 10/25/30	PLN5,447	1,206,011
1.75%, 04/25/32	PLN4,414	952,738
2.50%, 07/25/26	PLN3,751	971,438
2.50%, 07/25/27	PLN3,636	923,934
2.75%, 04/25/28	PLN3,143	793,731
2.75%, 10/25/29	PLN5,005	1,228,260
3.75%, 05/25/27	PLN2,865	749,273
4.75%, 07/25/29	PLN4,423	1,174,306
5.00%, 01/25/30	PLN2,411	647,516
5.00%, 10/25/34	PLN3,138	817,257
6.00%, 10/25/33	PLN4,753	1,331,949
7.50%, 07/25/28	PLN3,655	1,053,629
		12,522,735
Romania — 3.9%
Romania Government Bond
2.50%, 10/25/27	RON1,670	340,635
3.25%, 06/24/26	RON2,020	442,329
3.65%, 09/24/31	RON2,265	417,816
4.15%, 01/26/28	RON2,510	528,635
4.15%, 10/24/30	RON1,675	326,225
4.25%, 04/28/36	RON2,340	413,347
4.75%, 10/11/34	RON3,065	571,581
4.85%, 04/22/26	RON2,255	503,938
4.85%, 07/25/29	RON2,110	436,568
5.00%, 02/12/29	RON1,805	379,221
5.80%, 07/26/27	RON2,340	517,326
6.30%, 04/26/28	RON1,530	337,842
6.30%, 04/25/29	RON2,650	579,309
6.70%, 02/25/32	RON2,270	496,132
6.85%, 07/29/30	RON1,075	238,402
7.10%, 07/31/34	RON1,955	432,521
7.20%, 10/28/26	RON2,195	500,010
7.20%, 05/31/27	RON2,675	608,211
7.20%, 10/30/33	RON2,405	537,914
7.35%, 04/28/31	RON3,095	699,666

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Romania (continued)
7.90%, 02/24/38	RON2,455	$591,871
8.00%, 04/29/30	RON2,490	578,747
8.25%, 09/29/32	RON2,435	576,868
8.75%, 10/30/28	RON2,465	583,504
		11,638,618
Serbia — 3.9%
Serbia Treasury Bond
4.50%, 01/11/26	RSD223,810	2,164,952
4.50%, 08/20/32	RSD417,700	3,913,393
5.25%, 07/27/35	RSD69,020	667,527
5.88%, 02/08/28	RSD240,050	2,411,012
7.00%, 10/26/31	RSD242,470	2,614,491
		11,771,375
South Africa — 4.1%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR8,931	339,649
6.50%, 02/28/41	ZAR9,406	324,508
7.00%, 02/28/31	ZAR15,999	772,570
8.00%, 01/31/30	ZAR27,935	1,455,461
8.25%, 03/31/32	ZAR29,225	1,457,658
8.50%, 01/31/37	ZAR26,804	1,193,963
8.75%, 01/31/44	ZAR21,460	892,740
8.75%, 02/28/48	ZAR36,743	1,505,666
8.88%, 02/28/35	ZAR29,927	1,442,222
9.00%, 01/31/40	ZAR23,122	1,017,463
10.50%, 12/21/26	ZAR26,491	1,477,269
10.88%, 03/31/38	ZAR1,072	56,349
11.63%, 03/31/53	ZAR6,503	348,051
		12,283,569
Thailand — 4.9%
Thailand Government Bond
1.00%, 06/17/27	THB26,768	790,019
1.59%, 12/17/35	THB15,623	452,064
1.60%, 12/17/29	THB18,814	562,308
1.60%, 06/17/35	THB8,739	254,047
2.00%, 12/17/31	THB26,459	804,344
2.00%, 06/17/42	THB14,140	400,644
2.13%, 12/17/26	THB22,958	692,073
2.25%, 03/17/27	THB18,046	546,161
2.35%, 06/17/26	THB20,731	625,419
2.40%, 11/17/27	THB8,783	267,883
2.40%, 03/17/29	THB22,447	690,549
2.50%, 11/17/29	THB15,824	491,229
2.65%, 06/17/28	THB25,043	772,918
2.80%, 06/17/34	THB15,897	511,198
2.88%, 12/17/28	THB18,582	579,905
Security	Par (000)	Value
Thailand (continued)
2.88%, 06/17/46	THB14,288	$452,656
2.98%, 06/17/45	THB5,537	178,367
3.30%, 06/17/38	THB23,577	802,698
3.35%, 06/17/33	THB21,538	715,741
3.39%, 06/17/37	THB19,246	657,608
3.40%, 06/17/36	THB17,733	607,556
3.45%, 06/17/43	THB25,374	868,512
3.65%, 06/20/31	THB13,497	449,173
3.78%, 06/25/32	THB16,692	564,595
3.85%, 12/12/25	THB11,166	337,938
4.88%, 06/22/29	THB15,565	525,403
		14,601,008
Turkey — 3.7%
Turkey Government Bond
10.50%, 08/11/27	TRY27,989	429,309
10.60%, 02/11/26	TRY14,634	300,184
11.00%, 02/24/27	TRY10,205	168,065
11.70%, 11/13/30	TRY28,813	347,772
12.40%, 03/08/28	TRY45,734	690,856
16.90%, 09/02/26	TRY21,192	412,681
Turkiye Government Bond
17.30%, 07/19/28	TRY52,072	896,082
17.80%, 07/13/33	TRY44,211	692,614
26.20%, 10/05/33	TRY130,647	2,849,596
30.00%, 09/12/29	TRY107,710	2,406,143
31.08%, 11/08/28	TRY88,700	2,045,563
		11,238,865
Uruguay — 3.8%
Uruguay Government International Bond
8.25%, 05/21/31	UYU184,720	4,108,553
8.50%, 03/15/28(c)	UYU93,584	2,168,369
9.75%, 07/20/33	UYU220,110	5,255,326
		11,532,248
Total Investments — 97.6% (Cost: $300,568,009)		293,311,589
Other Assets Less Liabilities — 2.4%		7,196,671
Net Assets — 100.0%		$300,508,260

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan EM Local Currency Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$1,530,000	$—	$(1,530,000)(b)	$—	$—	$—	—	$28,607	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$293,311,589	$—	$293,311,589
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.5%
APA Infrastructure Ltd., 7.13%, 11/09/83, (5-year EURIBOR ICE Swap + 4.098%)(a)(b)	EUR100	$123,665
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(c)(d)	USD200	180,402
4.50%, 09/15/27(c)	USD80	78,010
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(c)	USD80	79,043
6.13%, 04/15/32(c)(d)	USD100	98,500
Mineral Resources Ltd.
8.00%, 11/01/27(c)	USD70	66,333
8.13%, 05/01/27(c)(d)	USD75	72,947
8.50%, 05/01/30(c)(d)	USD70	63,504
9.25%, 10/01/28(c)	USD160	151,194
		913,598
Austria — 0.1%
ams-OSRAM AG, 10.50%, 03/30/29(a)	EUR100	113,009
Benteler International AG, 9.38%, 05/15/28(a)	EUR100	117,641
		230,650
Belgium — 0.3%
Azelis Finance NV, 4.75%, 09/25/29(a)	EUR100	114,905
Ontex Group NV, 5.25%, 04/15/30(a)	EUR100	115,006
Telenet Finance Luxembourg Notes SARL
3.50%, 03/01/28(a)	EUR100	110,988
5.50%, 03/01/28(c)	USD200	195,583
		536,482
Canada — 3.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(c)	USD95	88,934
3.88%, 01/15/28(c)	USD195	187,220
4.00%, 10/15/30(c)	USD350	318,500
4.38%, 01/15/28(c)	USD70	67,725
5.63%, 09/15/29(c)	USD50	49,874
6.13%, 06/15/29(c)	USD175	177,614
Air Canada
3.88%, 08/15/26(c)	USD150	146,925
4.63%, 08/15/29(c)	CAD338	234,910
Alcoa Nederland Holding BV, 5.50%, 12/15/27(c)	USD75	74,636
AtkinsRealis Group Inc., 7.00%, 06/12/26	CAD25	18,748
AutoCanada Inc., 5.75%, 02/07/29(c)	CAD75	48,555
Bausch Health Companies Inc., 5.00%, 02/15/29(c)	USD50	31,500
Baytex Energy Corp.
7.38%, 03/15/32(c)	USD75	64,688
8.50%, 04/30/30(c)(d)	USD100	92,689
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(b)	USD150	150,412
7.00%, 09/15/55, (5-year CMT + 2.363%)(b)	USD150	148,979
Bombardier Inc.
6.00%, 02/15/28(c)	USD100	98,772
7.00%, 06/01/32(c)(d)	USD90	91,012
7.13%, 06/15/26(c)(d)	USD10	10,019
7.25%, 07/01/31(c)(d)	USD95	97,264
7.50%, 02/01/29(c)	USD85	87,550
7.88%, 04/15/27(c)	USD69	69,136
8.75%, 11/15/30(c)(d)	USD100	106,906
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(c)(d)	USD100	87,055
6.25%, 09/15/27(c)	USD82	80,403
Security	Par (000)	Value
Canada (continued)
Cineplex Inc., 7.63%, 03/31/29(c)	CAD175	$130,868
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)	USD160	160,000
Garda World Security Corp.
4.63%, 02/15/27(c)	USD60	58,931
6.00%, 06/01/29(c)	USD75	70,163
7.75%, 02/15/28(c)(d)	USD55	56,771
8.25%, 08/01/32(c)	USD60	58,942
8.38%, 11/15/32(c)	USD125	123,179
GFL Environmental Inc.
4.00%, 08/01/28(c)(d)	USD75	71,207
4.38%, 08/15/29(c)	USD55	52,402
4.75%, 06/15/29(c)	USD75	72,656
goeasy Ltd.
7.38%, 10/01/30(c)	USD50	49,137
7.63%, 07/01/29(c)(d)	USD65	65,569
9.25%, 12/01/28(c)	USD75	78,387
Series 144*, 6.88%, Series 144*, 05/15/30(c)(d)	USD55	53,639
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)(d)	USD110	111,492
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(c)	USD100	105,119
10.50%, 12/15/30(c)	USD50	53,750
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(c)	USD70	57,897
10.75%, 06/30/32(c)	USD60	37,200
Mattamy Group Corp.
4.63%, 03/01/30(c)	USD65	59,352
5.25%, 12/15/27(c)	USD85	82,404
Mattr Corp., 7.25%, 04/02/31(c)	CAD65	47,503
Methanex Corp.
5.13%, 10/15/27	USD85	83,406
5.25%, 12/15/29(d)	USD90	85,417
NOVA Chemicals Corp.
4.25%, 05/15/29(c)	USD57	53,865
5.25%, 06/01/27(c)	USD135	133,177
7.00%, 12/01/31(c)	USD50	51,625
8.50%, 11/15/28(c)	USD50	52,653
9.00%, 02/15/30(c)	USD60	63,983
NuVista Energy Ltd., 7.88%, 07/23/26(c)	CAD50	36,435
Open Text Corp.
3.88%, 02/15/28(c)	USD115	109,689
3.88%, 12/01/29(c)	USD105	96,559
Open Text Holdings Inc.
4.13%, 02/15/30(c)(d)	USD115	106,179
4.13%, 12/01/31(c)	USD68	60,680
Parkland Corp.
3.88%, 06/16/26(c)	CAD75	53,669
4.38%, 03/26/29(c)	CAD100	70,104
4.50%, 10/01/29(c)	USD95	89,468
4.63%, 05/01/30(c)	USD105	98,739
5.88%, 07/15/27(c)	USD40	39,671
6.63%, 08/15/32(c)(d)	USD70	69,639
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(c)	USD60	61,185
7.75%, 03/15/31(c)(d)	USD90	94,127
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(c)(d)	USD100	97,368
7.00%, 04/15/55, (5-year CMT + 2.653%)(b)	USD150	150,937
7.13%, 04/15/55, (5-year CMT + 2.620%)(b)	USD125	124,506
Sleep Country Canada Holdings Inc., 6.63%, 11/28/32	CAD175	128,539
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(b)(c)(d)	USD75	$73,687
7.63%, 03/01/55, (5-year CMT + 3.949%)(b)(c)	USD50	49,770
Superior Plus LP, 4.25%, 05/18/28(c)	CAD50	34,705
Tamarack Valley Energy Ltd., 7.25%, 05/10/27(c)	CAD75	54,784
Wrangler Holdco Corp., 6.63%, 04/01/32(c)	USD115	118,101
		6,629,261
Cayman Islands — 0.1%
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(c)	USD125	124,687
China — 0.0%
Swissport Investments SA, 6.75%, 12/15/21(a)(e)(f)	EUR100	1
Cyprus — 0.1%
Bank of Cyprus PCL, 7.38%, 07/25/28, (3-mo. EURIBOR + 4.095%)(a)(b)	EUR100	122,874
Czech Republic — 0.1%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30(a)	EUR100	119,377
Denmark — 0.2%
Orsted A/S
1.50%, (5-year EUR Swap + 1.860%)(a)(b)	EUR100	91,532
2.50%, (5-year UK Government Bond + 2.136%)(a)(b)	GBP100	95,796
5.13%, (5-year EURIBOR ICE Swap + 2.590%)(a)(b)	EUR100	113,035
Orsted AS, 5.25%, (5-year EUR Swap + 2.619%)(a)(b)	EUR100	113,638
		414,001
Finland — 0.1%
Finnair OYJ, 4.75%, 05/24/29(a)	EUR100	115,322
Huhtamaki OYJ, 4.25%, 06/09/27(a)	EUR100	115,596
		230,918
France — 5.2%
Afflelou SAS, 6.00%, 07/25/29(a)	EUR100	116,857
Air France-KLM
7.25%, 05/31/26(a)	EUR100	117,695
8.13%, 05/31/28(a)	EUR100	126,978
Altice France SA
5.13%, 01/15/29(c)	USD45	36,504
5.13%, 07/15/29(c)	USD275	224,812
5.50%, 01/15/28(c)	USD150	124,125
5.50%, 10/15/29(c)	USD200	163,500
8.13%, 02/01/27(c)	USD175	160,125
Altice France SA/France
3.38%, 01/15/28(a)	EUR100	90,718
4.13%, 01/15/29(a)	EUR100	91,109
4.25%, 10/15/29(a)	EUR100	91,088
5.88%, 02/01/27(a)	EUR100	100,067
Banijay Entertainment SASU, 7.00%, 05/01/29(a)	EUR100	117,739
CAB SELAS, 3.38%, 02/01/28(a)	EUR100	106,604
Cerba Healthcare SACA, 3.50%, 05/31/28(a)	EUR100	84,119
Chrome Holdco SASU, 5.00%, 05/31/29(a)	EUR100	36,745
CMA CGM SA, 5.50%, 07/15/29(a)	EUR100	115,232
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(c)(g)	USD175	194,694
Elior Group SA, 5.63%, 03/15/30(a)	EUR100	114,322
ELO SACA
5.88%, 04/17/28(a)	EUR200	216,997
Security	Par (000)	Value
France (continued)
6.00%, 03/22/29(a)	EUR100	$104,760
Emeria SASU, 3.38%, 03/31/28(a)	EUR100	92,786
Eramet SA, 7.00%, 05/22/28(a)	EUR100	113,496
Eutelsat SA
1.50%, 10/13/28(a)	EUR100	93,341
9.75%, 04/13/29(a)	EUR100	114,294
Fnac Darty SA, 6.00%, 04/01/29(a)	EUR100	118,644
Forvia SE
2.38%, 06/15/27(a)	EUR100	107,675
2.75%, 02/15/27(a)	EUR100	108,983
3.75%, 06/15/28(a)	EUR100	109,076
5.13%, 06/15/29(a)	EUR100	109,726
5.50%, 06/15/31(a)	EUR100	106,693
5.63%, 06/15/30(a)	EUR100	109,817
Getlink SE, 4.13%, 04/15/30(a)	EUR100	114,368
Goldstory SAS, 6.75%, 02/01/30(a)	EUR100	115,759
Holding d'Infrastructures des Metiers de l'Environnement
4.88%, 10/24/29(a)	EUR100	115,332
Series ., 0.63%, Series ., 09/16/28(a)	EUR100	100,445
Iliad Holding SASU
5.38%, 04/15/30(a)	EUR100	115,449
5.63%, 10/15/28(a)	EUR100	115,042
6.88%, 04/15/31(a)	EUR100	120,577
7.00%, 10/15/28(c)	USD100	101,172
7.00%, 04/15/32(c)	USD100	100,988
8.50%, 04/15/31(c)	USD115	121,309
iliad SA
1.88%, 02/11/28(a)	EUR100	108,512
2.38%, 06/17/26(a)	EUR100	112,256
4.25%, 12/15/29(a)	EUR100	114,928
5.38%, 02/15/29(a)	EUR100	118,947
Series ., 5.38%, Series ., 05/02/31(a)	EUR100	118,406
IPD 3 BV
5.50%, 06/15/31(a)	EUR100	113,427
8.00%, 06/15/28(a)	EUR100	117,759
Laboratoire Eimer Selas, 5.00%, 02/01/29(a)	EUR100	102,286
Loxam SAS
6.38%, 05/15/28(a)	EUR100	116,806
6.38%, 05/31/29(a)	EUR125	148,370
Mobilux Finance SAS, 7.00%, 05/15/30(a)	EUR100	117,777
Nexans SA
4.13%, 05/29/29(a)	EUR100	115,726
4.25%, 03/11/30(a)	EUR100	116,078
Opal Bidco SAS
5.50%, 03/31/32(a)	EUR200	224,515
6.50%, 03/31/32(c)	USD150	150,000
Opmobility, 4.88%, 03/13/29(a)	EUR100	115,249
OVH Groupe SAS, 4.75%, 02/05/31(a)	EUR100	114,153
Paprec Holding SA, 6.50%, 11/17/27(a)	EUR100	118,443
Picard Groupe SAS, 6.38%, 07/01/29(a)	EUR100	117,766
RCI Banque SA
4.75%, 03/24/37, (5-year EURIBOR ICE Swap + 2.200%)(a)(b)	EUR100	111,978
5.50%, 10/09/34, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR100	117,346
Renault SA
1.13%, 10/04/27(a)	EUR100	107,736
2.38%, 05/25/26(a)	EUR100	112,487
2.50%, 06/02/27(a)	EUR100	111,805
2.50%, 04/01/28(a)	EUR100	111,063

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
Rexel SA
2.13%, 12/15/28(a)	EUR100	$108,561
5.25%, 09/15/30(a)	EUR100	118,180
Seche Environnement SACA, 4.50%, 03/25/30(a)	EUR100	114,459
SNF Group SACA
2.63%, 02/01/29(a)	EUR100	107,603
4.50%, 03/15/32(a)	EUR100	113,923
SPIE SA, 2.63%, 06/18/26(a)	EUR100	112,706
Tereos Finance Groupe I SA
4.75%, 04/30/27(a)	EUR100	113,596
5.75%, 04/30/31(a)	EUR100	113,258
Valeo SE
1.00%, 08/03/28(a)	EUR100	101,964
4.50%, 04/11/30(a)	EUR100	110,789
5.38%, 05/28/27(a)	EUR100	117,093
5.88%, 04/12/29(a)	EUR100	117,847
Viridien, 8.50%, 10/15/30(a)	EUR100	107,968
		9,331,528
Germany — 3.5%
alstria office REIT-AG, 5.50%, 03/20/31(a)	EUR100	108,398
Bayer AG
5.38%, 03/25/82, (5-year EUR Swap + 4.458%)(a)(b)	EUR100	111,141
5.50%, 09/13/54, (5-year EURIBOR ICE Swap + 3.269%)(a)(b)	EUR100	113,644
6.63%, 09/25/83, (5-year EUR Swap + 3.432%)(a)(b)	EUR100	118,846
7.00%, 09/25/83, (5-year EUR Swap + 3.896%)(a)(b)	EUR100	119,058
Series N5.5, 4.50%, Series N5.5, 03/25/82, (5-year EUR Swap + 3.751%)(a)(b)	EUR100	111,899
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75, (5-year EUR Swap + 3.206%)(a)(b)	EUR100	112,285
Birkenstock Financing SARL, 5.25%, 04/30/29(a)	EUR100	114,091
Ceconomy AG, 6.25%, 07/15/29(a)	EUR100	117,505
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28(a)	EUR100	104,349
7.50%, 05/15/30(a)	EUR100	106,358
CT Investment GmbH, 6.38%, 04/15/30(a)	EUR100	116,358
Deutsche Lufthansa AG, 5.25%, 01/15/55, (5-year EURIBOR ICE Swap + 2.855%)(a)(b)	EUR100	110,924
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)	EUR100	113,577
Evonik Industries AG, 1.38%, 09/02/81, (5-year EUR Swap + 1.836%)(a)(b)	EUR100	108,940
Fressnapf Holding SE, 5.25%, 10/31/31(a)	EUR100	113,864
Gruenenthal GmbH
4.63%, 11/15/31(a)	EUR100	111,060
6.75%, 05/15/30(a)	EUR100	118,994
Hella GmbH & Co. KGaA, 0.50%, 01/26/27	EUR100	107,288
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(c)(h)	USD50	48,438
6.75%, 11/15/29, (6.75% cash and 7.50% PIK)(a)(h)	EUR100	116,562
7.00%, 11/15/31, (7.00% cash and 7.75% PIK)(a)(h)	EUR100	116,385
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(c)(h)	USD100	97,750
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(c)(h)	USD25	23,938
Security	Par (000)	Value
Germany (continued)
Mahle GmbH
2.38%, 05/14/28(a)	EUR100	$101,696
6.50%, 05/02/31(a)	EUR100	110,821
Mercer International Inc.
5.13%, 02/01/29(d)	USD135	110,700
12.88%, 10/01/28(c)	USD45	45,891
Motel One GmbH/Muenchen, 7.75%, 04/02/31(a)	EUR100	119,329
Nidda Healthcare Holding GmbH
5.38%, 10/23/30(a)	EUR100	112,980
5.63%, 02/21/30(a)	EUR100	114,271
7.50%, 08/21/26(a)	EUR66	76,091
PCF GmbH, 4.75%, 04/15/29(a)	EUR101	88,268
Phoenix PIB Dutch Finance BV, 4.88%, 07/10/29(a)	EUR100	116,328
ProGroup AG, 5.38%, 04/15/31(a)	EUR100	108,882
Schaeffler AG
2.88%, 03/26/27(a)	EUR75	83,765
3.38%, 10/12/28(a)	EUR100	109,850
4.50%, 03/28/30(a)	EUR100	111,230
4.75%, 08/14/29(a)	EUR100	113,235
5.38%, 04/01/31(a)	EUR100	112,660
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29(a)	EUR200	231,741
Tele Columbus AG, 10.00%, 01/01/29, (10.00% PIK)(a)(h)	EUR105	94,541
TK Elevator Holdco GmbH
6.63%, 07/15/28(a)	EUR90	101,780
7.63%, 07/15/28(c)	USD50	50,008
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)	EUR100	112,810
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(c)	USD150	147,469
TUI AG, 5.88%, 03/15/29(a)	EUR100	116,860
TUI Cruises GmbH, 6.25%, 04/15/29(a)	EUR100	117,224
WEPA Hygieneprodukte GmbH, 5.63%, 01/15/31(a)	EUR100	116,625
ZF Europe Finance BV
2.50%, 10/23/27(a)	EUR100	104,342
3.00%, 10/23/29(a)	EUR100	96,934
4.75%, 01/31/29(a)	EUR100	105,341
6.13%, 03/13/29(a)	EUR100	109,629
ZF Finance GmbH
2.00%, 05/06/27(a)	EUR100	105,000
2.75%, 05/25/27(a)	EUR100	106,159
3.75%, 09/21/28(a)	EUR100	104,220
ZF North America Capital Inc.
6.75%, 04/23/30(c)	USD150	136,470
6.88%, 04/14/28(c)	USD75	71,446
7.13%, 04/14/30(c)	USD150	138,000
		6,344,248
Greece — 0.3%
Eurobank Ergasias Services and Holdings SA, 10.00%, 12/06/32, (5-year EUR Swap + 7.588%)(a)(b)	EUR100	130,266
Metlen Energy & Metals SA, 4.00%, 10/17/29(a)	EUR100	115,002
National Bank of Greece SA, 5.88%, 06/28/35, (5-year EURIBOR ICE Swap + 3.154%)(a)(b)	EUR100	120,423
Piraeus Financial Holdings SA, 7.25%, 04/17/34, (5-year EUR Swap + 4.773%)(a)(b)	EUR100	125,104
Public Power Corp. SA, 4.63%, 10/31/31(a)	EUR100	114,612
		605,407
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong — 0.3%
FWD Group Holdings Ltd., 8.40%, 04/05/29(c)	USD100	$102,699
Melco Resorts Finance Ltd.
5.38%, 12/04/29(c)	USD160	144,384
5.63%, 07/17/27(c)	USD50	48,198
5.75%, 07/21/28(c)	USD125	118,184
7.63%, 04/17/32(c)	USD100	96,110
		509,575
Ireland — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 5.25%, 08/15/27(c)	USD75	34,500
eircom Finance DAC
3.50%, 05/15/26(a)	EUR125	140,922
5.00%, 04/30/31(a)	EUR100	113,049
Energia Group Roi Financeco DAC, 6.88%, 07/31/28(a)	EUR100	116,366
GGAM Finance Ltd.
5.88%, 03/15/30(c)	USD50	49,589
6.88%, 04/15/29(c)(d)	USD45	45,841
7.75%, 05/15/26(c)	USD25	25,241
8.00%, 02/15/27(c)	USD95	97,316
8.00%, 06/15/28(c)	USD70	73,341
		696,165
Israel — 1.1%
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(c)	USD56	52,719
5.88%, 03/30/31(a)(c)	USD70	63,295
8.50%, 09/30/33(a)(c)	USD90	90,243
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(c)	USD55	54,033
6.75%, 06/30/30(a)(c)	USD60	58,102
Teva Pharmaceutical Finance Netherlands II BV
1.63%, 10/15/28(a)	EUR100	105,785
1.88%, 03/31/27(a)	EUR100	109,839
3.75%, 05/09/27	EUR100	113,683
4.38%, 05/09/30	EUR150	171,335
7.38%, 09/15/29	EUR100	126,808
7.88%, 09/15/31	EUR100	133,741
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD410	396,162
4.75%, 05/09/27	USD100	98,134
5.13%, 05/09/29	USD100	97,313
6.75%, 03/01/28	USD150	153,483
7.88%, 09/15/29	USD125	133,857
8.13%, 09/15/31	USD75	82,516
		2,041,048
Italy — 3.5%
Agrifarma SpA, 4.50%, 10/31/28(a)	EUR100	112,403
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(a)	EUR100	115,104
Banca IFIS SpA, 6.13%, 01/19/27(a)	EUR100	117,879
Banca Monte dei Paschi di Siena SpA
4.75%, 03/15/29, (3-mo. EURIBOR + 2.047%)(a)(b)	EUR100	117,221
10.50%, 07/23/29(a)	EUR100	138,202
Banca Popolare di Sondrio SpA, 3.88%, 02/25/32, (5-year EUR Swap + 3.958%)(a)(b)	EUR100	113,010
Banco BPM SpA, 4.50%, 11/26/36, (5-year EURIBOR ICE Swap + 2.250%)(a)(b)	EUR200	226,117
BFF Bank SpA, 4.88%, 03/30/28, (1-year EURIBOR ICE Swap + 2.622%)(a)(b)	EUR100	114,813
Security	Par (000)	Value
Italy (continued)
BPER Banca SpA
3.88%, 07/25/32, (5-year EUR Swap + 3.728%)(b)	EUR200	$226,413
5.75%, 09/11/29, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR150	182,978
Bubbles Holdco SPA, 6.50%, 09/30/31(a)	EUR100	112,846
Cerved Group SpA, 6.00%, 02/15/29(a)	EUR100	102,055
Engineering - Ingegneria Informatica - SpA, 8.63%, 02/15/30(a)	EUR100	116,717
Eolo SpA, 4.88%, 10/21/28(a)	EUR100	102,398
Fiber Bidco SpA, 6.13%, 06/15/31(a)	EUR100	109,282
Flos B&b Italia SpA, 10.00%, 11/15/28(a)	EUR80	94,777
Guala Closures SpA, 3.25%, 06/15/28(a)	EUR100	107,474
Iccrea Banca SpA, 4.75%, 01/18/32, (5-year EURIBOR ICE Swap + 4.829%)(a)(b)	EUR100	114,165
Illimity Bank SpA, 5.75%, 05/31/27(a)	EUR100	117,326
IMA Industria Macchine Automatiche SpA, 3.75%, 01/15/28(a)	EUR100	111,320
Infrastrutture Wireless Italiane SpA
1.75%, 04/19/31(a)	EUR100	105,130
1.88%, 07/08/26(a)	EUR100	112,474
3.75%, 04/01/30(a)	EUR100	114,578
Intesa Sanpaolo Assicurazioni SpA, 4.22%, 03/05/35(a)	EUR200	221,230
Intesa Sanpaolo SpA, 5.15%, 06/10/30(a)	GBP100	129,559
Italmatch Chemicals SpA, 10.00%, 02/06/28(a)	EUR100	118,604
Itelyum Regeneration SpA, 5.75%, 04/15/30(a)	EUR100	112,228
Lottomatica SpA/Roma, 5.38%, 06/01/30(a)	EUR100	116,817
Mediobanca Banca di Credito Finanziario SpA, 4.25%, 09/18/35, (5-year EURIBOR ICE Swap + 1.750%)(a)(b)	EUR200	227,106
Mundys SpA
1.88%, 07/13/27(a)	EUR100	110,938
1.88%, 02/12/28(a)	EUR100	109,301
4.50%, 01/24/30(a)	EUR100	117,594
4.75%, 01/24/29(a)	EUR100	118,507
Optics Bidco SpA
1.63%, 01/18/29	EUR100	104,123
2.38%, 10/12/27(a)	EUR100	109,697
6.88%, 02/15/28(a)	EUR100	121,138
7.88%, 07/31/28(a)	EUR100	125,593
Series 2033, 6.38%, Series 2033, 11/15/33(c)	USD25	23,938
Series 2036, 7.20%, Series 2036, 07/18/36(c)	USD200	194,746
Rekeep SpA, 9.00%, 09/15/29(a)	EUR100	110,151
Rossini SARL, 6.75%, 12/31/29(a)	EUR100	117,706
Saipem Finance International BV, 3.13%, 03/31/28(a)	EUR100	112,175
Telecom Italia SpA, 7.88%, 07/31/28(a)	EUR100	127,746
Telecom Italia SpA/Milano
1.63%, 01/18/29(a)	EUR100	106,234
2.38%, 10/12/27(a)	EUR100	113,138
3.00%, 09/30/25(a)	EUR100	113,199
UniCredit SpA, 7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(c)	USD125	130,725
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR100	115,994
Webuild SpA
3.63%, 01/28/27(a)	EUR100	113,599
7.00%, 09/27/28(a)	EUR100	122,834
		6,229,302

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 1.0%
Nissan Motor Co. Ltd.
3.20%, 09/17/28(a)	EUR100	$109,655
4.35%, 09/17/27(c)	USD100	96,360
4.81%, 09/17/30(c)	USD325	299,943
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(b)(c)(g)	USD70	65,814
6.25%, (5-year CMT + 4.956%)(b)(c)(g)	USD110	95,700
8.13%, , (5-year CMT + 4.250%)(b)(c)(g)	USD50	47,012
9.75%, 04/15/29(c)	USD275	290,592
11.25%, 02/15/27(c)	USD200	214,750
SoftBank Group Corp.
2.88%, 01/06/27(a)	EUR100	110,542
3.88%, 07/06/32(a)	EUR100	101,583
4.00%, 09/19/29(a)	EUR125	134,969
5.00%, 04/15/28(a)	EUR100	114,067
5.38%, 01/08/29(a)	EUR100	114,064
		1,795,051
Jersey — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)	USD125	107,401
10.38%, 03/31/29(a)	GBP100	116,346
		223,747
Luxembourg — 1.8%
AccorInvest Group SA
5.50%, 11/15/31(a)	EUR100	112,784
6.38%, 10/15/29(a)	EUR100	117,571
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(c)	USD90	89,831
Albion Financing 2 SARL, 8.75%, 04/15/27(c)	USD50	50,329
Altice Financing SA
3.00%, 01/15/28(a)	EUR100	85,182
4.25%, 08/15/29(a)	EUR100	85,036
5.00%, 01/15/28(c)	USD160	121,764
5.75%, 08/15/29(c)	USD250	183,750
Altice Finco SA, 4.75%, 01/15/28(a)	EUR100	39,836
Altice France Holding SA
4.00%, 02/15/28(a)	EUR100	33,303
6.00%, 02/15/28(c)	USD100	30,881
8.00%, 05/15/27(a)	EUR100	33,118
10.50%, 05/15/27(c)	USD150	46,605
ARD Finance SA, 5.00%, 06/30/27, (5.00% Cash and 5.75% PIK)(a)(h)	EUR103	3,536
Cidron Aida Finco Sarl
7.00%, 10/27/31(a)	EUR100	111,910
9.13%, 10/27/31(a)	GBP100	131,892
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR100	119,188
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(a)	EUR100	78,897
Herens Midco SARL, 5.25%, 05/15/29(a)	EUR100	83,118
Ineos Finance PLC
5.63%, 08/15/30(a)	EUR100	107,585
6.38%, 04/15/29(a)	EUR100	110,918
INEOS Finance PLC
6.75%, 05/15/28(c)	USD100	97,422
7.50%, 04/15/29(c)	USD75	70,448
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(c)(d)	USD365	359,737
ION Trading Technologies SARL
5.75%, 05/15/28(c)	USD75	67,500
9.50%, 05/30/29(c)	USD100	97,220
Kleopatra Finco SARL, 1.00%, 09/01/29	EUR101	88,465
Security	Par (000)	Value
Luxembourg (continued)
Loarre Investments SARL, 6.50%, 05/15/29(a)	EUR100	$114,591
Matterhorn Telecom SA, 4.50%, 01/30/30(a)	EUR100	112,990
SES SA, 5.50%, 09/12/54, (5-year EURIBOR ICE Swap + 3.232%)(a)(b)	EUR125	131,921
Summer BC Holdco B SARL, 5.88%, 02/15/30(a)	EUR100	110,393
Vivion Investments SARL
6.50%, 02/28/29(a)(h)	EUR100	108,519
8.00%, 08/31/28, (6.50 % Cash and 1.40 % PIK)(a)(h)	EUR101	110,487
		3,246,727
Macau — 0.4%
MGM China Holdings Ltd.
4.75%, 02/01/27(c)	USD75	73,099
5.88%, 05/15/26(c)	USD100	99,875
7.13%, 06/26/31(c)	USD50	50,234
Studio City Finance Ltd.
5.00%, 01/15/29(c)	USD120	105,250
6.50%, 01/15/28(c)	USD60	57,472
Wynn Macau Ltd.
5.13%, 12/15/29(c)	USD125	115,156
5.50%, 10/01/27(c)	USD75	73,125
5.63%, 08/26/28(c)	USD200	190,388
		764,599
Netherlands — 1.4%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR100	116,569
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, 01/15/31(a)	GBP100	142,960
Flora Food Management BV, 6.88%, 07/02/29(a)	EUR100	116,539
Maxeda DIY Holding BV, 5.88%, 10/01/26(a)	EUR100	92,739
Nobian Finance BV, 3.63%, 07/15/26(a)	EUR100	112,615
Odido Group Holding BV, 5.50%, 01/15/30(a)	EUR100	112,225
Odido Holding BV, 3.75%, 01/15/29(a)	EUR100	110,962
Q-Park Holding I BV
2.00%, 03/01/27(a)	EUR150	165,708
5.13%, 02/15/30(a)	EUR100	115,567
Sunrise FinCo I BV, 4.88%, 07/15/31(c)	USD150	136,744
Trivium Packaging Finance BV
3.75%, 08/15/26(a)	EUR100	111,557
5.50%, 08/15/26(c)	USD100	98,858
8.50%, 08/15/27(c)	USD75	73,875
UPCB Finance VII Ltd., 3.63%, 06/15/29(a)	EUR100	110,341
Versuni Group BV, 3.13%, 06/15/28(a)	EUR100	107,989
VZ Secured Financing BV, 5.00%, 01/15/32(c)	USD175	152,714
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR100	102,912
Ziggo Bond Co. BV
3.38%, 02/28/30(a)	EUR100	100,263
5.13%, 02/28/30(c)	USD50	44,216
6.13%, 11/15/32(a)	EUR125	133,743
Ziggo BV
2.88%, 01/15/30(a)	EUR100	103,523
4.88%, 01/15/30(c)	USD135	123,850
		2,486,469
Norway — 0.1%
Var Energi ASA, 7.86%, 11/15/83, (5-year EURIBOR ICE Swap + 4.765%)(a)(b)	EUR100	122,868
Poland — 0.1%
Transportes Aereos Portugueses SA, 5.13%, 11/15/29(a)	EUR100	114,090
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal — 0.6%
Banco Comercial Portugues SA, 4.75%, 03/20/37, (5-year EURIBOR ICE Swap + 2.150%)(a)(b)	EUR100	$111,977
Caixa Economica Montepio Geral Caixa Economica Bancaria SA, 5.63%, 05/29/28, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR100	117,750
EDP SA
1.50%, 03/14/82, (5-year EUR Swap + 1.888%)(a)(b)	EUR100	109,255
1.88%, 08/02/81, (5-year EUR Swap + 2.380%)(a)(b)	EUR100	111,192
1.88%, 03/14/82, (5-year EUR Swap + 2.080%)(a)(b)	EUR100	102,506
4.63%, 09/16/54, (5-year EURIBOR ICE Swap + 2.395%)(a)(b)	EUR100	113,866
4.75%, 05/29/54, (5-year EURIBOR ICE Swap + 2.052%)(a)(b)	EUR100	114,878
5.94%, 04/23/83, (5-year EUR Swap + 3.184%)(a)(b)	EUR100	120,150
Novo Banco SA, 9.88%, 12/01/33, (5-year EUR Swap + 6.714%)(a)(b)	EUR100	131,782
		1,033,356
Slovenia — 0.3%
United Group BV
3.63%, 02/15/28(a)	EUR100	110,619
4.63%, 08/15/28(a)	EUR100	112,640
5.25%, 02/01/30(a)	EUR100	111,885
6.75%, 02/15/31(a)	EUR100	115,873
		451,017
Spain — 1.0%
Abanca Corp. Bancaria SA, 4.63%, 12/11/36, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR100	113,364
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(c)	USD50	47,500
Banco de Credito Social Cooperativo SA, 5.25%, 11/27/31, (5-year EUR Swap + 5.419%)(a)(b)	EUR100	113,760
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(c)	USD75	73,684
Cirsa Finance International SARL
7.88%, 07/31/28(a)	EUR100	118,483
10.38%, 11/30/27(a)	EUR90	107,088
Eroski S Coop, 10.63%, 04/30/29(a)	EUR100	121,940
Grifols SA
2.25%, 11/15/27(a)	EUR100	108,673
3.88%, 10/15/28(a)	EUR125	132,409
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(a)	EUR100	69,213
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(a)	EUR100	114,231
Lorca Telecom Bondco SA, 4.00%, 09/18/27(a)	EUR250	282,754
Minor Hotels Europe & Americas SA, 4.00%, 07/02/26(a)	EUR100	113,090
Neinor Homes SA, 5.88%, 02/15/30(a)	EUR100	115,881
Unicaja Banco SA, 5.50%, 06/22/34, (5-year EUR Swap + 2.800%)(a)(b)	EUR100	117,654
		1,749,724
Sweden — 0.8%
Asmodee Group AB, 5.75%, 12/15/29(a)	EUR53	62,624
Assemblin Caverion Group AB, 6.25%, 07/01/30(a)	EUR100	116,922
Dometic Group AB, 2.00%, 09/29/28(a)	EUR100	102,330
Heimstaden AB, 8.38%, 01/29/30(a)	EUR100	112,183
Security	Par (000)	Value
Sweden (continued)
Intrum AB
3.50%, 07/15/26(a)(e)(f)	EUR100	$88,111
4.88%, 09/15/27(a)(e)(f)	EUR100	90,118
Stena International SA
7.25%, 01/15/31(c)	USD100	98,500
7.63%, 02/15/31(c)	USD25	25,197
Verisure Holding AB
3.25%, 02/15/27(a)	EUR100	111,683
3.88%, 07/15/26(a)	EUR100	112,673
5.50%, 05/15/30(a)	EUR100	116,535
7.13%, 02/01/28(a)	EUR100	117,257
Verisure Midholding AB, 5.25%, 02/15/29(a)	EUR100	113,474
Volvo Car AB
2.50%, 10/07/27(a)	EUR100	109,611
4.75%, 05/08/30(a)	EUR100	112,049
		1,489,267
Switzerland — 0.3%
Dufry One BV
2.00%, 02/15/27(a)	EUR100	110,532
4.75%, 04/18/31(a)	EUR100	116,414
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(c)(d)	USD120	102,900
7.88%, 05/01/27(c)	USD70	67,900
9.50%, 06/01/28(c)(d)	USD50	48,846
		446,592
United Kingdom — 5.7%
888 Acquisitions Ltd.
7.56%, 07/15/27(a)	EUR100	112,809
10.75%, 05/15/30(a)	GBP100	133,154
Alexandrite Monnet U.K. Holdco PLC, 10.50%, 05/15/29(a)	EUR100	123,717
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR100	117,864
Ardonagh Finco Ltd.
6.88%, 02/15/31(a)	EUR100	114,410
7.75%, 02/15/31(c)	USD125	127,500
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(c)	USD175	178,290
B&M European Value Retail SA, 8.13%, 11/15/30(a)	GBP100	138,951
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(a)	EUR150	163,500
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)	GBP225	278,887
Bellis Finco PLC, 4.00%, 02/16/27(a)	GBP100	126,044
Belron U.K. Finance PLC
4.63%, 10/15/29(a)	EUR100	114,623
5.75%, 10/15/29(c)	USD150	149,526
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(c)	USD50	48,444
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(c)	USD70	62,833
5.13%, 10/03/54, (5-year EURIBOR ICE Swap + 2.542%)(a)(b)	EUR100	115,577
8.38%, 12/20/83, (5-year UK Government Bond + 3.820%)(a)(b)	GBP100	141,924
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)	EUR100	115,411
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP100	135,853
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD250	233,750
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR100	113,543

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Deuce Finco PLC, 5.50%, 06/15/27(a)	GBP100	$131,184
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP100	134,924
eG Global Finance PLC
11.00%, 11/30/28(a)	EUR100	125,319
12.00%, 11/30/28(c)	USD125	137,564
Gatwick Airport Finance PLC, 4.38%, 04/07/26(a)	GBP100	130,485
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(c)	USD200	176,491
8.75%, 01/15/32(c)	USD25	20,026
Heathrow Finance PLC, 4.38%, 03/01/27(a)(i)	GBP100	126,788
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(c)	USD130	133,553
8.13%, 02/15/32(c)	USD65	65,731
Iceland Bondco PLC, 10.88%, 12/15/27(a)	GBP100	140,864
Ineos Quattro Finance 2 PLC
6.75%, 04/15/30(a)	EUR100	101,442
8.50%, 03/15/29(a)	EUR100	108,119
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(c)	USD50	47,600
5.88%, 01/15/28(c)	USD105	103,529
6.88%, 11/15/26(a)	EUR100	117,793
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP100	131,016
Market Bidco Finco PLC, 5.50%, 11/04/27(a)	GBP100	126,636
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(c)	USD50	45,933
Metro Bank Holdings PLC, 12.00%, 04/30/29, (1-year UK Government Bond + 7.814%)(a)(b)	GBP100	146,683
Mobico Group PLC, 4.88%, 09/26/31(a)	EUR100	107,467
Motion Bondco DAC, 6.63%, 11/15/27(c)	USD50	47,191
Motion Finco SARL
7.38%, 06/15/30(a)	EUR100	109,946
8.38%, 02/15/32(c)	USD50	47,083
NGG Finance PLC, 2.13%, 09/05/82, (5-year EUR Swap + 2.532%)(a)(b)	EUR100	109,621
Nomad Foods Bondco PLC, 2.50%, 06/24/28(a)	EUR100	108,848
Ocado Group PLC, 3.88%, 10/08/26(a)	GBP100	130,898
Odeon Finco PLC, 12.75%, 11/01/27(c)	USD50	50,779
OEG Finance PLC, 7.25%, 09/27/29(a)	EUR100	114,334
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)	GBP100	140,964
Playtech PLC, 5.88%, 06/28/28(a)	EUR100	116,755
Project Grand U.K. PLC, 9.00%, 06/01/29(a)	EUR100	118,881
Punch Finance PLC, 6.13%, 06/30/26(a)	GBP100	131,825
RAY Financing LLC, 6.50%, 07/15/31(a)	EUR100	116,828
Thames Water Super Senior Issuer PLC, 9.75%, 10/10/27(a)	GBP11	15,707
Thames Water Utilities Finance PLC
1.25%, 01/31/34(a)	EUR100	78,365
2.63%, 01/24/34(a)	GBP100	92,776
2.88%, 05/03/29(a)	GBP100	17,020
4.00%, 04/18/29(a)	EUR100	80,057
4.38%, 01/18/33(a)	EUR100	79,896
Thames Water Utilities Ltd., 0.00%, 03/22/27(a)(j)	GBP2	2,525
TVL Finance PLC, 10.25%, 04/28/28(a)	GBP100	134,173
Very Group Funding PLC (The), 6.50%, 08/01/26(a)	GBP100	132,135
Victoria PLC, 3.63%, 08/24/26(a)	EUR100	109,625
Virgin Media Finance PLC, 5.00%, 07/15/30(c)	USD125	109,364
Virgin Media Secured Finance PLC
4.13%, 08/15/30(a)	GBP100	117,185
4.25%, 01/15/30(a)	GBP150	179,321
Security	Par (000)	Value
United Kingdom (continued)
4.50%, 08/15/30(c)	USD115	$103,471
5.50%, 05/15/29(c)	USD200	192,828
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)	GBP100	124,722
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(c)	USD75	72,656
Vmed O2 U.K. Financing I PLC
3.25%, 01/31/31(a)	EUR150	157,353
4.00%, 01/31/29(a)	GBP100	122,014
4.25%, 01/31/31(c)	USD150	130,732
4.75%, 07/15/31(c)	USD160	140,600
5.63%, 04/15/32(a)	EUR100	113,019
7.75%, 04/15/32(c)	USD100	100,733
Vodafone Group PLC
2.63%, 08/27/80, (5-year EUR Swap + 3.002%)(a)(b)	EUR100	112,105
3.00%, 08/27/80, (5-year EUR Swap + 3.477%)(a)(b)	EUR100	105,638
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)	USD40	38,559
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)	USD170	150,501
4.20%, 10/03/78, (5-year EUR Swap + 3.427%)(a)(b)	EUR100	114,594
6.50%, 08/30/84, (5-year EUR Swap + 3.489%)(a)(b)	EUR150	183,370
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)	USD240	246,571
8.00%, 08/30/86, (5-year UK Government Bond + 3.837%)(a)(b)	GBP100	143,083
Zegona Finance PLC, 6.75%, 07/15/29(a)	EUR125	149,367
		10,199,775
United States — 63.8%
1261229 BC Ltd., 10.00%, 04/15/32(c)	USD350	343,437
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(c)(d)	USD58	54,798
5.50%, 07/01/28(c)(d)	USD33	32,222
7.38%, 03/15/33(c)(d)	USD65	64,908
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(c)	USD95	88,840
6.00%, 08/01/29(c)	USD60	57,005
7.50%, 11/06/30(c)	USD135	137,383
8.25%, 02/01/29(c)	USD125	127,471
8.50%, 06/15/29(c)	USD60	62,066
AdaptHealth LLC
4.63%, 08/01/29(c)	USD85	75,898
5.13%, 03/01/30(c)	USD60	53,568
Adient Global Holdings Ltd.
7.00%, 04/15/28(c)	USD50	50,286
7.50%, 02/15/33(c)(d)	USD95	90,012
8.25%, 04/15/31(c)(d)	USD55	54,450
ADT Security Corp. (The), 4.13%, 08/01/29(c)	USD135	127,379
Advance Auto Parts Inc., 3.90%, 04/15/30(d)	USD50	44,977
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(b)	USD75	69,930
7.60%, 01/15/55, (5-year CMT + 3.201%)(b)	USD115	113,888
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(c)	USD135	135,141
AG Issuer LLC, 6.25%, 03/01/28(c)	USD65	64,064
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(c)(d)	USD90	92,609
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(c)	USD185	$172,050
4.63%, 01/15/27(c)	USD190	187,838
4.88%, 02/15/30(c)	USD110	106,300
5.88%, 02/15/28(c)	USD90	89,975
6.25%, 03/15/33(c)(d)	USD75	75,941
6.50%, 02/15/28(c)(d)	USD85	86,331
Alcoa Nederland Holding BV
4.13%, 03/31/29(c)	USD50	46,448
6.13%, 05/15/28(c)	USD50	49,812
7.13%, 03/15/31(c)	USD100	102,900
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(c)	USD75	72,319
5.88%, 11/01/29(c)	USD55	52,976
6.50%, 10/01/31(c)	USD125	124,687
6.75%, 10/15/27(c)	USD155	154,339
6.75%, 04/15/28(c)	USD135	136,012
7.00%, 01/15/31(c)	USD155	157,306
7.38%, 10/01/32(c)	USD115	115,999
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)	USD315	321,564
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(c)(d)	USD100	93,883
9.75%, 07/15/27(c)	USD115	115,415
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.63%, 06/01/28(a)	EUR100	109,045
4.63%, 06/01/28(c)	USD250	239,931
Allison Transmission Inc.
3.75%, 01/30/31(c)	USD95	85,368
4.75%, 10/01/27(c)	USD55	53,929
5.88%, 06/01/29(c)	USD65	64,898
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)	USD60	57,021
6.70%, 02/14/33(d)	USD75	74,513
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD120	122,122
Alumina Pty. Ltd.
6.13%, 03/15/30(c)	USD75	73,996
6.38%, 09/15/32(c)	USD50	48,684
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(c)	USD105	72,427
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(c)(d)(h)	USD100	98,304
AMC Networks Inc.
4.25%, 02/15/29(d)	USD120	87,886
10.25%, 01/15/29(c)(d)	USD125	128,819
Amentum Holdings Inc., 7.25%, 08/01/32(c)(d)	USD125	127,187
American Airlines Inc.
7.25%, 02/15/28(c)(d)	USD90	88,875
8.50%, 05/15/29(c)(d)	USD140	142,154
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(c)(d)	USD375	362,824
American Axle & Manufacturing Inc.
5.00%, 10/01/29	USD60	52,650
6.50%, 04/01/27(d)	USD70	68,017
6.88%, 07/01/28(d)	USD50	48,125
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(c)	USD35	32,254
4.00%, 01/15/28(c)	USD90	86,737
Security	Par (000)	Value
United States (continued)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	USD60	$57,257
5.88%, 08/20/26	USD70	69,125
9.38%, 06/01/28(c)	USD65	64,594
AmWINS Group Inc.
4.88%, 06/30/29(c)	USD100	94,828
6.38%, 02/15/29(c)	USD70	70,623
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(c)	USD80	77,911
5.75%, 03/01/27(c)	USD80	79,680
5.75%, 01/15/28(c)	USD80	79,514
6.63%, 02/01/32(c)	USD65	65,684
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(c)(d)	USD190	167,929
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(c)	USD5	3,663
5.75%, 01/15/29(c)(d)	USD26	20,345
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)	USD85	79,490
Aramark Services Inc., 5.00%, 02/01/28(c)	USD135	132,675
Arches Buyer Inc.
4.25%, 06/01/28(c)	USD115	108,233
6.13%, 12/01/28(c)	USD75	67,242
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(c)	USD75	74,759
6.63%, 09/01/32(c)	USD75	74,460
6.88%, 04/01/27(c)	USD22	21,956
Arcosa Inc.
4.38%, 04/15/29(c)	USD50	47,081
6.88%, 08/15/32(c)	USD50	50,938
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.00%, 09/01/28(a)	EUR100	103,828
3.25%, 09/01/28(c)	USD75	68,603
4.00%, 09/01/29(c)	USD100	86,970
6.00%, 06/15/27(c)	USD75	74,719
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
2.13%, 08/15/26(a)	EUR100	100,316
4.13%, 08/15/26(c)	USD110	97,075
4.75%, 07/15/27(a)	GBP100	63,688
5.25%, 08/15/27(c)	USD100	45,894
Aretec Group Inc.
7.50%, 04/01/29(c)(d)	USD50	48,826
10.00%, 08/15/30(c)	USD70	75,357
Arsenal AIC Parent LLC
8.00%, 10/01/30(c)	USD75	77,522
11.50%, 10/01/31(c)	USD60	65,885
Asbury Automotive Group Inc.
4.50%, 03/01/28	USD51	49,299
4.63%, 11/15/29(c)(d)	USD95	89,328
4.75%, 03/01/30	USD60	56,100
5.00%, 02/15/32(c)	USD70	63,809
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(c)	USD75	72,690
6.63%, 10/15/32(c)	USD70	68,833
8.25%, 12/31/28(c)	USD25	25,315

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Ashland Services BV, 2.00%, 01/30/28(a)	EUR100	$107,325
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(c)	USD30	27,458
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(c)(h)	USD57	22,800
10.43%, 09/30/29, (10.43% Cash and 11.18% PIK)(c)(h)	USD139	124,763
AssuredPartners Inc.
5.63%, 01/15/29(c)	USD50	49,859
7.50%, 02/15/32(c)	USD100	106,354
AthenaHealth Group Inc., 6.50%, 02/15/30(c)	USD290	276,892
ATI Inc., 7.25%, 08/15/30	USD60	62,179
Avantor Funding Inc.
3.88%, 11/01/29(c)	USD95	87,753
4.63%, 07/15/28(c)	USD180	173,004
Avient Corp.
6.25%, 11/01/31(c)	USD85	83,964
7.13%, 08/01/30(c)	USD75	76,309
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(c)(d)	USD50	46,500
5.38%, 03/01/29(c)	USD95	87,114
5.75%, 07/15/27(c)	USD40	39,011
8.00%, 02/15/31(c)	USD50	49,523
8.25%, 01/15/30(c)(d)	USD80	79,816
Avis Budget Finance PLC, 7.00%, 02/28/29(a)	EUR100	111,611
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(c)	USD75	77,719
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD75	69,395
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(c)	USD50	49,260
Axon Enterprise Inc.
6.13%, 03/15/30(c)	USD120	122,550
6.25%, 03/15/33(c)	USD95	96,900
B&G Foods Inc.
5.25%, 09/15/27(d)	USD80	75,019
8.00%, 09/15/28(c)	USD95	94,525
Ball Corp.
1.50%, 03/15/27	EUR100	109,778
2.88%, 08/15/30	USD175	155,106
3.13%, 09/15/31(d)	USD90	78,687
6.00%, 06/15/29	USD160	163,160
6.88%, 03/15/28	USD90	92,199
Bath & Body Works Inc.
5.25%, 02/01/28	USD65	64,521
6.63%, 10/01/30(c)(d)	USD80	81,351
7.50%, 06/15/29(d)	USD65	66,509
Bausch & Lomb Corp., 8.38%, 10/01/28(c)(d)	USD165	171,402
Bausch Health Companies Inc.
4.88%, 06/01/28(c)	USD225	182,312
5.25%, 01/30/30(c)	USD75	43,641
5.25%, 02/15/31(c)	USD50	27,102
6.25%, 02/15/29(c)	USD125	81,875
11.00%, 09/30/28(c)	USD264	248,266
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(c)(h)	USD50	48,351
Beacon Roofing Supply Inc., 6.75%, 04/30/32(c)	USD280	280,700
Belden Inc., 3.38%, 07/15/31(a)	EUR100	107,688
Berry Global Inc., 5.63%, 07/15/27(c)	USD55	54,969
Security	Par (000)	Value
United States (continued)
Block Inc.
2.75%, 06/01/26	USD125	$121,779
3.50%, 06/01/31	USD105	93,187
6.50%, 05/15/32(c)	USD285	290,190
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(c)	USD45	45,651
7.25%, 07/15/32(c)	USD75	76,649
Boost Newco Borrower LLC, 7.50%, 01/15/31(c)	USD250	263,589
Boyd Gaming Corp.
4.75%, 12/01/27	USD120	117,619
4.75%, 06/15/31(c)	USD100	93,085
Brand Industrial Services Inc., 10.38%, 08/01/30(c)	USD155	147,250
Brandywine Operating Partnership LP
3.95%, 11/15/27	USD50	47,119
8.88%, 04/12/29	USD65	68,153
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(b)(c)	USD90	84,251
9.75%, 03/15/29(c)	USD100	105,062
Brightline East LLC, 11.00%, 01/31/30(c)	USD175	143,156
Brink's Co. (The)
4.63%, 10/15/27(c)	USD60	58,892
6.50%, 06/15/29(c)	USD60	61,135
6.75%, 06/15/32(c)(d)	USD45	46,069
Brookfield Property Finance ULC
4.00%, 09/30/26	CAD125	88,926
7.13%, 02/13/28	CAD100	74,543
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(c)	USD95	91,978
5.75%, 05/15/26(c)	USD66	65,368
Buckeye Partners LP
3.95%, 12/01/26	USD75	73,112
4.13%, 12/01/27	USD35	33,625
4.50%, 03/01/28(c)	USD75	72,094
6.75%, 02/01/30(c)	USD65	66,081
6.88%, 07/01/29(c)	USD60	60,844
Builders FirstSource Inc.
4.25%, 02/01/32(c)(d)	USD175	158,202
5.00%, 03/01/30(c)	USD80	76,700
6.38%, 06/15/32(c)	USD90	90,583
6.38%, 03/01/34(c)(d)	USD110	109,037
Burford Capital Global Finance LLC
6.25%, 04/15/28(c)	USD50	49,504
9.25%, 07/01/31(c)	USD75	78,956
Caesars Entertainment Inc.
4.63%, 10/15/29(c)(d)	USD140	129,325
6.00%, 10/15/32(c)(d)	USD125	117,556
6.50%, 02/15/32(c)	USD205	206,025
7.00%, 02/15/30(c)	USD230	235,531
8.13%, 07/01/27(c)(d)	USD63	63,151
Calpine Corp.
3.75%, 03/01/31(c)	USD110	101,484
4.50%, 02/15/28(c)	USD180	175,837
4.63%, 02/01/29(c)	USD90	86,994
5.00%, 02/01/31(c)	USD110	105,930
5.13%, 03/15/28(c)	USD150	148,154
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(c)(d)	USD110	95,392
Carnival PLC, 1.00%, 10/28/29	EUR100	98,771
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(c)(h)	USD126	$129,641
13.00%, 06/01/30, (13.00% PIK)(c)(h)	USD185	195,940
14.00%, 06/01/31, (14.00% PIK)(c)(h)	USD225	246,287
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(c)	USD400	360,960
4.25%, 01/15/34(c)(d)	USD260	219,017
4.50%, 08/15/30(c)	USD360	333,905
4.50%, 05/01/32	USD335	297,731
4.50%, 06/01/33(c)(d)	USD215	187,088
4.75%, 03/01/30(c)	USD360	340,121
4.75%, 02/01/32(c)(d)	USD145	131,044
5.00%, 02/01/28(c)	USD290	282,750
5.13%, 05/01/27(c)	USD405	399,211
5.38%, 06/01/29(c)	USD175	171,244
5.50%, 05/01/26(c)	USD70	69,913
6.38%, 09/01/29(c)(d)	USD160	161,360
7.38%, 03/01/31(c)	USD180	185,060
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	USD60	57,146
5.38%, 04/15/27	USD70	69,476
Celanese U.S. Holdings LLC
0.63%, 09/10/28	EUR100	98,059
5.00%, 04/15/31	EUR100	109,628
5.59%, 01/19/29	EUR100	115,786
6.42%, 07/15/27	USD202	203,525
6.50%, 04/15/30	USD70	68,348
6.58%, 07/15/29	USD100	100,852
6.60%, 11/15/28	USD100	101,002
6.63%, 07/15/32(d)	USD100	98,272
6.75%, 04/15/33(d)	USD130	121,786
6.80%, 11/15/30	USD125	124,947
6.95%, 11/15/33(d)	USD175	175,303
Central Garden & Pet Co.
4.13%, 10/15/30(d)	USD75	68,433
4.13%, 04/30/31(c)	USD40	36,009
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(c)	USD100	85,904
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(c)(d)	USD90	79,481
Century Communities Inc.
3.88%, 08/15/29(c)	USD50	44,637
6.75%, 06/01/27	USD50	49,852
Charles River Laboratories International Inc.
3.75%, 03/15/29(c)(d)	USD35	32,025
4.00%, 03/15/31(c)	USD65	57,146
4.25%, 05/01/28(c)	USD75	71,323
Chart Industries Inc.
7.50%, 01/01/30(c)	USD164	170,150
9.50%, 01/01/31(c)	USD75	79,922
Chemours Co. (The)
4.63%, 11/15/29(c)	USD80	66,923
5.38%, 05/15/27	USD50	48,551
5.75%, 11/15/28(c)	USD105	95,081
8.00%, 01/15/33(c)(d)	USD20	18,023
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(c)(h)	USD78	82,835
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(c)	USD50	52,277
Security	Par (000)	Value
United States (continued)
CHS/Community Health Systems Inc.
4.75%, 02/15/31(c)(d)	USD120	$98,700
5.25%, 05/15/30(c)	USD190	161,615
5.63%, 03/15/27(c)	USD205	199,875
6.00%, 01/15/29(c)(d)	USD90	83,908
6.13%, 04/01/30(c)(d)	USD150	102,031
6.88%, 04/01/28(c)	USD85	65,663
6.88%, 04/15/29(c)(d)	USD140	101,719
8.00%, 12/15/27(c)	USD109	109,054
10.88%, 01/15/32(c)(d)	USD285	294,470
Churchill Downs Inc.
4.75%, 01/15/28(c)	USD75	72,656
5.50%, 04/01/27(c)	USD75	74,339
5.75%, 04/01/30(c)(d)	USD170	166,353
6.75%, 05/01/31(c)(d)	USD80	80,845
Cinemark USA Inc.
5.25%, 07/15/28(c)(d)	USD110	107,814
7.00%, 08/01/32(c)(d)	USD40	40,883
CITGO Petroleum Corp.
6.38%, 06/15/26(c)	USD65	64,675
8.38%, 01/15/29(c)	USD110	109,897
Civitas Resources Inc.
5.00%, 10/15/26(c)	USD35	33,934
8.38%, 07/01/28(c)	USD205	201,412
8.63%, 11/01/30(c)(d)	USD125	120,275
8.75%, 07/01/31(c)(d)	USD155	147,250
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(a)	EUR100	112,825
6.25%, 05/15/26(c)	USD49	48,964
6.75%, 05/15/28(c)(d)	USD125	126,684
6.75%, 02/15/30(c)(d)	USD70	71,125
8.50%, 05/15/27(c)(d)	USD195	195,731
Clarivate Science Holdings Corp.
3.88%, 07/01/28(c)	USD110	103,794
4.88%, 07/01/29(c)	USD160	145,250
Clean Harbors Inc.
4.88%, 07/15/27(c)(d)	USD100	97,750
6.38%, 02/01/31(c)	USD40	40,632
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(c)(d)	USD155	150,108
7.50%, 06/01/29(c)(d)	USD125	102,344
7.75%, 04/15/28(c)(d)	USD135	112,050
7.88%, 04/01/30(c)(d)	USD115	115,144
9.00%, 09/15/28(c)	USD75	77,453
Clearway Energy Operating LLC
3.75%, 02/15/31(c)	USD95	84,671
4.75%, 03/15/28(c)	USD110	107,421
Cleveland-Cliffs Inc.
5.88%, 06/01/27(d)	USD45	44,405
6.75%, 04/15/30(c)(d)	USD75	72,174
6.88%, 11/01/29(c)(d)	USD160	154,825
7.00%, 03/15/32(c)(d)	USD170	159,963
7.38%, 05/01/33(c)(d)	USD95	89,445
7.50%, 09/15/31(c)(d)	USD105	101,694
Cloud Software Group Inc.
6.50%, 03/31/29(c)	USD505	505,000
8.25%, 06/30/32(c)(d)	USD245	255,259
9.00%, 09/30/29(c)(d)	USD445	448,866
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(c)	USD65	65,528
6.75%, 04/15/32(c)	USD175	179,046

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.88%, 01/15/30(c)	USD60	$61,095
8.75%, 04/15/30(c)(d)	USD105	108,179
CMG Media Corp., 8.88%, 06/18/29(c)(d)	USD90	78,750
CNX Resources Corp.
6.00%, 01/15/29(c)	USD65	63,053
7.25%, 03/01/32(c)	USD50	49,963
7.38%, 01/15/31(c)	USD70	70,110
Cogent Communications Group LLC
3.50%, 05/01/26(c)	USD50	48,899
7.00%, 06/15/27(c)	USD50	50,000
Coinbase Global Inc.
3.38%, 10/01/28(c)	USD105	96,584
3.63%, 10/01/31(c)(d)	USD95	82,456
CommScope LLC
4.75%, 09/01/29(c)	USD87	76,845
7.13%, 07/01/28(c)	USD135	114,579
8.25%, 03/01/27(c)(d)	USD125	113,921
9.50%, 12/15/31(c)	USD50	51,125
CommScope Technologies LLC, 5.00%, 03/15/27(c)	USD90	78,300
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)	USD100	94,320
Comstock Resources Inc.
5.88%, 01/15/30(c)	USD110	99,550
6.75%, 03/01/29(c)	USD240	226,734
Consolidated Communications Inc.
5.00%, 10/01/28(c)	USD35	33,212
6.50%, 10/01/28(c)	USD85	83,300
Constellium SE
3.13%, 07/15/29(a)	EUR100	106,403
3.75%, 04/15/29(c)	USD50	45,937
Cooper-Standard Automotive Inc., 13.50%, 03/31/27, (13.50% Cash)(c)(h)	USD25	26,095
Cornerstone Building Brands Inc., 9.50%, 08/15/29(c)	USD45	39,150
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(c)	USD150	144,187
7.50%, 12/15/33(c)	USD50	52,622
Credit Acceptance Corp.
6.63%, 03/15/30(c)	USD70	68,772
9.25%, 12/15/28(c)	USD60	63,525
Crescent Energy Finance LLC
7.38%, 01/15/33(c)	USD115	100,769
7.63%, 04/01/32(c)(d)	USD130	118,137
9.25%, 02/15/28(c)	USD150	151,590
Crown Americas LLC, 5.25%, 04/01/30	USD70	69,647
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	USD35	34,463
Crown European Holdings SACA
4.50%, 01/15/30(a)	EUR100	115,974
4.75%, 03/15/29(a)	EUR100	117,118
CSC Holdings LLC
3.38%, 02/15/31(c)	USD150	100,125
4.13%, 12/01/30(c)	USD125	85,625
4.50%, 11/15/31(c)	USD200	136,000
4.63%, 12/01/30(c)	USD275	127,187
5.00%, 11/15/31(c)	USD60	26,750
5.38%, 02/01/28(c)	USD125	109,219
5.50%, 04/15/27(c)	USD150	139,219
5.75%, 01/15/30(c)	USD300	150,375
6.50%, 02/01/29(c)	USD200	163,500
Security	Par (000)	Value
United States (continued)
7.50%, 04/01/28(c)	USD125	$91,562
11.25%, 05/15/28(c)	USD125	121,810
11.75%, 01/31/29(c)	USD250	235,937
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(c)(d)	USD75	75,188
8.88%, 09/01/31(c)(d)	USD40	42,800
CVR Energy Inc.
5.75%, 02/15/28(c)	USD45	40,866
8.50%, 01/15/29(c)	USD75	68,875
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)	USD100	99,550
7.00%, 03/10/55, (5-year CMT + 2.886%)(b)	USD275	277,819
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR100	121,596
Dana Inc.
4.25%, 09/01/30	USD50	45,973
5.38%, 11/15/27	USD40	39,750
5.63%, 06/15/28(d)	USD55	54,361
Darling Global Finance BV, 3.63%, 05/15/26(a)	EUR100	112,805
Darling Ingredients Inc.
5.25%, 04/15/27(c)	USD50	49,384
6.00%, 06/15/30(c)(d)	USD130	129,472
DaVita Inc.
3.75%, 02/15/31(c)	USD175	153,769
4.63%, 06/01/30(c)	USD365	339,197
6.88%, 09/01/32(c)	USD110	110,962
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(c)	USD50	49,375
8.63%, 03/15/29(c)	USD125	128,679
Directv Financing LLC, 8.88%, 02/01/30(c)(d)	USD95	90,630
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(c)	USD450	435,121
10.00%, 02/15/31(c)	USD260	247,650
DISH DBS Corp.
5.25%, 12/01/26(c)	USD360	327,600
5.75%, 12/01/28(c)	USD350	294,000
7.38%, 07/01/28(d)	USD130	87,230
7.75%, 07/01/26	USD225	195,197
5.13%, 06/01/29(d)	USD175	109,484
DISH Network Corp., 11.75%, 11/15/27(c)	USD413	434,285
Diversified Healthcare Trust
4.38%, 03/01/31(d)	USD65	50,243
4.75%, 02/15/28	USD60	53,651
DPL Inc., 4.35%, 04/15/29	USD40	37,950
DT Midstream Inc.
4.13%, 06/15/29(c)	USD135	126,619
4.38%, 06/15/31(c)	USD115	105,800
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(h)	USD275	256,523
Series ., 10.75%, Series ., 11/30/29	USD701	741,367
Edgewell Personal Care Co.
4.13%, 04/01/29(c)	USD75	69,985
5.50%, 06/01/28(c)	USD80	78,337
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)	USD60	56,304
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	USD50	47,750
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.38%, 12/15/30(a)	EUR100	116,971
6.63%, 12/15/30(c)	USD335	339,985
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.75%, 07/15/31(c)	USD75	$76,313
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(c)	USD75	75,094
8.75%, 05/01/31(c)	USD45	45,675
Encompass Health Corp.
4.50%, 02/01/28	USD90	88,452
4.63%, 04/01/31(d)	USD65	61,876
4.75%, 02/01/30(d)	USD80	77,655
Encore Capital Group Inc.
8.50%, 05/15/30(c)	USD50	51,866
9.25%, 04/01/29(c)	USD70	73,891
Endo Finance Holdings Inc., 8.50%, 04/15/31(c)(d)	USD130	135,094
Energizer Gamma Acquisition BV, 3.50%, 06/30/29(a)	EUR100	105,076
Energizer Holdings Inc.
4.38%, 03/31/29(c)	USD90	83,825
4.75%, 06/15/28(c)	USD85	81,838
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	USD50	49,466
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)	USD90	93,150
Entegris Inc.
3.63%, 05/01/29(c)	USD35	32,221
4.38%, 04/15/28(c)	USD50	48,159
4.75%, 04/15/29(c)	USD200	194,187
5.95%, 06/15/30(c)(d)	USD100	99,503
EQT Corp.
4.50%, 01/15/29(c)(d)	USD74	71,727
4.75%, 01/15/31(c)(d)	USD110	106,200
6.38%, 04/01/29(c)	USD75	76,672
7.50%, 06/01/27(c)	USD40	40,604
7.50%, 06/01/30(c)(d)	USD50	53,760
EquipmentShare.com Inc.
8.00%, 03/15/33(c)	USD70	68,961
8.63%, 05/15/32(c)(d)	USD70	71,349
9.00%, 05/15/28(c)(d)	USD120	122,100
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)	USD50	50,194
Fair Isaac Corp.
4.00%, 06/15/28(c)	USD100	95,669
5.25%, 05/15/26(c)	USD35	34,951
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(c)	USD65	63,213
5.88%, 04/01/29(c)	USD95	82,503
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(c)	USD125	116,211
6.75%, 01/15/30(c)(d)	USD155	135,199
FirstCash Inc.
4.63%, 09/01/28(c)	USD75	72,339
5.63%, 01/01/30(c)	USD45	44,215
6.88%, 03/01/32(c)	USD65	66,447
Focus Financial Partners LLC, 6.75%, 09/15/31(c)	USD120	120,450
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(c)	USD60	57,435
7.00%, 05/01/31(c)(d)	USD83	84,574
7.00%, 06/15/32(c)	USD90	91,181
7.88%, 12/01/30(c)	USD75	78,242
5.50%, 05/01/28(c)	USD125	122,812
Freedom Mortgage Corp.
6.63%, 01/15/27(c)	USD110	109,037
Security	Par (000)	Value
United States (continued)
7.63%, 05/01/26(c)	USD45	$44,986
12.00%, 10/01/28(c)	USD100	107,029
12.25%, 10/01/30(c)	USD50	54,927
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(c)(d)	USD85	82,981
9.13%, 05/15/31(c)	USD95	95,737
9.25%, 02/01/29(c)	USD130	132,443
Frontier Communications Holdings LLC
5.00%, 05/01/28(c)	USD240	237,490
5.88%, 10/15/27(c)	USD135	134,872
5.88%, 11/01/29	USD75	74,824
6.00%, 01/15/30(c)	USD120	120,336
6.75%, 05/01/29(c)	USD120	120,473
8.63%, 03/15/31(c)	USD100	105,944
8.75%, 05/15/30(c)	USD175	183,145
FXI Holdings Inc.
12.25%, 11/15/26(c)	USD109	96,317
12.25%, 11/15/26(c)	USD74	65,620
Gap Inc. (The)
3.63%, 10/01/29(c)	USD80	72,312
3.88%, 10/01/31(c)(d)	USD94	81,141
Gen Digital Inc.
6.25%, 04/01/33(c)	USD105	104,721
6.75%, 09/30/27(c)	USD115	116,869
7.13%, 09/30/30(c)(d)	USD65	66,859
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	USD65	64,706
7.88%, 05/15/32	USD110	107,040
8.00%, 05/15/33(d)	USD65	63,047
8.25%, 01/15/29	USD70	71,042
8.88%, 04/15/30	USD55	56,238
GEO Group Inc. (The)
8.63%, 04/15/29	USD85	89,244
10.25%, 04/15/31	USD60	65,562
Glatfelter Corp., 4.75%, 11/15/29(c)(d)	USD50	43,435
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(c)	USD95	90,488
7.95%, 10/15/54, (5-year CMT + 3.608%)(b)(c)	USD100	101,773
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27(d)	USD50	49,619
8.25%, 01/15/32(c)	USD55	55,884
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(c)	USD95	88,455
5.25%, 12/01/27(c)	USD60	59,357
Goodyear Europe BV, 2.75%, 08/15/28(a)	EUR100	106,848
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	USD110	108,169
5.00%, 05/31/26	USD65	64,594
5.00%, 07/15/29(d)	USD95	89,831
5.25%, 04/30/31(d)	USD70	65,258
5.25%, 07/15/31(d)	USD90	83,768
5.63%, 04/30/33(d)	USD65	59,892
Graphic Packaging International LLC
3.50%, 03/15/28(c)	USD35	32,944
3.75%, 02/01/30(c)	USD55	50,325
6.38%, 07/15/32(c)(d)	USD70	70,438
Gray Television Inc.
4.75%, 10/15/30(c)(d)	USD110	66,000
5.38%, 11/15/31(c)	USD145	86,094
7.00%, 05/15/27(c)	USD50	48,650
10.50%, 07/15/29(c)(d)	USD170	174,512

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Group 1 Automotive Inc.
4.00%, 08/15/28(c)	USD75	$71,250
6.38%, 01/15/30(c)	USD50	50,478
H&E Equipment Services Inc., 3.88%, 12/15/28(c)	USD200	199,312
Hanesbrands Inc., 9.00%, 02/15/31(c)(d)	USD60	62,175
Harvest Midstream I LP
7.50%, 09/01/28(c)	USD75	75,773
7.50%, 05/15/32(c)	USD70	71,228
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
7.88%, 05/01/29(a)	EUR100	112,651
8.75%, 05/01/29(c)	USD50	48,619
Herc Holdings Inc.
5.50%, 07/15/27(c)	USD135	133,181
6.63%, 06/15/29(c)(d)	USD115	113,626
Hertz Corp. (The)
4.63%, 12/01/26(c)	USD70	58,538
5.00%, 12/01/29(c)(d)	USD125	77,285
12.63%, 07/15/29(c)(d)	USD150	145,875
Hess Midstream Operations LP
4.25%, 02/15/30(c)	USD95	89,029
5.13%, 06/15/28(c)	USD70	68,558
5.50%, 10/15/30(c)(d)	USD40	39,068
5.88%, 03/01/28(c)	USD125	125,192
6.50%, 06/01/29(c)(d)	USD65	66,012
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(c)	USD55	51,030
6.00%, 04/15/30(c)	USD70	63,700
6.00%, 02/01/31(c)	USD80	71,400
6.25%, 11/01/28(c)	USD85	82,078
6.25%, 04/15/32(c)	USD60	51,769
6.88%, 05/15/34(c)	USD90	76,556
7.25%, 02/15/35(c)	USD115	99,727
8.38%, 11/01/33(c)	USD55	52,211
Hillenbrand Inc., 6.25%, 02/15/29(d)	USD55	54,714
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(c)	USD170	150,664
3.75%, 05/01/29(c)	USD100	93,858
4.00%, 05/01/31(c)	USD175	160,428
4.88%, 01/15/30	USD130	127,010
5.75%, 05/01/28(c)	USD45	44,974
5.88%, 04/01/29(c)	USD65	65,650
5.88%, 03/15/33(c)	USD110	109,887
6.13%, 04/01/32(c)	USD60	60,940
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(c)(d)	USD50	43,500
5.00%, 06/01/29(c)	USD110	101,567
6.63%, 01/15/32(c)	USD100	97,872
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(d)	USD60	59,620
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(c)(d)	USD75	57,750
12.25%, 04/15/29(c)	USD100	106,355
Hologic Inc.
3.25%, 02/15/29(c)	USD100	92,903
4.63%, 02/01/28(c)	USD50	49,078
Howard Hughes Corp. (The)
4.13%, 02/01/29(c)	USD90	82,163
Security	Par (000)	Value
United States (continued)
4.38%, 02/01/31(c)	USD65	$57,641
5.38%, 08/01/28(c)	USD75	72,375
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(c)(d)	USD80	81,288
8.88%, 07/15/28(c)	USD50	51,956
HUB International Ltd.
5.63%, 12/01/29(c)(d)	USD65	63,395
7.25%, 06/15/30(c)	USD430	445,131
7.38%, 01/31/32(c)	USD230	236,134
Hudson Pacific Properties LP
3.25%, 01/15/30(d)	USD60	39,724
3.95%, 11/01/27	USD50	43,444
4.65%, 04/01/29(d)	USD50	35,803
Hughes Satellite Systems Corp.
5.25%, 08/01/26(d)	USD75	69,885
6.63%, 08/01/26(d)	USD110	89,322
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	USD85	70,763
5.25%, 05/15/27	USD192	182,744
6.25%, 05/15/26	USD88	87,714
9.00%, 06/15/30(d)	USD90	84,642
9.75%, 01/15/29	USD100	98,700
10.00%, 11/15/29(c)(d)	USD55	53,763
IGT Lottery Holdings BV, 4.25%, 03/15/30(a)	EUR100	115,161
iHeartCommunications Inc.
7.75%, 08/15/30(c)	USD77	55,350
9.13%, 05/01/29(c)(d)	USD71	54,840
10.88%, 05/01/30(c)	USD96	40,320
Imola Merger Corp., 4.75%, 05/15/29(c)	USD225	214,740
Incora Top Holdco LLC, 6.00%, 01/31/33(k)	USD27	5,691
International Game Technology PLC
2.38%, 04/15/28(a)	EUR100	111,092
4.13%, 04/15/26(c)	USD75	74,027
5.25%, 01/15/29(c)	USD75	73,328
6.25%, 01/15/27(c)	USD85	85,141
IQVIA Inc.
2.25%, 03/15/29(a)	EUR100	106,666
2.88%, 06/15/28(a)	EUR200	220,038
5.00%, 10/15/26(c)	USD125	123,881
5.00%, 05/15/27(c)	USD120	118,986
6.50%, 05/15/30(c)	USD75	76,008
Iron Mountain Inc.
4.50%, 02/15/31(c)	USD155	143,297
4.88%, 09/15/27(c)	USD120	118,232
4.88%, 09/15/29(c)(d)	USD145	139,674
5.00%, 07/15/28(c)	USD50	48,839
5.25%, 03/15/28(c)	USD100	98,434
5.25%, 07/15/30(c)	USD145	140,438
5.63%, 07/15/32(c)(d)	USD60	58,125
6.25%, 01/15/33(c)	USD155	154,722
7.00%, 02/15/29(c)	USD100	102,731
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(c)	USD105	98,175
ITT Holdings LLC, 6.50%, 08/01/29(c)	USD140	127,575
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(c)	USD50	47,560
6.13%, 11/01/32(c)	USD215	211,350
6.75%, 05/01/33(c)	USD170	170,811
7.13%, 04/30/31(c)	USD185	190,807
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD180	170,695
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(c)	USD150	$139,091
6.63%, 10/15/31(c)	USD75	73,429
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(c)	USD35	35,088
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)(d)	USD240	221,220
Kaiser Aluminum Corp.
4.50%, 06/01/31(c)(d)	USD60	53,886
4.63%, 03/01/28(c)	USD50	47,975
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(c)(d)	USD120	122,850
Kennedy-Wilson Inc.
4.75%, 03/01/29	USD55	49,242
4.75%, 02/01/30(d)	USD75	65,564
5.00%, 03/01/31	USD96	81,873
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(c)	USD100	99,577
Kinetik Holdings LP
5.88%, 06/15/30(c)(d)	USD120	117,000
6.63%, 12/15/28(c)(d)	USD115	115,833
LABL Inc.
5.88%, 11/01/28(c)	USD75	62,040
8.25%, 11/01/29(c)(d)	USD105	71,006
8.63%, 10/01/31(c)(d)	USD100	81,750
10.50%, 07/15/27(c)(d)	USD70	62,923
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(c)	USD70	68,176
4.75%, 06/15/29(c)	USD78	74,710
7.00%, 07/15/31(c)	USD65	66,981
Lamar Media Corp.
3.63%, 01/15/31	USD55	49,769
3.75%, 02/15/28	USD75	71,513
4.00%, 02/15/30(d)	USD60	55,961
4.88%, 01/15/29	USD55	53,444
Lamb Weston Holdings Inc.
4.13%, 01/31/30(c)	USD115	107,718
4.38%, 01/31/32(c)	USD70	63,981
4.88%, 05/15/28(c)	USD65	64,025
LBM Acquisition LLC, 6.25%, 01/15/29(c)(d)	USD105	91,870
LCM Investments Holdings II LLC
4.88%, 05/01/29(c)	USD100	94,552
8.25%, 08/01/31(c)(d)	USD105	109,315
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(c)	USD75	55,219
6.75%, 10/15/27(c)	USD190	154,617
Level 3 Financing Inc.
3.88%, 10/15/30(c)(d)	USD60	47,322
4.00%, 04/15/31(c)(d)	USD90	69,732
4.50%, 04/01/30(c)	USD75	62,455
4.88%, 06/15/29(c)(d)	USD95	82,913
10.50%, 04/15/29(c)	USD75	83,115
10.50%, 05/15/30(c)	USD120	129,889
10.75%, 12/15/30(c)	USD100	110,875
11.00%, 11/15/29(c)	USD200	223,888
Levi Strauss & Co., 3.38%, 03/15/27	EUR100	112,189
LGI Homes Inc.
7.00%, 11/15/32(c)	USD60	55,350
8.75%, 12/15/28(c)	USD50	50,403
Security	Par (000)	Value
United States (continued)
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(c)	USD50	$47,299
LifePoint Health Inc.
5.38%, 01/15/29(c)(d)	USD70	63,197
8.38%, 02/15/32(c)	USD85	86,620
9.88%, 08/15/30(c)(d)	USD90	95,625
10.00%, 06/01/32(c)(d)	USD110	106,012
11.00%, 10/15/30(c)	USD125	136,998
Light & Wonder International Inc.
7.00%, 05/15/28(c)	USD80	80,053
7.25%, 11/15/29(c)	USD50	50,862
7.50%, 09/01/31(c)(d)	USD75	76,969
Lightning Power LLC, 7.25%, 08/15/32(c)	USD185	191,475
Lithia Motors Inc.
3.88%, 06/01/29(c)(d)	USD80	74,358
4.38%, 01/15/31(c)	USD50	45,875
4.63%, 12/15/27(c)	USD50	48,672
Live Nation Entertainment Inc.
3.75%, 01/15/28(c)	USD70	67,108
4.75%, 10/15/27(c)(d)	USD120	117,454
6.50%, 05/15/27(c)	USD135	136,524
Lumen Technologies Inc.
4.13%, 04/15/30(c)(d)	USD50	46,750
10.00%, 10/15/32(c)	USD56	55,860
Macy's Retail Holdings LLC
5.88%, 04/01/29(c)	USD26	24,633
5.88%, 03/15/30(c)(d)	USD40	37,176
6.13%, 03/15/32(c)(d)	USD45	40,453
Madison IAQ LLC
4.13%, 06/30/28(c)	USD75	71,417
5.88%, 06/30/29(c)(d)	USD130	122,850
Magnera Corp., 7.25%, 11/15/31(c)	USD95	89,784
Matador Resources Co.
6.25%, 04/15/33(c)	USD100	94,516
6.50%, 04/15/32(c)	USD105	101,053
6.88%, 04/15/28(c)	USD45	44,744
Match Group Holdings II LLC
3.63%, 10/01/31(c)	USD60	51,391
4.13%, 08/01/30(c)	USD60	53,907
4.63%, 06/01/28(c)	USD60	57,540
5.00%, 12/15/27(c)	USD75	73,728
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(c)	USD300	300,804
9.25%, 04/15/27(c)(d)	USD210	192,937
McAfee Corp., 7.38%, 02/15/30(c)(d)	USD260	224,575
McGraw-Hill Education Inc.
5.75%, 08/01/28(c)	USD125	122,290
7.38%, 09/01/31(c)(d)	USD75	76,637
8.00%, 08/01/29(c)	USD80	79,104
Medline Borrower LP
3.88%, 04/01/29(c)	USD605	564,565
5.25%, 10/01/29(c)(d)	USD290	275,500
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(c)	USD160	161,200
Methanex U.S. Operations Inc., 6.25%, 03/15/32(c)(d)	USD100	94,706
MGM Resorts International
4.63%, 09/01/26	USD57	56,376
4.75%, 10/15/28(d)	USD90	86,472
5.50%, 04/15/27	USD66	65,678
6.13%, 09/15/29(d)	USD135	134,284

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
6.50%, 04/15/32(d)	USD90	$88,317
Michaels Companies Inc. (The)
5.25%, 05/01/28(c)	USD115	60,341
7.88%, 05/01/29(c)	USD165	57,808
Midcap Financial Issuer Trust
5.63%, 01/15/30(c)	USD50	44,025
6.50%, 05/01/28(c)	USD115	109,792
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(c)	USD75	74,823
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(c)(d)	USD75	67,594
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(c)	USD90	89,920
11.88%, 04/15/31(c)	USD50	49,391
Molina Healthcare Inc.
3.88%, 11/15/30(c)	USD75	67,576
3.88%, 05/15/32(c)(d)	USD85	74,829
4.38%, 06/15/28(c)	USD130	124,798
6.25%, 01/15/33(c)(d)	USD75	74,243
MPH Acquisition Holdings LLC
5.75%, 12/31/30(c)(d)	USD89	70,975
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(c)(d)(h)	USD89	59,941
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(c)(h)	USD94	87,897
MPT Operating Partnership LP/MPT Finance Corp.
3.38%, 04/24/30	GBP125	106,471
3.50%, 03/15/31	USD110	72,940
4.63%, 08/01/29(d)	USD150	114,285
5.00%, 10/15/27	USD160	142,568
7.00%, 02/15/32(a)	EUR125	143,649
8.50%, 02/15/32(c)	USD190	193,227
Murphy Oil USA Inc.
3.75%, 02/15/31(c)	USD80	72,013
4.75%, 09/15/29	USD25	24,099
Nabors Industries Inc.
7.38%, 05/15/27(c)	USD95	89,537
8.88%, 08/15/31(c)(d)	USD75	50,663
9.13%, 01/31/30(c)(d)	USD70	63,111
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(c)(d)	USD85	85,080
5.50%, 08/15/28(c)	USD100	99,145
5.75%, 11/15/31(c)	USD60	60,152
6.00%, 01/15/27(c)	USD65	65,016
6.50%, 08/01/29(c)	USD120	122,040
7.13%, 02/01/32(c)	USD120	124,565
Navient Corp.
4.88%, 03/15/28(d)	USD55	52,817
5.00%, 03/15/27	USD85	83,937
5.50%, 03/15/29(d)	USD90	85,297
6.75%, 06/15/26	USD50	50,297
9.38%, 07/25/30	USD45	47,802
11.50%, 03/15/31	USD100	111,171
NCL Corp. Ltd.
5.88%, 02/15/27(c)	USD120	119,406
6.75%, 02/01/32(c)(d)	USD215	209,625
7.75%, 02/15/29(c)	USD110	113,418
8.13%, 01/15/29(c)	USD100	104,585
NCL Finance Ltd., 6.13%, 03/15/28(d)	USD50	49,606
NCR Atleos Corp., 9.50%, 04/01/29(c)	USD150	160,879
Security	Par (000)	Value
United States (continued)
NCR Voyix Corp.
5.00%, 10/01/28(c)(d)	USD70	$67,865
5.13%, 04/15/29(c)	USD50	47,948
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(c)(d)	USD335	298,150
Newell Brands Inc.
5.20%, 04/01/26	USD101	99,737
6.38%, 09/15/27(d)	USD35	34,241
6.38%, 05/15/30(d)	USD75	68,090
6.63%, 09/15/29	USD75	70,356
6.63%, 05/15/32(d)	USD60	53,850
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(c)	USD65	37,975
11.75%, 10/15/28(c)	USD55	30,680
Nexstar Media Inc.
4.75%, 11/01/28(c)(d)	USD120	113,217
5.63%, 07/15/27(c)	USD200	198,304
NextEra Energy Operating Partners LP
3.88%, 10/15/26(c)(d)	USD50	48,126
4.50%, 09/15/27(c)(d)	USD85	80,277
7.25%, 01/15/29(c)(d)	USD100	98,635
NFE Financing LLC, 12.00%, 11/15/29(c)	USD375	258,784
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(c)	USD105	98,713
8.38%, 02/15/32(c)	USD165	149,676
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/28(c)	USD75	68,273
5.30%, 09/13/27(c)	USD50	49,006
7.05%, 09/15/28(c)	USD75	76,674
Noble Finance II LLC, 8.00%, 04/15/30(c)	USD170	161,879
Nordstrom Inc.
4.25%, 08/01/31	USD55	46,837
4.38%, 04/01/30(d)	USD55	48,767
Northern Oil & Gas Inc.
8.13%, 03/01/28(c)	USD75	73,725
8.75%, 06/15/31(c)	USD65	61,858
Novelis Corp.
3.25%, 11/15/26(c)	USD90	87,016
3.88%, 08/15/31(c)	USD95	81,771
4.75%, 01/30/30(c)	USD195	181,066
Novelis Inc., 6.88%, 01/30/30(c)(d)	USD95	96,354
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(a)	EUR100	107,092
NRG Energy Inc.
3.38%, 02/15/29(c)	USD60	55,479
3.63%, 02/15/31(c)	USD105	94,237
3.88%, 02/15/32(c)	USD61	54,443
5.25%, 06/15/29(c)	USD90	88,987
5.75%, 01/15/28	USD80	80,282
5.75%, 07/15/29(c)	USD120	119,441
6.00%, 02/01/33(c)(d)	USD110	108,762
6.25%, 11/01/34(c)(d)	USD145	144,517
NuStar Logistics LP
5.63%, 04/28/27	USD70	69,778
6.00%, 06/01/26	USD60	59,963
6.38%, 10/01/30(d)	USD60	60,911
Office Properties Income Trust
3.25%, 03/15/27(c)	USD49	38,935
9.00%, 09/30/29(c)	USD50	37,000
OI European Group BV
4.75%, 02/15/30(c)(d)	USD40	37,033
6.25%, 05/15/28(a)	EUR100	116,104
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Olin Corp.
5.00%, 02/01/30(d)	USD50	$46,839
5.63%, 08/01/29	USD85	82,450
6.63%, 04/01/33(c)	USD70	66,384
Olympus Water U.S. Holding Corp.
3.88%, 10/01/28(a)	EUR100	107,008
4.25%, 10/01/28(c)	USD100	92,362
6.25%, 10/01/29(c)	USD75	68,759
7.25%, 06/15/31(c)	USD75	75,000
9.63%, 11/15/28(a)	EUR100	117,865
9.75%, 11/15/28(c)	USD225	234,612
OneMain Finance Corp.
3.50%, 01/15/27	USD100	95,656
3.88%, 09/15/28	USD60	55,404
4.00%, 09/15/30	USD100	88,595
5.38%, 11/15/29	USD95	90,815
6.63%, 01/15/28	USD100	100,625
6.63%, 05/15/29	USD100	100,356
6.75%, 03/15/32	USD75	73,562
7.13%, 11/15/31(d)	USD85	85,339
7.50%, 05/15/31(d)	USD90	91,125
7.88%, 03/15/30	USD120	123,900
9.00%, 01/15/29(d)	USD85	88,709
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(c)	USD275	259,013
5.13%, 04/30/31(c)	USD225	188,693
2.88%, 04/30/28(a)	EUR150	161,225
6.75%, 05/15/34(c)	USD75	70,758
7.88%, 05/15/34(c)	USD70	64,400
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(c)	USD60	55,728
4.63%, 03/15/30(c)(d)	USD50	46,210
5.00%, 08/15/27(c)	USD80	78,371
7.38%, 02/15/31(c)	USD65	67,946
Owens & Minor Inc.
4.50%, 03/31/29(c)	USD60	48,748
6.63%, 04/01/30(c)(d)	USD75	63,948
10.00%, 04/15/30(c)(d)	USD115	118,432
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(c)	USD85	84,894
7.25%, 05/15/31(c)(d)	USD80	79,306
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)	USD370	379,444
Paramount Global
6.25%, 02/28/57(b)	USD80	74,138
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	USD130	125,131
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(c)	USD95	88,825
5.88%, 10/01/28(c)	USD75	73,263
7.00%, 02/01/30(c)(d)	USD75	74,975
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(d)	USD95	83,877
7.88%, 09/15/30(c)	USD100	82,073
9.88%, 03/15/30(c)	USD85	74,890
PennyMac Financial Services Inc.
4.25%, 02/15/29(c)	USD75	69,981
5.75%, 09/15/31(c)	USD45	42,880
6.88%, 02/15/33(c)	USD125	124,984
7.13%, 11/15/30(c)	USD85	86,336
Security	Par (000)	Value
United States (continued)
7.88%, 12/15/29(c)	USD90	$93,913
Performance Food Group Inc.
4.25%, 08/01/29(c)	USD145	137,250
5.50%, 10/15/27(c)	USD130	128,777
6.13%, 09/15/32(c)(d)	USD100	100,048
Permian Resources Operating LLC
5.88%, 07/01/29(c)	USD70	68,043
6.25%, 02/01/33(c)	USD120	116,750
7.00%, 01/15/32(c)	USD145	145,906
8.00%, 04/15/27(c)	USD50	50,602
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	USD85	80,845
6.13%, 09/30/32(d)	USD100	98,994
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(c)	USD150	142,693
7.75%, 02/15/29(c)	USD125	116,389
PG&E Corp.
5.00%, 07/01/28	USD110	107,189
5.25%, 07/01/30	USD165	158,981
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)	USD175	170,406
Pike Corp.
5.50%, 09/01/28(c)	USD75	73,497
8.63%, 01/31/31(c)	USD55	57,750
Pilgrim's Pride Corp.
3.50%, 03/01/32	USD135	120,004
4.25%, 04/15/31	USD115	109,126
6.25%, 07/01/33	USD100	104,079
6.88%, 05/15/34	USD100	108,335
Post Holdings Inc.
4.50%, 09/15/31(c)	USD125	113,771
4.63%, 04/15/30(c)	USD205	193,264
5.50%, 12/15/29(c)	USD155	151,902
6.25%, 02/15/32(c)	USD100	100,875
6.25%, 10/15/34(c)	USD65	64,551
6.38%, 03/01/33(c)	USD150	148,687
PRA Group Inc.
8.38%, 02/01/28(c)(d)	USD40	40,400
8.88%, 01/31/30(c)(d)	USD55	56,650
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(c)	USD90	52,650
5.88%, 09/01/31(c)	USD75	39,563
Prestige Brands Inc.
3.75%, 04/01/31(c)	USD60	53,963
5.13%, 01/15/28(c)	USD50	49,345
Prime Healthcare Services Inc., 9.38%, 09/01/29(c)(d)	USD195	186,208
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(c)(d)	USD130	124,003
5.75%, 04/15/26(c)	USD41	40,988
6.25%, 01/15/28(c)(d)	USD130	129,753
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(c)	USD100	94,853
6.25%, 04/01/29(c)	USD75	74,625
Quikrete Holdings Inc.
6.38%, 03/01/32(c)	USD495	498,221
6.75%, 03/01/33(c)	USD175	175,646
QVC Inc., 6.88%, 04/15/29(c)(d)	USD80	53,400

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(c)	USD90	$77,400
6.50%, 09/15/28(c)	USD90	58,409
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(c)(d)(h)	USD90	87,755
9.78%, 02/15/30, (6.78% PIK)(c)(d)(h)	USD69	63,636
Range Resources Corp.
4.75%, 02/15/30(c)(d)	USD60	56,475
8.25%, 01/15/29	USD55	56,312
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(c)(d)	USD170	166,387
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(c)	USD150	128,811
8.45%, 07/27/30(c)	USD50	48,500
Reworld Holding Corp.
4.88%, 12/01/29(c)	USD75	69,979
5.00%, 09/01/30	USD50	45,953
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(c)	USD70	67,032
4.75%, 10/15/27	USD90	88,299
6.50%, 04/01/32(c)	USD135	134,494
7.25%, 07/15/28(c)	USD40	41,182
RLJ Lodging Trust LP
3.75%, 07/01/26(c)	USD50	48,949
4.00%, 09/15/29(c)(d)	USD65	58,747
ROBLOX Corp., 3.88%, 05/01/30(c)	USD100	92,499
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(c)	USD170	163,830
3.63%, 03/01/29(c)	USD100	93,030
3.88%, 03/01/31(c)	USD155	140,275
4.00%, 10/15/33(c)(d)	USD90	77,861
Rocket Software Inc.
6.50%, 02/15/29(c)	USD80	75,600
9.00%, 11/28/28(c)	USD125	128,775
Rockies Express Pipeline LLC
4.95%, 07/15/29(c)	USD95	90,869
6.75%, 03/15/33(c)(d)	USD50	50,730
RR Donnelley & Sons Co.
9.50%, 08/01/29(c)	USD125	119,062
10.88%, 08/01/29(c)	USD100	94,375
Ryan Specialty LLC
4.38%, 02/01/30(c)	USD50	47,375
5.88%, 08/01/32(c)	USD185	182,747
Sabre GLBL Inc.
8.63%, 06/01/27(c)	USD100	95,750
10.75%, 11/15/29(c)	USD89	84,884
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	USD275	166,719
SBA Communications Corp.
3.13%, 02/01/29(d)	USD165	152,831
3.88%, 02/15/27	USD220	215,290
SCIH Salt Holdings Inc.
4.88%, 05/01/28(c)	USD125	119,531
6.63%, 05/01/29(c)	USD75	73,096
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR100	118,301
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31	USD70	61,261
4.38%, 02/01/32(d)	USD40	34,640
4.50%, 10/15/29	USD45	41,959
Security	Par (000)	Value
United States (continued)
Scripps Escrow II Inc., 3.88%, 01/15/29(c)(d)	USD45	$34,289
Scripps Escrow Inc., 5.88%, 07/15/27(c)(d)	USD110	86,841
Seagate HDD Cayman
4.09%, 06/01/29	USD70	66,441
4.88%, 06/01/27	USD60	59,375
8.25%, 12/15/29(d)	USD55	58,969
8.50%, 07/15/31	USD65	69,560
9.63%, 12/01/32	USD72	81,444
Sealed Air Corp.
4.00%, 12/01/27(c)	USD48	46,176
5.00%, 04/15/29(c)	USD60	58,321
6.50%, 07/15/32(c)(d)	USD50	50,813
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(c)	USD95	95,777
7.25%, 02/15/31(c)(d)	USD50	52,116
Sensata Technologies BV
4.00%, 04/15/29(c)	USD95	87,391
5.88%, 09/01/30(c)	USD75	73,203
Sensata Technologies Inc.
3.75%, 02/15/31(c)	USD105	91,481
4.38%, 02/15/30(c)	USD75	69,278
6.63%, 07/15/32(c)	USD50	49,531
Service Corp. International/U.S.
3.38%, 08/15/30	USD100	89,644
4.00%, 05/15/31	USD105	95,906
4.63%, 12/15/27	USD65	63,833
5.13%, 06/01/29	USD100	98,750
5.75%, 10/15/32	USD100	98,750
Service Properties Trust
3.95%, 01/15/28	USD40	35,288
4.38%, 02/15/30(d)	USD35	26,090
4.75%, 10/01/26	USD60	58,088
4.95%, 02/15/27	USD70	66,533
4.95%, 10/01/29(d)	USD60	47,079
5.50%, 12/15/27	USD65	62,118
8.38%, 06/15/29	USD70	67,916
8.63%, 11/15/31(c)(d)	USD120	127,354
8.88%, 06/15/32(d)	USD75	72,343
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(c)	USD50	49,330
6.75%, 08/15/32(c)(d)	USD120	121,708
Silgan Holdings Inc.
2.25%, 06/01/28	EUR100	109,093
4.13%, 02/01/28	USD60	57,600
Sinclair Television Group Inc.
4.38%, 12/31/32(c)(d)	USD67	40,828
5.50%, 03/01/30(c)	USD65	46,881
8.13%, 02/15/33(c)	USD130	128,537
9.75%, 02/15/33(c)	USD50	51,435
Sirius XM Radio Inc.
3.13%, 09/01/26(c)	USD165	160,629
3.88%, 09/01/31(c)(d)	USD165	141,653
4.00%, 07/15/28(c)	USD225	211,781
4.13%, 07/01/30(c)(d)	USD230	205,631
5.00%, 08/01/27(c)	USD165	162,693
5.50%, 07/01/29(c)	USD155	150,889
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(c)	USD65	64,332
7.25%, 05/15/31(c)(d)	USD105	106,444
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(c)(d)	USD90	$90,789
SLM Corp.
3.13%, 11/02/26	USD75	72,474
6.50%, 01/31/30(d)	USD50	51,515
SM Energy Co.
6.50%, 07/15/28	USD80	76,601
6.63%, 01/15/27	USD60	58,950
6.75%, 08/01/29(c)	USD80	74,784
7.00%, 08/01/32(c)	USD90	82,974
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(c)	USD130	126,692
8.88%, 11/15/31(c)	USD130	133,500
Snap Inc., 6.88%, 03/01/33(c)	USD180	179,775
Sonic Automotive Inc.
4.63%, 11/15/29(c)(d)	USD90	84,447
4.88%, 11/15/31(c)(d)	USD52	47,444
Sotheby's, 7.38%, 10/15/27(c)	USD75	70,411
Spirit AeroSystems Inc.
4.60%, 06/15/28	USD95	91,832
9.38%, 11/30/29(c)	USD140	148,925
9.75%, 11/15/30(c)(d)	USD140	155,128
SS&C Technologies Inc.
5.50%, 09/30/27(c)	USD220	218,654
6.50%, 06/01/32(c)(d)	USD95	96,294
Stagwell Global LLC, 5.63%, 08/15/29(c)	USD135	127,447
Standard Industries Inc./New York
2.25%, 11/21/26(a)	EUR100	110,244
3.38%, 01/15/31(c)	USD120	105,872
4.38%, 07/15/30(c)	USD235	218,844
4.75%, 01/15/28(c)	USD110	107,101
5.00%, 02/15/27(c)	USD105	103,931
6.50%, 08/15/32(c)	USD115	115,862
Staples Inc.
10.75%, 09/01/29(c)	USD300	261,750
12.75%, 01/15/30(c)	USD97	56,331
Star Parent Inc., 9.00%, 10/01/30(c)(d)	USD125	126,500
Starwood Property Trust Inc.
3.63%, 07/15/26(c)	USD60	58,492
4.38%, 01/15/27(c)	USD70	68,425
6.00%, 04/15/30(c)	USD50	49,375
6.50%, 07/01/30(c)	USD75	75,556
6.50%, 10/15/30(c)	USD55	55,481
7.25%, 04/01/29(c)	USD40	41,300
Station Casinos LLC
4.50%, 02/15/28(c)	USD70	67,489
4.63%, 12/01/31(c)	USD55	49,849
6.63%, 03/15/32(c)(d)	USD75	74,591
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)	USD90	82,242
Sunoco LP
6.25%, 07/01/33(c)	USD155	154,724
7.00%, 05/01/29(c)	USD85	87,262
7.25%, 05/01/32(c)	USD95	98,298
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	USD75	71,042
4.50%, 04/30/30	USD108	101,655
5.88%, 03/15/28	USD50	49,798
6.00%, 04/15/27	USD50	49,813
7.00%, 09/15/28(c)	USD70	71,629
Synchrony Financial, 7.25%, 02/02/33(d)	USD85	86,700
Security	Par (000)	Value
United States (continued)
Talen Energy Supply LLC, 8.63%, 06/01/30(c)(d)	USD185	$196,707
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(c)	USD120	116,569
6.00%, 03/01/27(c)	USD40	39,354
6.00%, 12/31/30(c)	USD90	83,810
6.00%, 09/01/31(c)	USD65	59,705
7.38%, 02/15/29(c)	USD95	94,302
Talos Production Inc.
9.00%, 02/01/29(c)	USD85	80,835
9.38%, 02/01/31(c)	USD70	65,571
Taylor Morrison Communities Inc.
5.13%, 08/01/30(c)	USD45	43,640
5.75%, 01/15/28(c)	USD80	79,922
5.88%, 06/15/27(c)	USD60	60,314
TEGNA Inc.
4.63%, 03/15/28	USD100	95,625
5.00%, 09/15/29(d)	USD130	120,209
Teleflex Inc., 4.25%, 06/01/28(c)	USD100	95,777
Tempur Sealy International Inc.
3.88%, 10/15/31(c)(d)	USD125	110,000
4.00%, 04/15/29(c)	USD50	46,422
Tenet Healthcare Corp.
4.25%, 06/01/29	USD160	152,094
4.38%, 01/15/30	USD205	194,432
4.63%, 06/15/28	USD85	82,688
5.13%, 11/01/27	USD220	218,240
6.13%, 10/01/28	USD288	287,280
6.13%, 06/15/30	USD235	236,175
6.25%, 02/01/27	USD145	145,001
6.75%, 05/15/31(d)	USD180	184,455
Tenneco Inc., 8.00%, 11/17/28(c)	USD225	214,688
Terex Corp.
5.00%, 05/15/29(c)	USD75	71,753
6.25%, 10/15/32(c)	USD100	95,690
TerraForm Power Operating LLC
4.75%, 01/15/30(c)	USD85	79,896
5.00%, 01/31/28(c)	USD85	82,769
TKC Holdings Inc.
6.88%, 05/15/28(c)	USD60	60,150
10.50%, 05/15/29(c)	USD85	84,548
TransDigm Inc.
4.63%, 01/15/29	USD150	144,416
4.88%, 05/01/29	USD125	120,282
5.50%, 11/15/27	USD320	318,800
6.00%, 01/15/33(c)	USD195	194,671
6.38%, 03/01/29(c)	USD360	366,858
6.63%, 03/01/32(c)	USD255	261,166
6.75%, 08/15/28(c)	USD245	249,716
6.88%, 12/15/30(c)(d)	USD150	154,508
7.13%, 12/01/31(c)	USD120	124,639
Transocean Inc.
8.25%, 05/15/29(c)	USD125	100,749
8.50%, 05/15/31(c)	USD105	81,113
8.75%, 02/15/30(c)	USD156	151,661
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)	USD68	66,862
Travel & Leisure Co.
4.50%, 12/01/29(c)(d)	USD90	84,424
6.00%, 04/01/27	USD50	50,278
6.63%, 07/31/26(c)	USD60	60,417

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Tronox Inc., 4.63%, 03/15/29(c)	USD130	$104,650
Twilio Inc.
3.63%, 03/15/29	USD65	60,704
3.88%, 03/15/31(d)	USD50	45,219
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(c)	USD125	126,875
U.S. Foods Inc.
4.63%, 06/01/30(c)(d)	USD55	52,388
4.75%, 02/15/29(c)	USD140	135,856
5.75%, 04/15/33(c)(d)	USD55	53,907
6.88%, 09/15/28(c)	USD70	71,670
7.25%, 01/15/32(c)(d)	USD45	46,913
UGI International LLC, 2.50%, 12/01/29(a)	EUR100	104,468
UKG Inc., 6.88%, 02/01/31(c)	USD300	309,075
United Rentals North America Inc.
3.75%, 01/15/32	USD80	71,143
3.88%, 11/15/27	USD100	96,695
3.88%, 02/15/31	USD175	159,882
4.00%, 07/15/30	USD70	65,151
4.88%, 01/15/28	USD195	192,197
5.25%, 01/15/30(d)	USD90	88,984
5.50%, 05/15/27(d)	USD47	46,910
6.13%, 03/15/34(c)(d)	USD135	136,176
United Wholesale Mortgage LLC
5.50%, 04/15/29(c)	USD75	72,513
5.75%, 06/15/27(c)	USD70	69,077
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(c)(d)	USD100	89,138
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(c)	USD65	62,174
6.50%, 02/15/29(c)	USD155	141,861
10.50%, 02/15/28(c)(d)	USD315	334,527
Univision Communications Inc.
4.50%, 05/01/29(c)(d)	USD130	111,354
6.63%, 06/01/27(c)	USD165	159,431
7.38%, 06/30/30(c)	USD115	104,866
8.00%, 08/15/28(c)	USD210	204,531
8.50%, 07/31/31(c)(d)	USD140	131,337
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	USD80	79,219
7.13%, 03/15/29(c)	USD120	121,146
Valaris Ltd., 8.38%, 04/30/30(c)	USD120	112,339
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(c)	USD130	109,525
6.25%, 01/15/30(c)	USD115	115,030
3.88%, 08/15/29(c)	USD150	137,529
4.13%, 08/15/31(c)	USD185	165,284
Venture Global LNG Inc.
7.00%, 01/15/30(c)	USD205	192,960
8.13%, 06/01/28(c)	USD255	253,087
8.38%, 06/01/31(c)	USD265	255,394
9.50%, 02/01/29(c)	USD365	378,231
9.88%, 02/01/32(c)	USD275	278,867
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(c)	USD155	158,767
7.75%, 05/01/35(c)	USD100	102,722
VF Corp.
0.25%, 02/25/28	EUR100	98,261
0.63%, 02/25/32	EUR100	79,605
Security	Par (000)	Value
United States (continued)
2.80%, 04/23/27	USD100	$92,777
2.95%, 04/23/30	USD75	61,685
Viasat Inc.
5.63%, 04/15/27(c)(d)	USD85	83,169
6.50%, 07/15/28(c)(d)	USD40	35,150
7.50%, 05/30/31(c)	USD95	71,915
Viking Cruises Ltd.
5.88%, 09/15/27(c)	USD115	114,646
7.00%, 02/15/29(c)	USD50	50,181
9.13%, 07/15/31(c)	USD75	80,063
Vistra Operations Co. LLC
4.38%, 05/01/29(c)	USD160	153,885
5.00%, 07/31/27(c)	USD215	213,119
5.50%, 09/01/26(c)	USD100	99,518
5.63%, 02/15/27(c)	USD120	119,914
6.88%, 04/15/32(c)	USD115	118,626
7.75%, 10/15/31(c)	USD170	179,633
Vital Energy Inc., 7.88%, 04/15/32(c)(d)	USD115	89,074
VOC Escrow Ltd., 5.00%, 02/15/28(c)	USD95	93,100
Walgreens Boots Alliance Inc.
2.13%, 11/20/26	EUR100	109,800
3.20%, 04/15/30(d)	USD125	117,624
3.45%, 06/01/26	USD150	146,521
8.13%, 08/15/29(d)	USD75	78,017
Wand NewCo 3 Inc., 7.63%, 01/30/32(c)(d)	USD140	143,840
Wayfair LLC
7.25%, 10/31/29(c)	USD100	91,344
7.75%, 09/15/30(c)	USD75	68,576
Weatherford International Ltd., 8.63%, 04/30/30(c)(d)	USD175	172,869
WESCO Distribution Inc.
6.38%, 03/15/29(c)(d)	USD125	126,562
6.38%, 03/15/33(c)(d)	USD95	95,950
6.63%, 03/15/32(c)(d)	USD115	117,204
7.25%, 06/15/28(c)	USD140	142,281
Williams Scotsman Inc.
4.63%, 08/15/28(c)	USD65	62,310
6.63%, 06/15/29(c)	USD55	55,572
6.63%, 04/15/30(c)	USD65	66,157
7.38%, 10/01/31(c)(d)	USD45	46,580
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(c)	USD250	255,602
Wolverine Escrow LLC, 1.00%, 01/31/33(e)(f)(k)	USD89	—
WR Grace Holdings LLC
4.88%, 06/15/27(c)	USD80	77,455
5.63%, 08/15/29(c)(d)	USD145	127,970
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(c)(d)	USD100	96,473
6.25%, 03/15/33(c)	USD95	91,720
7.13%, 02/15/31(c)(d)	USD155	160,087
Xerox Corp., 10.25%, 10/15/30(c)(d)	USD45	45,814
Xerox Holdings Corp.
5.50%, 08/15/28(c)(d)	USD100	64,000
8.88%, 11/30/29(c)(d)	USD65	38,919
Xerox Issuer Corp., 13.50%, 04/15/31(c)(d)	USD50	47,438
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(c)(d)	USD105	105,394
8.63%, 03/15/33(c)(d)	USD115	114,641
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
XPO Inc.
7.13%, 06/01/31(c)(d)	USD45	$46,076
7.13%, 02/01/32(c)(d)	USD75	76,835
Yum! Brands Inc.
3.63%, 03/15/31	USD145	130,798
4.63%, 01/31/32	USD130	122,137
4.75%, 01/15/30(c)	USD125	120,819
5.38%, 04/01/32	USD120	117,990
Zayo Group Holdings Inc.
4.00%, 03/01/27(c)	USD155	142,586
6.13%, 03/01/28(c)	USD110	89,684
		114,234,359
Total Corporate Bonds & Notes — 96.9% (Cost: $176,683,770)		173,436,763
Fixed Rate Loan Interests
United States — 0.0%
Clover Holdings SPV III LLC, , 2024 USD Term Loan, 2024 USD Term Loan12/09/27(k)	$5	5,305
Total Fixed Rate Loan Interests — 0.0% (Cost: $5,141)		5,305
	Shares
Common Stocks
United States — 0.0%
Incora Top Holdco LLC, NVS(d)(k)	1,351	20,265
New Fortress Energy Inc., (Acquired12/24/24, Cost $0)(l)	2,564	13,923
Office Properties Income Trust, NVS	149	61
		34,249
Total Common Stocks — 0.0% (Cost: $147,633)		34,249
Preferred Stocks
United States — 0.0%
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	263	6,049
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	181	3,710
		9,759
Total Preferred Stocks — 0.0% (Cost: $8,840)		9,759
Total Long-Term Investments — 96.9% (Cost: $176,845,384)		173,486,076
Security	Shares	Value
Short-Term Securities
Money Market Funds — 16.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(m)(n)(o)	27,207,620	$27,218,503
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(m)(n)	2,490,000	2,490,000
Total Short-Term Securities — 16.6% (Cost: $29,700,341)		29,708,503
Total Investments — 113.5% (Cost: $206,545,725)		203,194,579
Liabilities in Excess of Other Assets — (13.5)%		(24,169,113)
Net Assets — 100.0%		$179,025,466

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Perpetual security with no stated maturity date.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Zero-coupon bond.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,923, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(m)	Affiliate of the Fund.
(n)	Annualized 7-day yield as of period end.
(o)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® US & Intl High Yield Corp Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,845,580	$8,378,981 (a)	$—	$(681)	$(5,377)	$27,218,503	27,207,620	$50,130 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,160,000	1,330,000 (a)	—	—	—	2,490,000	2,490,000	25,849	—
				$(681)	$(5,377)	$29,708,503		$75,979	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$173,431,072	$5,691	$173,436,763
Fixed Rate Loan Interests	—	—	5,305	5,305
Common Stocks	—	13,984	20,265	34,249
Preferred Stocks	—	9,759	—	9,759
Short-Term Securities
Money Market Funds	29,708,503	—	—	29,708,503
	$29,708,503	$173,454,815	$31,261	$203,194,579
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$40,422,439	$364,438,439	$427,433,070	$293,311,589
Investments, at value—affiliated(c)	30,000	33,871,355	57,315,573	—
Cash	5,610	11,258	8,515	212,357
Foreign currency, at value(d)	441,559	8,939	3,293	2,351,560
Receivables:
Investments sold	1,492,272	3,577,435	3,761,629	3,153,467
Securities lending income—affiliated	—	13,506	22,321	—
Capital shares sold	—	—	20,147	—
Dividends—affiliated	33	6,482	11,019	6,115
Interest—unaffiliated	650,451	4,620,329	7,156,375	5,881,884
Total assets	43,042,364	406,547,743	495,731,942	304,916,972
LIABILITIES
Collateral on securities loaned, at value	—	31,543,195	54,637,950	—
Payables:
Investments purchased	1,740,191	3,831,557	3,567,148	3,985,904
Deferred foreign capital gain tax	—	—	—	347,214
Foreign taxes	—	—	—	1,163
Investment advisory fees	13,725	154,410	177,439	74,431
Total liabilities	1,753,916	35,529,162	58,382,537	4,408,712
Commitments and contingent liabilities
NET ASSETS	$41,288,448	$371,018,581	$437,349,405	$300,508,260
NET ASSETS CONSIST OF
Paid-in capital	$47,022,109	$421,884,353	$569,161,635	$396,738,341
Accumulated loss	(5,733,661)	(50,865,772)	(131,812,230)	(96,230,081)
NET ASSETS	$41,288,448	$371,018,581	$437,349,405	$300,508,260
NET ASSET VALUE
Shares outstanding	800,000	8,300,000	11,600,000	7,800,000
Net asset value	$51.61	$44.70	$37.70	$38.53
Shares authorized	500 million	500 million	500 million	500 million
Par value	$0.001	$0.001	$0.001	$0.001
(a) Investments, at cost—unaffiliated	$39,807,680	$379,767,393	$455,363,005	$300,568,009
(b) Securities loaned, at value	$—	$30,297,544	$52,385,756	$—
(c) Investments, at cost—affiliated	$30,000	$33,874,595	$57,320,897	$—
(d) Foreign currency, at cost	$436,284	$8,476	$3,135	$2,323,781
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2025

iShares US & Intl High Yield Corp Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$173,486,076
Investments, at value—affiliated(c)	29,708,503
Cash	37,886
Foreign currency, at value(d)	883,380
Receivables:
Investments sold	1,658,269
Securities lending income—affiliated	7,358
Loans	360
Capital shares sold	69,491
Dividends—affiliated	7,887
Interest—unaffiliated	2,963,612
Total assets	208,822,822
LIABILITIES
Collateral on securities loaned, at value	27,220,859
Payables:
Investments purchased	2,521,378
Investment advisory fees	55,119
Total liabilities	29,797,356
Commitments and contingent liabilities
NET ASSETS	$179,025,466
NET ASSETS CONSIST OF
Paid-in capital	$192,751,783
Accumulated loss	(13,726,317)
NET ASSETS	$179,025,466
NET ASSET VALUE
Shares outstanding	4,000,000
Net asset value	$44.76
Shares authorized	500 million
Par value	$0.001
(a) Investments, at cost—unaffiliated	$176,845,384
(b) Securities loaned, at value	$26,050,005
(c) Investments, at cost—affiliated	$29,700,341
(d) Foreign currency, at cost	$878,393
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares International High Yield Bond ETF	iShares J.P. Morgan EM Corporate Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF	iShares J.P. Morgan EM Local Currency Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$862	$46,294	$85,657	$28,607
Interest—unaffiliated	1,186,002	11,403,486	17,678,261	11,446,952
Securities lending income—affiliated—net	—	102,307	191,456	—
Other income—unaffiliated	3,677	4,247	3,115	—
Foreign taxes withheld	(3,388)	(3)	(116)	(156,113)
Total investment income	1,187,153	11,556,331	17,958,373	11,319,446
EXPENSES
Investment advisory	88,271	1,009,682	1,135,473	491,819
Commitment costs	—	—	—	1,660
Interest expense	—	254	—	152
Total expenses	88,271	1,009,936	1,135,473	493,631
Net investment income	1,098,882	10,546,395	16,822,900	10,825,815
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(194,192)	(880,548)	(2,117,771)	(5,433,530)
Investments—affiliated	—	9,572	17,293	—
Foreign currency transactions	19,472	—	—	(324,071)
In-kind redemptions—unaffiliated(b)	(183,807)	41,391	1,707,658	(3,406,065)
	(358,527)	(829,585)	(392,820)	(9,163,666)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	1,328,576	(3,066,462)	(8,568,060)	10,561,073
Investments—affiliated	—	(20,224)	(38,351)	—
Foreign currency translations	50,058	376	132	273,125
	1,378,634	(3,086,310)	(8,606,279)	10,834,198
Net realized and unrealized gain (loss)	1,020,107	(3,915,895)	(8,999,099)	1,670,532
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,118,989	$6,630,500	$7,823,801	$12,496,347
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$—	$—	$(169,951)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(256,103)
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2025

iShares US & Intl High Yield Corp Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$25,849
Interest—unaffiliated	4,871,381
Securities lending income—affiliated—net	50,130
Other income—unaffiliated	4,673
Total investment income	4,952,033
EXPENSES
Investment advisory	296,040
Total expenses	296,040
Net investment income	4,655,993
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(18,800)
Investments—affiliated	(681)
Foreign currency transactions	2,960
In-kind redemptions—unaffiliated(a)	(66,924)
(83,445)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(296,382)
Investments—affiliated	(5,377)
Foreign currency translations	50,659
(251,100)
Net realized and unrealized loss	(334,545)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,321,448
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations

Statements of Changes in Net Assets

	iShares International High Yield Bond ETF		iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,098,882	$2,457,741	$10,546,395	$21,509,343
Net realized loss	(358,527)	(638,372)	(829,585)	(2,555,046)
Net change in unrealized appreciation (depreciation)	1,378,634	5,217,255	(3,086,310)	37,315,312
Net increase in net assets resulting from operations	2,118,989	7,036,624	6,630,500	56,269,609
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,161,932)(b)	(1,678,258)	(10,895,433)(b)	(21,697,293)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(9,867,572)	—	(69,148,991)	(4,974,797)
NET ASSETS
Total increase (decrease) in net assets	(9,910,515)	5,358,366	(73,413,924)	29,597,519
Beginning of period	51,198,963	45,840,597	444,432,505	414,834,986
End of period	$41,288,448	$51,198,963	$371,018,581	$444,432,505

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares J.P. Morgan EM High Yield Bond ETF		iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$16,822,900	$26,420,766	$10,825,815	$27,873,727
Net realized loss	(392,820)	(11,789,342)	(9,163,666)	(39,549,642)
Net change in unrealized appreciation (depreciation)	(8,606,279)	59,137,763	10,834,198	45,894,792
Net increase in net assets resulting from operations	7,823,801	73,769,187	12,496,347	34,218,877
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,478,216)(b)	(25,337,988)	—	(6,390,267)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(10,663,946)	102,784,153	(74,457,484)	(136,659,360)
NET ASSETS
Total increase (decrease) in net assets	(20,318,361)	151,215,352	(61,961,137)	(108,830,750)
Beginning of period	457,667,766	306,452,414	362,469,397	471,300,147
End of period	$437,349,405	$457,667,766	$300,508,260	$362,469,397

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets(continued)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,655,993	$8,170,108
Net realized loss	(83,445)	(633,190)
Net change in unrealized appreciation (depreciation)	(251,100)	12,220,842
Net increase in net assets resulting from operations	4,321,448	19,757,760
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,641,350)(b)	(7,906,875)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	31,304,113	13,473,414
NET ASSETS
Total increase in net assets	30,984,211	25,324,299
Beginning of period	148,041,255	122,716,956
End of period	$179,025,466	$148,041,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares International High Yield Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$51.20	$45.84	$39.74	$54.74	$51.94	$51.05
Net investment income(a)	1.21	2.46	2.07	1.38	1.44	1.42
Net realized and unrealized gain (loss)(b)	1.60	4.58	4.30	(14.76)	2.18	0.09
Net increase (decrease) from investment operations	2.81	7.04	6.37	(13.38)	3.62	1.51
Distributions(c)
From net investment income	(2.40)(d)	(1.68)	(0.27)	(1.56)	(0.82)	(0.62)
Return of capital	—	—	—	(0.06)	—	—
Total distributions	(2.40)	(1.68)	(0.27)	(1.62)	(0.82)	(0.62)
Net asset value, end of period	$51.61	$51.20	$45.84	$39.74	$54.74	$51.94
Total Return(e)
Based on net asset value	5.96%(f)	15.56%	16.06%	(25.15)%	6.90%	3.00%
Ratios to Average Net Assets(g)
Total expenses	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	4.98%(h)	4.99%	4.54%	2.92%	2.56%	2.85%
Supplemental Data
Net assets, end of period (000)	$41,288	$51,199	$45,841	$31,796	$71,161	$46,750
Portfolio turnover rate(i)	20%	46%	33%	23%	33%	46%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$45.12	$41.48	$40.27	$51.32	$51.13	$51.29
Net investment income(a)	1.16	2.25	2.04	1.68	1.75	2.06
Net realized and unrealized gain (loss)(b)	(0.40)	3.66	1.21	(10.93)	0.23	(0.13)
Net increase (decrease) from investment operations	0.76	5.91	3.25	(9.25)	1.98	1.93
Distributions from net investment income(c)	(1.18)(d)	(2.27)	(2.04)	(1.80)	(1.79)	(2.09)
Net asset value, end of period	$44.70	$45.12	$41.48	$40.27	$51.32	$51.13
Total Return(e)
Based on net asset value	1.71%(f)	14.50%	8.06%	(18.42)%	3.88%	3.94%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.22%(h)	5.09%	4.76%	3.62%	3.36%	4.08%
Supplemental Data
Net assets, end of period (000)	$371,019	$444,433	$414,835	$285,898	$518,363	$214,731
Portfolio turnover rate(i)	15%	30%	25%	18%	16%	25%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM High Yield Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$38.46	$33.49	$32.19	$43.61	$43.06	$46.63
Net investment income(a)	1.40	2.56	2.41	2.34	2.43	2.52
Net realized and unrealized gain (loss)(b)	(0.71)	4.89	1.37	(11.36)	0.68	(3.54)
Net increase (decrease) from investment operations	0.69	7.45	3.78	(9.02)	3.11	(1.02)
Distributions from net investment income(c)	(1.45)(d)	(2.48)	(2.48)	(2.40)	(2.56)	(2.55)
Net asset value, end of period	$37.70	$38.46	$33.49	$32.19	$43.61	$43.06
Total Return(e)
Based on net asset value	1.81%(f)	22.87%	11.82%	(21.35)%	7.16%	(2.08)%
Ratios to Average Net Assets(g)
Total expenses	0.50%(h)	0.50%	0.50%	0.50%	0.50%	0.50%
Total expenses after fees waived	0.50%(h)	0.50%	0.50%	0.50%	0.49%	0.48%
Net investment income	7.41%(h)	6.94%	6.97%	6.13%	5.40%	5.75%
Supplemental Data
Net assets, end of period (000)	$437,349	$457,668	$306,452	$291,297	$475,355	$303,584
Portfolio turnover rate(i)	14%	22%	20%	16%	23%	65%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan EM Local Currency Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$36.99	$34.65	$32.09	$41.73	$41.68	$45.43
Net investment income(a)	1.21	2.37	2.25	1.95	2.06	2.29
Net realized and unrealized gain (loss)(b)	0.33	0.46	0.61	(10.06)	(2.01)	(4.11)
Net increase (decrease) from investment operations	1.54	2.83	2.86	(8.11)	0.05	(1.82)
Distributions from net investment income(c)	—	(0.49)	(0.30)	(1.53)	—	(1.93)
Net asset value, end of period	$38.53	$36.99	$34.65	$32.09	$41.73	$41.68
Total Return(d)
Based on net asset value	4.15%(e)	8.18%	8.92%	(20.04)%	0.12%	(4.20)%
Ratios to Average Net Assets(f)
Total expenses	0.30%(g)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	6.60%(g)	6.52%	6.31%	5.37%	4.72%	5.46%
Supplemental Data
Net assets, end of period (000)	$300,508	$362,469	$471,300	$346,525	$517,427	$500,100
Portfolio turnover rate(h)	14%	31%	45%	47%	29%	43%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) Where applicable, assumes the reinvestment of distributions.
(e) Not annualized.
(f) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g) Annualized.
(h) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares US & Intl High Yield Corp Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$44.86	$40.91	$40.03	$49.61	$47.80	$48.97
Net investment income(a)	1.37	2.66	2.47	2.02	2.09	2.21
Net realized and unrealized gain (loss)(b)	(0.10)	3.88	0.71	(9.53)	1.99	(1.27)
Net increase (decrease) from investment operations	1.27	6.54	3.18	(7.51)	4.08	0.94
Distributions from net investment income(c)	(1.37)(d)	(2.59)	(2.30)	(2.07)	(2.27)	(2.11)
Net asset value, end of period	$44.76	$44.86	$40.91	$40.03	$49.61	$47.80
Total Return(e)
Based on net asset value	2.88%(f)	16.38%	7.93%	(15.46)%	8.56%	2.04%
Ratios to Average Net Assets(g)
Total expenses	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	6.20%(h)	6.07%	5.91%	4.48%	4.16%	4.65%
Supplemental Data
Net assets, end of period (000)	$179,025	$148,041	$122,717	$100,077	$193,464	$176,851
Portfolio turnover rate(i)	11%	27%	19%	16%	31%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
International High Yield Bond	Diversified
J.P. Morgan EM Corporate Bond	Diversified
J.P. Morgan EM High Yield Bond	Diversified
J.P. Morgan EM Local Currency Bond	Non-diversified
US & Intl High Yield Corp Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan EM Corporate Bond
Barclays Bank PLC	$11,407,454	$(11,407,454)	$—	$—
Barclays Capital, Inc.	98,750	(98,750)	—	—
BNP Paribas SA	4,373,677	(4,373,677)	—	—
BofA Securities, Inc.	2,443,308	(2,443,308)	—	—
Citigroup Global Markets, Inc.	1,093,901	(1,093,901)	—	—
Deutsche Bank Securities, Inc.	259,732	(259,732)	—	—
HSBC Securities (USA), Inc.	332,729	(332,729)	—	—
J.P. Morgan Securities LLC	2,454,650	(2,454,650)	—	—
Jefferies LLC	2,130,826	(2,130,826)	—	—
Morgan Stanley	1,275,204	(1,275,204)	—	—
Nomura Securities International, Inc.	2,270,006	(2,224,068)	—	45,938(b)
Pershing LLC	713,530	(713,530)	—	—
Scotia Capital (USA), Inc.	192,650	(192,650)	—	—
UBS Securities LLC	60,857	(60,857)	—	—
Wells Fargo Bank, National Association	156,950	(156,950)	—	—
Wells Fargo Securities LLC	1,033,320	(1,033,320)	—	—
	$30,297,544	$(30,251,606)	$—	$45,938
J.P. Morgan EM High Yield Bond
Barclays Bank PLC	$8,651,909	$(8,651,909)	$—	$—
Barclays Capital, Inc.	192,169	(192,169)	—	—
BNP Paribas SA	7,970,930	(7,970,930)	—	—
BofA Securities, Inc.	6,044,128	(6,044,128)	—	—
Citigroup Global Markets, Inc.	1,429,709	(1,429,709)	—	—
Goldman Sachs & Co. LLC	1,349,382	(1,349,382)	—	—
HSBC Securities (USA), Inc.	308,120	(308,120)	—	—
J.P. Morgan Securities LLC	11,259,389	(11,259,389)	—	—
Jefferies LLC	4,890,244	(4,890,244)	—	—
Morgan Stanley	2,484,988	(2,484,988)	—	—
Nomura Securities International, Inc.	5,235,413	(5,235,413)	—	—
Pershing LLC	1,374,537	(1,374,537)	—	—
RBC Capital Markets LLC	246,302	(246,302)	—	—
UBS AG	2,075	(2,075)	—	—
UBS Securities LLC	389,306	(389,306)	—	—
Wells Fargo Securities LLC	557,155	(557,155)	—	—
	$52,385,756	$(52,385,756)	$—	$—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
US & Intl High Yield Corp Bond
Barclays Bank PLC	$4,737,926	$(4,737,926)	$—	$—
Barclays Capital, Inc.	659,006	(659,006)	—	—
BMO Capital Markets Corp.	202,214	(202,214)	—	—
BNP Paribas SA	3,349,779	(3,349,779)	—	—
BofA Securities, Inc.	701,813	(701,813)	—	—
Citadel Clearing LLC	219,045	(219,045)	—	—
Citigroup Global Markets, Inc.	476,856	(476,856)	—	—
Deutsche Bank Securities, Inc.	2,564,059	(2,564,059)	—	—
Goldman Sachs & Co. LLC	1,896,302	(1,896,302)	—	—
J.P. Morgan Securities LLC	3,109,062	(3,109,062)	—	—
Jefferies LLC	184,637	(184,637)	—	—
Morgan Stanley	1,599,085	(1,599,085)	—	—
Nomura Securities International, Inc.	106,786	(106,786)	—	—
Pershing LLC	116,237	(116,237)	—	—
RBC Capital Markets LLC	2,804,360	(2,804,360)	—	—
Scotia Capital (USA), Inc.	692,425	(692,425)	—	—
Scotia Capital Inc	395,425	(395,425)	—	—
State Street Bank & Trust Co.	415,465	(415,465)	—	—
TD Securities (USA) LLC	121,474	(121,474)	—	—
Toronto-Dominion Bank	365,431	(365,431)	—	—
UBS Securities LLC	419,922	(419,922)	—	—
Wells Fargo Bank N.A.	177,200	(177,200)	—	—
Wells Fargo Securities LLC	735,496	(735,496)	—	—
	$26,050,005	$(26,050,005)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
International High Yield Bond	0.40%
J.P. Morgan EM Corporate Bond	0.50
J.P. Morgan EM High Yield Bond	0.50
J.P. Morgan EM Local Currency Bond	0.30
US & Intl High Yield Corp Bond	0.40
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of BFA, under which BFA pays BIL for services it provides to the iShares International High Yield Bond ETF, iShares J.P. Morgan EM Corporate Bond ETF, iShares J.P. Morgan EM High Yield Bond ETF, iShares J.P. Morgan EM Local Currency Bond ETF and iShares US & Intl High Yield Corp Bond ETF. BFA has entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited (“BRS”, together with BlackRock International Limited, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays BRS for services it provides to the iShares J.P. Morgan EM Local Currency Bond ETF.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan EM Corporate Bond	$28,974
J.P. Morgan EM High Yield Bond	55,481
US & Intl High Yield Corp Bond	14,661
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
International High Yield Bond	$8,569,706	$9,814,089
J.P. Morgan EM Corporate Bond	61,707,790	63,764,951
J.P. Morgan EM High Yield Bond	61,353,853	64,632,823
J.P. Morgan EM Local Currency Bond	46,526,700	76,034,968
US & Intl High Yield Corp Bond	15,900,329	16,006,065
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
International High Yield Bond	$—	$9,484,632
J.P. Morgan EM Corporate Bond	2,273,081	68,677,924
J.P. Morgan EM High Yield Bond	50,375,549	59,067,891
J.P. Morgan EM Local Currency Bond	—	34,310,427
US & Intl High Yield Corp Bond	34,270,871	4,154,616
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
International High Yield Bond	$(6,640,366)
J.P. Morgan EM Corporate Bond	(34,202,062)
J.P. Morgan EM High Yield Bond	(103,551,727)
J.P. Morgan EM Local Currency Bond	(83,807,038)
US & Intl High Yield Corp Bond	(10,942,990)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International High Yield Bond	$39,897,223	$2,010,123	$(1,454,907)	$555,216
J.P. Morgan EM Corporate Bond	415,638,623	3,569,451	(20,898,280)	(17,328,829)
J.P. Morgan EM High Yield Bond	515,112,073	7,238,913	(37,602,343)	(30,363,430)
J.P. Morgan EM Local Currency Bond	307,179,095	10,287,723	(24,155,229)	(13,867,506)
US & Intl High Yield Corp Bond	206,804,116	3,206,838	(6,816,375)	(3,609,537)
8. LINE OF CREDIT
The iShares J.P. Morgan EM Local Currency Bond ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 15, 2025. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended April 30, 2025, the Fund did not borrow under the Syndicated Credit Agreement.
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.”
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
International High Yield Bond
Shares redeemed	(200,000)	$(9,867,572)	—	$—
J.P. Morgan EM Corporate Bond
Shares sold	50,000	$2,228,313	900,000	$40,365,040
Shares redeemed	(1,600,000)	(71,377,304)	(1,050,000)	(45,339,837)
	(1,550,000)	$(69,148,991)	(150,000)	$(4,974,797)
J.P. Morgan EM High Yield Bond
Shares sold	1,350,000	$51,775,030	2,900,000	$108,295,192
Shares issued to shareholders in reinvestment of distributions	—	(11,950)	—	—
Shares redeemed	(1,650,000)	(62,427,026)	(150,000)	(5,511,039)
	(300,000)	$(10,663,946)	2,750,000	$102,784,153

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan EM Local Currency Bond
Shares sold	—	$—	600,000	$22,293,694
Shares redeemed	(2,000,000)	(74,457,484)	(4,400,000)	(158,953,054)
	(2,000,000)	$(74,457,484)	(3,800,000)	$(136,659,360)
US & Intl High Yield Corp Bond
Shares sold	800,000	$35,618,453	500,000	$21,939,956
Shares redeemed	(100,000)	(4,314,340)	(200,000)	(8,466,542)
	700,000	$31,304,113	300,000	$13,473,414
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ADR	American Depositary Receipt
CAB	Capital Appreciation Bonds
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax
Glossary of Terms Used in this Report

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co. or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares, Inc.

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares, Inc.

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares, Inc.

Date: June 24, 2025